NATIONWIDE

VLI SEPARATE

ACCOUNT-2

Annual Report

to

Contract Owners

December 31, 2013

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide VLI Separate Account-2:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-2 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2013, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2013, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2014

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Assets:
Investments at fair value:

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
429 shares (cost $4,282)	$5,034
Global Allocation V.I. Fund - Class II (MLVGA2)
208,420 shares (cost $3,425,800)	3,659,863
VIP Small Cap Value Series: Service Class (DWVSVS)
1,437 shares (cost $53,784)	59,766
Stock Index Fund, Inc. - Initial Shares (DSIF)
1,133,789 shares (cost $32,669,925)	46,303,931
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
164,225 shares (cost $4,108,414)	7,239,044
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
1,500 shares (cost $17,077)	17,203
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
40,374 shares (cost $161,257)	216,000
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
47,560 shares (cost $1,370,724)	1,508,602
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
78,126 shares (cost $2,923,311)	4,093,812
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
235,530 shares (cost $1,536,844)	1,964,316
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
115,499 shares (cost $4,571,615)	4,726,216
Investors Growth Stock Series - Initial Class (MIGIC)
14,107 shares (cost $156,921)	216,125
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
14,171 shares (cost $257,016)	312,761
Value Series - Initial Class (MVFIC)
101,074 shares (cost $1,366,838)	1,948,704
Core Plus Fixed Income Portfolio - Class I (MSVFI)
26,136 shares (cost $271,411)	266,846
Emerging Markets Debt Portfolio - Class I (MSEM)
151,563 shares (cost $1,336,888)	1,245,848
U.S. Real Estate Portfolio - Class I (MSVRE)
79,292 shares (cost $1,142,477)	1,248,061
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
406,442 shares (cost $5,862,388)	7,880,915
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
78,229 shares (cost $1,432,854)	1,875,921
American Funds NVIT Bond Fund - Class II (GVABD2)
76,654 shares (cost $806,141)	860,058
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
54,864 shares (cost $1,279,538)	1,670,052
American Funds NVIT Growth Fund - Class II (GVAGR2)
24,859 shares (cost $1,338,858)	1,941,958
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
17,826 shares (cost $637,702)	971,004
Federated NVIT High Income Bond Fund - Class I (HIBF)
15,979 shares (cost $109,498)	110,413
Federated NVIT High Income Bond Fund - Class III (HIBF3)
207,716 shares (cost $1,431,540)	1,433,242
NVIT Emerging Markets Fund - Class I (GEM)
71,557 shares (cost $831,288)	844,369
NVIT Emerging Markets Fund - Class III (GEM3)
206,243 shares (cost $2,358,861)	2,429,545
NVIT International Equity Fund - Class I (GIG)
63,199 shares (cost $536,598)	679,391
NVIT International Equity Fund - Class III (GIG3)
361,553 shares (cost $2,749,711)	3,890,314
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
1,367,963 shares (cost $11,000,331)	15,594,779
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
9,038 shares (cost $101,522)	136,300

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
30,861 shares (cost $303,966)	$345,029
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
36,292 shares (cost $403,201)	432,967
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
65,709 shares (cost $678,822)	803,618
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
138,712 shares (cost $1,448,906)	1,506,413
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
99,204 shares (cost $977,609)	1,197,388
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
56,813 shares (cost $556,214)	674,940
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
29,151 shares (cost $308,686)	337,283
NVIT Core Bond Fund - Class I (NVCBD1)
53,329 shares (cost $588,697)	570,082
NVIT Core Plus Bond Fund - Class I (NVLCP1)
14,581 shares (cost $167,629)	162,580
NVIT Nationwide Fund - Class I (TRF)
3,808,418 shares (cost $39,597,427)	50,233,030
NVIT Government Bond Fund - Class I (GBF)
626,036 shares (cost $7,429,886)	6,761,187
American Century NVIT Growth Fund - Class I (CAF)
699,454 shares (cost $7,225,581)	14,066,013
NVIT International Index Fund - Class VI (GVIX6)
51,501 shares (cost $421,831)	507,802
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
191,117 shares (cost $1,537,108)	2,392,787
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
7,114 shares (cost $93,349)	107,428
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
7,721 shares (cost $115,422)	134,893
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
54,789 shares (cost $567,755)	578,029
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
369,600 shares (cost $3,710,735)	4,775,236
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
398,506 shares (cost $4,272,395)	5,355,922
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
279,911 shares (cost $2,844,147)	3,300,156
NVIT Mid Cap Index Fund - Class I (MCIF)
253,442 shares (cost $4,762,466)	6,189,053
NVIT Money Market Fund - Class I (SAM)
18,711,080 shares (cost $18,711,080)	18,711,080
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
382,689 shares (cost $3,057,554)	4,615,228
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
13,371 shares (cost $177,029)	155,232
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
42,654 shares (cost $413,928)	493,501
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
158,493 shares (cost $1,607,584)	2,082,596
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
127,469 shares (cost $1,198,466)	1,519,432
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2,306,551 shares (cost $19,216,839)	31,738,136
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
1,742,805 shares (cost $15,658,477)	23,074,741
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
84,799 shares (cost $1,498,757)	2,019,903
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
374,946 shares (cost $3,905,686)	6,164,106
NVIT Multi-Manager Small Company Fund - Class I (SCF)
733,025 shares (cost $13,584,169)	20,187,495
NVIT Multi-Sector Bond Fund - Class I (MSBF)
162,574 shares (cost $1,478,164)	1,472,925
NVIT Short Term Bond Fund - Class II (NVSTB2)
56,047 shares (cost $585,637)	584,006
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2,303,579 shares (cost $35,104,014)	54,111,078
Templeton NVIT International Value Fund - Class III (NVTIV3)
12,541 shares (cost $165,004)	178,955
Invesco NVIT Comstock Value Fund - Class I (EIF)
48,680 shares (cost $551,455)	754,059

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

NVIT Real Estate Fund - Class I (NVRE1)
892,332 shares (cost $7,490,479)	$7,950,682
NVIT Small Cap Index Fund Class II (NVSIX2)
3,779 shares (cost $49,019)	52,944
NVIT S&P 500 Index Fund Class I (GVEX1)
75,907 shares (cost $937,442)	976,159
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)
207 shares (cost $2,229)	2,422
VPS Growth and Income Portfolio - Class A (ALVGIA)
27,493 shares (cost $642,616)	764,314
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
49,815 shares (cost $891,760)	1,140,273
VP Balanced Fund - Class I (ACVB)
642,680 shares (cost $4,117,619)	5,192,854
VP Capital Appreciation Fund - Class I (ACVCA)
97,696 shares (cost $1,061,961)	1,785,886
VP Income & Growth Fund - Class I (ACVIG)
284,370 shares (cost $2,076,692)	2,607,670
American Century VP Inflation Protection Fund - Class II (ACVIP2)
131,704 shares (cost $1,535,086)	1,376,306
VP International Fund - Class I (ACVI)
57,735 shares (cost $406,043)	620,074
VP International Fund - Class III (ACVI3)
19,148 shares (cost $145,523)	205,651
VP Mid Cap Value Fund - Class I (ACVMV1)
104,439 shares (cost $1,537,798)	1,928,994
VP Ultra(R) Fund - Class I (ACVU1)
12,614 shares (cost $182,736)	185,682
VP Vista(SM) Fund - Class I (ACVVS1)
2,134 shares (cost $29,360)	48,331
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
139,000 shares (cost $1,891,329)	2,585,408
Appreciation Portfolio - Initial Shares (DCAP)
104,801 shares (cost $3,996,230)	5,025,211
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
12,943 shares (cost $482,483)	608,712
Growth and Income Portfolio - Initial Shares (DGI)
53,089 shares (cost $1,125,315)	1,588,426
Managed Tail Risk Fund II: Primary Shares (FVCA2P)
22,936 shares (cost $149,385)	161,931
Quality Bond Fund II - Primary Shares (FQB)
137,757 shares (cost $1,559,815)	1,574,557
Equity-Income Portfolio - Initial Class (FEIP)
1,897,960 shares (cost $42,782,619)	44,203,488
High Income Portfolio - Initial Class (FHIP)
1,445,743 shares (cost $7,698,998)	8,385,307
VIP Asset Manager Portfolio - Initial Class (FAMP)
736,245 shares (cost $10,638,149)	12,692,872
VIP Energy Portfolio - Service Class 2 (FNRS2)
112,698 shares (cost $2,183,367)	2,685,599
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
32,827 shares (cost $345,579)	403,445
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
92,853 shares (cost $922,053)	1,169,025
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
96,868 shares (cost $946,423)	1,241,845
VIP Growth Portfolio - Initial Class (FGP)
1,063,418 shares (cost $37,970,701)	60,763,705
VIP High Income Portfolio - Initial Class R (FHIPR)
632,898 shares (cost $3,571,592)	3,658,148
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
282,831 shares (cost $3,649,297)	3,461,849
VIP Mid Cap Portfolio - Service Class (FMCS)
236,197 shares (cost $6,527,930)	8,540,896
VIP Overseas Portfolio - Initial Class (FOP)
337,172 shares (cost $6,496,116)	6,959,224
VIP Overseas Portfolio - Service Class R (FOSR)
235,122 shares (cost $3,509,292)	4,824,697
VIP Value Strategies Portfolio - Service Class (FVSS)
83,583 shares (cost $903,289)	1,198,575
Franklin Income Securities Fund - Class 2 (FTVIS2)
114,559 shares (cost $1,732,838)	1,840,965
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
166,410 shares (cost $3,471,976)	4,682,764

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
170,362 shares (cost $2,568,462)	$4,180,688
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
104,571 shares (cost $1,061,515)	1,058,258
Templeton Foreign Securities Fund - Class 1 (TIF)
11,609 shares (cost $170,313)	203,859
Templeton Foreign Securities Fund - Class 3 (TIF3)
87,546 shares (cost $1,249,410)	1,504,042
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
125,991 shares (cost $2,396,126)	2,345,955
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
21,082 shares (cost $160,943)	156,426
Short Duration Bond Portfolio - I Class Shares (AMTB)
266,050 shares (cost $2,946,362)	2,868,020
Balanced Portfolio - I Class Shares (AMBP)
2,859 shares (cost $25,382)	38,859
Growth Portfolio - I Class Shares (AMTG)
74,161 shares (cost $1,220,750)	2,044,630
Guardian Portfolio - I Class Shares (AMGP)
7,841 shares (cost $167,740)	209,279
International Portfolio - S Class Shares (AMINS)
1,693 shares (cost $17,402)	19,534
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
433 shares (cost $13,980)	17,290
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
205,785 shares (cost $1,785,834)	3,095,002
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)
1,476 shares (cost $21,528)	26,865
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
9,720 shares (cost $132,412)	187,104
Socially Responsive Portfolio - I Class Shares (AMSRS)
36,733 shares (cost $596,411)	797,834
Capital Income Fund/VA - Non-Service Shares (OVMS)
436,459 shares (cost $6,503,536)	6,040,587
Core Bond Fund/VA - Non-Service Shares (OVB)
637,571 shares (cost $5,481,472)	4,992,179
Global Securities Fund/VA - Class 3 (OVGS3)
222,675 shares (cost $6,375,814)	9,163,071
Global Securities Fund/VA - Non-Service Shares (OVGS)
364,545 shares (cost $10,639,487)	14,895,312
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
40,414 shares (cost $901,042)	1,262,541
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
54,950 shares (cost $1,142,494)	1,527,618
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
14,762 shares (cost $719,522)	1,099,905
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
33,369 shares (cost $183,384)	179,524
All Asset Portfolio - Administrative Class (PMVAAA)
45,792 shares (cost $521,358)	498,219
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
51,292 shares (cost $608,406)	550,878
Low Duration Portfolio - Administrative Class (PMVLDA)
182,945 shares (cost $1,931,067)	1,941,045
Total Return Portfolio - Administrative Class (PMVTRA)
113,911 shares (cost $1,306,128)	1,250,746
Putnam VT Growth and Income Fund - Class IB (PVGIB)
5,662 shares (cost $111,117)	135,370
Putnam VT International Equity Fund - Class IB (PVTIGB)
21,065 shares (cost $242,258)	301,017
Putnam VT Voyager Fund - Class IB (PVTVB)
9,944 shares (cost $417,604)	512,609
VI American Franchise Fund - Series I Shares (ACEG)
488 shares (cost $20,251)	24,708
VI Value Opportunities Fund - Series I Shares (AVBVI)
675 shares (cost $4,641)	6,313
Invesco - Invesco VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
82 shares (cost $1,089)	1,237
Variable Fund - Multi-Hedge Strategies (RVARS)
13 shares (cost $290)	290
Health Sciences Portfolio - II (TRHS2)
147,797 shares (cost $3,434,690)	4,404,352

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Limited-Term Bond Portfolio - II (TRLT2)
6,846 shares (cost $33,713)	$33,478
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
136,926 shares (cost $1,572,845)	1,451,411
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
435,375 shares (cost $5,323,620)	6,487,082
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
242,568 shares (cost $7,522,464)	7,614,225
Variable Insurance Portfolios - Asset Strategy (WRASP)
228,742 shares (cost $2,335,194)	3,030,509
Variable Insurance Portfolios - High Income (WRHIP)
264,075 shares (cost $1,025,419)	1,055,216
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
33,161 shares (cost $314,695)	355,594
Advantage VT Discovery Fund (SVDF)
24,173 shares (cost $629,786)	850,880
Advantage VT Opportunity Fund - Class 2 (SVOF)
57,942 shares (cost $874,314)	1,515,173
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
53,569 shares (cost $463,182)	601,048

Total Investments	$677,275,375

Other Accounts Receivable	22,592
Accounts Receivable-VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)	3
Accounts Receivable-U.S. Real Estate Portfolio - Class I (MSVRE)	470
Accounts Receivable-American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	5,040
Accounts Receivable-NVIT Government Bond Fund - Class I (GBF)	2,849
Accounts Receivable-NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	9,265
Accounts Receivable-NVIT Mid Cap Index Fund - Class I (MCIF)	5,467
Accounts Receivable-NVIT Multi-Manager Small Company Fund - Class I (SCF)	44,884
Accounts Receivable-VP Capital Appreciation Fund - Class I (ACVCA)	9,496
Accounts Receivable-VP Income & Growth Fund - Class I (ACVIG)	4,508
Accounts Receivable-VP International Fund - Class I (ACVI)	16,823
Accounts Receivable-Equity-Income Portfolio - Initial Class (FEIP)	25,722
Accounts Receivable-High Income Portfolio - Initial Class (FHIP)	5,238
Accounts Receivable-VIP Asset Manager Portfolio - Initial Class (FAMP)	4,237
Accounts Receivable-VIP Growth Portfolio - Initial Class (FGP)	15,776
Accounts Receivable-VIP Overseas Portfolio - Initial Class (FOP)	3,594
Accounts Receivable-Short Duration Bond Portfolio - I Class Shares (AMTB)	1,941
Accounts Receivable-Growth Portfolio - I Class Shares (AMTG)	3,429
Accounts Receivable-Guardian Portfolio - I Class Shares (AMGP)	53
Accounts Receivable-International Portfolio - S Class Shares (AMINS)	7
Accounts Receivable-Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	11
Accounts Receivable-Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	2,533
Accounts Receivable-Capital Income Fund/VA - Non-Service Shares (OVMS)	3,839
Accounts Receivable-Core Bond Fund/VA - Non-Service Shares (OVB)	4,308
Accounts Receivable-Global Securities Fund/VA - Non-Service Shares (OVGS)	25,566
Accounts Receivable-VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	15,463
Accounts Receivable-Advantage VT Opportunity Fund - Class 2 (SVOF)	11,575

Accounts Payable-NVIT Money Market Fund - Class I (SAM)	(91,028)
Accounts Payable-TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)	(2)
Accounts Payable-Invesco - Invesco VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)	(3)
Accounts Payable-Variable Fund - Multi-Hedge Strategies (RVARS)	(2)

$677,429,029

Contract Owners’ Equity:
Accumulation units	677,429,029

Total Contract Owners’ Equity (note 8)	$677,429,029

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	Total	ALVDAA	MLVGA2	DWVSVS	DSIF	DSRG	GVGMNS	IVKMG1
Reinvested dividends	$8,515,193	18	37,215	-	812,542	81,736	7	774
Asset charges (note 3)	(3,433,601)	(24)	(17,292)	(115)	(217,953)	(38,607)	(50)	(913)

Net investment income (loss)	5,081,592	(6)	19,923	(115)	594,589	43,129	(43)	(139)

Realized gain (loss) on investments	17,848,642	6	90,962	498	2,017,310	61,681	508	3,328
Change in unrealized gain (loss) on investments	110,647,503	515	220,499	5,981	8,964,501	1,786,062	111	55,982

Net gain (loss) on investments	128,496,145	521	311,461	6,479	10,981,811	1,847,743	619	59,310

Reinvested capital gains	10,692,737	17	131,343	-	490,403	-	410	-

Net increase (decrease) in contract owners’ equity resulting from operations	$144,270,474	532	462,727	6,364	12,066,803	1,890,872	986	59,171

Investment Activity:	JABS	JACAS	JAGTS	JAIGS	MIGIC	MNDIC	MVFIC	MSVFI
Reinvested dividends	$28,634	21,638	-	140,753	1,411	-	22,831	13,351
Asset charges (note 3)	(6,541)	(20,149)	(7,220)	(25,142)	(991)	(1,096)	(8,805)	(1,314)

Net investment income (loss)	22,093	1,489	(7,220)	115,611	420	(1,096)	14,026	12,037

Realized gain (loss) on investments	(7,560)	365,262	164,974	(160,062)	16,296	9,564	187,691	(1,281)
Change in unrealized gain (loss) on investments	170,125	633,138	312,284	629,812	29,688	54,674	351,169	(12,021)

Net gain (loss) on investments	162,565	998,400	477,258	469,750	45,984	64,238	538,860	(13,302)

Reinvested capital gains	65,593	-	-	-	7,056	2,189	5,906	-

Net increase (decrease) in contract owners’ equity resulting from operations	$250,251	999,889	470,038	585,361	53,460	65,331	558,792	(1,265)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	MSEM	MSVRE	NVAMV1	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2
Reinvested dividends	$53,619	19,757	137,526	21,613	15,753	5,827	5,860	8,620
Asset charges (note 3)	(7,983)	(12,053)	(38,163)	(8,195)	(4,539)	(7,798)	(9,049)	(4,156)

Net investment income (loss)	45,636	7,704	99,363	13,418	11,214	(1,971)	(3,189)	4,464

Realized gain (loss) on investments	64,768	172,662	314,945	85,324	18,277	146,130	150,645	26,157
Change in unrealized gain (loss) on investments	(274,717)	(137,711)	1,471,924	228,653	(57,955)	234,189	309,813	204,897

Net gain (loss) on investments	(209,949)	34,951	1,786,869	313,977	(39,678)	380,319	460,458	231,054

Reinvested capital gains	16,435	-	144,781	402	262	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(147,878)	42,655	2,031,013	327,797	(28,202)	378,348	457,269	235,518

Investment Activity:	HIBF	HIBF3	GEM	GEM3	GIG	GIG3	NVNMO1	NVNSR1
Reinvested dividends	$7,168	93,576	9,787	28,302	3,539	19,526	143,012	984
Asset charges (note 3)	(269)	(6,725)	(6,502)	(11,039)	(3,059)	(18,840)	(72,224)	(556)

Net investment income (loss)	6,899	86,851	3,285	17,263	480	686	70,788	428

Realized gain (loss) on investments	(291)	27,491	12,910	117,111	58,642	112,609	324,147	1,655
Change in unrealized gain (loss) on investments	533	(19,608)	(16,346)	(128,871)	47,547	479,592	3,894,869	31,401

Net gain (loss) on investments	242	7,883	(3,436)	(11,760)	106,189	592,201	4,219,016	33,056

Reinvested capital gains	-	-	-	-	-	-	580,724	-

Net increase (decrease) in contract owners’ equity resulting from operations	$7,141	94,734	(151)	5,503	106,669	592,887	4,870,528	33,484

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	NVCRA1	NVCRB1	NVCCA1	NVCCN1	NVCMD1	NVCMA1	NVCMC1	NVCBD1
Reinvested dividends	$3,918	6,974	11,636	27,690	18,894	9,774	5,898	10,872
Asset charges (note 3)	(1,619)	(1,910)	(3,180)	(7,604)	(5,788)	(3,648)	(1,070)	(2,558)

Net investment income (loss)	2,299	5,064	8,456	20,086	13,106	6,126	4,828	8,314

Realized gain (loss) on investments	12,586	13,812	11,422	9,102	22,801	19,801	12,320	746
Change in unrealized gain (loss) on investments	40,411	19,129	74,611	13,331	112,993	77,561	11,403	(23,542)

Net gain (loss) on investments	52,997	32,941	86,033	22,433	135,794	97,362	23,723	(22,796)

Reinvested capital gains	6,440	8,234	15,958	23,223	27,081	26,789	6,760	4,794

Net increase (decrease) in contract owners’ equity resulting from operations	$61,736	46,239	110,447	65,742	175,981	130,277	35,311	(9,688)

Investment Activity:	NVLCP1	TRF	GBF	CAF	GVIX6	GVIDA	NVDBL2	NVDCA2
Reinvested dividends	$3,127	618,072	143,334	86,768	12,826	35,617	1,720	2,182
Asset charges (note 3)	(804)	(288,944)	(41,251)	(76,797)	(1,861)	(11,527)	(591)	(710)

Net investment income (loss)	2,323	329,128	102,083	9,971	10,965	24,090	1,129	1,472

Realized gain (loss) on investments	2,167	61,165	(128,519)	553,075	(1,031)	55,532	677	1,351
Change in unrealized gain (loss) on investments	(11,073)	11,927,008	(438,927)	2,760,045	84,747	418,804	9,381	14,739

Net gain (loss) on investments	(8,906)	11,988,173	(567,446)	3,313,120	83,716	474,336	10,058	16,090

Reinvested capital gains	2,993	-	86,593	-	-	-	904	1,807

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,590)	12,317,301	(378,770)	3,323,091	94,681	498,426	12,091	19,369

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG3	GVDIVI
Reinvested dividends	$10,107	76,932	84,355	55,494	64,895	-	53,867	3,316
Asset charges (note 3)	(3,469)	(20,618)	(27,921)	(17,446)	(30,459)	(113,659)	(23,612)	(739)

Net investment income (loss)	6,638	56,314	56,434	38,048	34,436	(113,659)	30,255	2,577

Realized gain (loss) on investments	20,095	3,595	(78,814)	11,524	507,081	-	173,124	(8,043)
Change in unrealized gain (loss) on investments	(8,550)	653,264	1,043,874	211,930	885,674	-	621,335	32,842

Net gain (loss) on investments	11,545	656,859	965,060	223,454	1,392,755	-	794,459	24,799

Reinvested capital gains	9,099	-	-	40,187	148,870	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$27,282	713,173	1,021,494	301,689	1,576,061	(113,659)	824,714	27,376

Investment Activity:	GVDIV3	NVMLG1	NVMLV1	NVMMG1	NVMMV2	SCGF	SCVF	SCF
Reinvested dividends	$10,422	13,897	19,202	-	252,347	-	45,500	24,320
Asset charges (note 3)	(2,003)	(8,019)	(6,633)	(160,722)	(119,685)	(11,776)	(25,395)	(91,198)

Net investment income (loss)	8,419	5,878	12,569	(160,722)	132,662	(11,776)	20,105	(66,878)

Realized gain (loss) on investments	12,972	75,931	63,504	1,360,756	872,868	73,842	226,583	5,550
Change in unrealized gain (loss) on investments	65,341	304,576	263,502	5,920,035	4,278,593	479,707	1,602,123	6,099,713

Net gain (loss) on investments	78,313	380,507	327,006	7,280,791	5,151,461	553,549	1,828,706	6,105,263

Reinvested capital gains	-	113,304	68,967	2,099,505	990,965	98,857	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$86,732	499,689	408,542	9,219,574	6,275,088	640,630	1,848,811	6,038,385

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	MSBF	NVSTB2	NVOLG1	NVTIV3	EIF	NVRE1	NVSIX2	GVEX1
Reinvested dividends	$45,482	6,294	382,158	3,055	-	123,816	655	16,136
Asset charges (note 3)	(10,368)	(2,078)	(249,600)	(556)	(2,919)	(45,606)	(91)	(1,290)

Net investment income (loss)	35,114	4,216	132,558	2,499	(2,919)	78,210	564	14,846

Realized gain (loss) on investments	79,014	4,382	1,728,076	2,983	51,947	575,421	511	22,074
Change in unrealized gain (loss) on investments	(152,432)	(6,811)	13,369,063	15,406	118,383	(1,006,093)	3,925	38,717

Net gain (loss) on investments	(73,418)	(2,429)	15,097,139	18,389	170,330	(430,672)	4,436	60,791

Reinvested capital gains	-	504	-	1,218	-	596,191	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(38,304)	2,291	15,229,697	22,106	167,411	243,729	5,000	75,637

Investment Activity:	NOTG3	ALVGIA	ALVSVA	ACVB	ACVCA	ACVIG	ACVIP2	ACVI
Reinvested dividends	$23	5,215	6,217	76,559	-	46,296	29,562	9,747
Asset charges (note 3)	(10)	(2,721)	(5,017)	(28,203)	(12,888)	(10,490)	(7,673)	(2,984)

Net investment income (loss)	13	2,494	1,200	48,356	(12,888)	35,806	21,889	6,763

Realized gain (loss) on investments	3	77,058	103,241	21,075	17,342	171,099	28,157	(4,789)
Change in unrealized gain (loss) on investments	193	66,496	156,767	578,835	355,355	372,856	(290,686)	113,341

Net gain (loss) on investments	196	143,554	260,008	599,910	372,697	543,955	(262,529)	108,552

Reinvested capital gains	-	-	57,709	90,503	61,503	-	71,752	-

Net increase (decrease) in contract owners’ equity resulting from operations	$209	146,048	318,917	738,769	421,312	579,761	(168,888)	115,315

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	ACVI3	ACVMV1	ACVU1	ACVVS1	DVSCS	DCAP	DSC	DGI
Reinvested dividends	$2,954	23,250	151	-	22,488	97,201	-	12,789
Asset charges (note 3)	-	(9,334)	(155)	-	(11,097)	(24,433)	(2,566)	(7,151)

Net investment income (loss)	2,954	13,916	(4)	-	11,391	72,768	(2,566)	5,638

Realized gain (loss) on investments	25,335	93,651	13,116	502	125,416	398,563	77,674	30,943
Change in unrealized gain (loss) on investments	10,127	316,534	(960)	10,856	560,846	453,934	104,553	399,147

Net gain (loss) on investments	35,462	410,185	12,156	11,358	686,262	852,497	182,227	430,090

Reinvested capital gains	-	27,586	-	-	27,653	11,946	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$38,416	451,687	12,152	11,358	725,306	937,211	179,661	435,728

Investment Activity:	FVCA2P	FQB	FEIP	FHIP	FAMP	FNRS2	FF10S	FF20S
Reinvested dividends	$2,274	81,030	1,045,233	486,705	191,755	18,021	6,213	19,107
Asset charges (note 3)	(622)	(10,415)	(236,959)	(45,127)	(76,060)	(13,398)	(1,701)	(6,019)

Net investment income (loss)	1,652	70,615	808,274	441,578	115,695	4,623	4,512	13,088

Realized gain (loss) on investments	5,178	9,252	913,978	572,630	228,364	237,322	7,058	46,448
Change in unrealized gain (loss) on investments	11,652	(75,920)	5,664,905	(553,451)	1,363,254	281,565	30,228	88,417

Net gain (loss) on investments	16,830	(66,668)	6,578,883	19,179	1,591,618	518,887	37,286	134,865

Reinvested capital gains	4,650	-	2,771,326	-	29,748	15,898	4,521	15,564

Net increase (decrease) in contract owners’ equity resulting from operations	$23,132	3,947	10,158,483	460,757	1,737,061	539,408	46,319	163,517

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	FF30S	FGP	FHIPR	FIGBS	FMCS	FOP	FOSR	FVSS
Reinvested dividends	$18,975	156,550	212,301	81,611	31,526	86,469	56,369	9,121
Asset charges (note 3)	(6,613)	(310,237)	(20,333)	(18,844)	(39,081)	(35,763)	(21,053)	(6,499)

Net investment income (loss)	12,362	(153,687)	191,968	62,767	(7,555)	50,706	35,316	2,622

Realized gain (loss) on investments	47,097	(255,789)	45,493	30,221	223,482	98,274	(148,624)	262,503
Change in unrealized gain (loss) on investments	145,333	16,953,537	(49,850)	(234,078)	1,133,823	1,497,633	1,218,633	61,806

Net gain (loss) on investments	192,430	16,697,748	(4,357)	(203,857)	1,357,305	1,595,907	1,070,009	324,309

Reinvested capital gains	16,672	37,274	-	43,544	990,196	23,704	16,607	-

Net increase (decrease) in contract owners’ equity resulting from operations	$221,464	16,581,335	187,611	(97,546)	2,339,946	1,670,317	1,121,932	326,931

Investment Activity:	FTVIS2	FTVRDI	FTVSVI	FTVDM3	TIF	TIF3	FTVGI3	FTVFA2
Reinvested dividends	$97,870	82,882	54,327	22,603	4,667	27,005	119,096	13,769
Asset charges (note 3)	(7,244)	(22,115)	(18,283)	(5,664)	(941)	(6,115)	(12,492)	(476)

Net investment income (loss)	90,626	60,767	36,044	16,939	3,726	20,890	106,604	13,293

Realized gain (loss) on investments	30,036	395,342	323,252	19,441	(2,145)	75,602	89,230	73
Change in unrealized gain (loss) on investments	65,080	676,924	711,312	(62,224)	36,436	155,443	(185,287)	(10,565)

Net gain (loss) on investments	95,116	1,072,266	1,034,564	(42,783)	34,291	231,045	(96,057)	(10,492)

Reinvested capital gains	-	-	60,160	-	-	-	31,051	20,080

Net increase (decrease) in contract owners’ equity resulting from operations	$185,742	1,133,033	1,130,768	(25,844)	38,017	251,935	41,598	22,881

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	AMTB	AMBP	AMTG	AMGP	AMINS	AMMCGS	AMTP	AMRS
Reinvested dividends	$61,159	-	-	1,596	258	-	33,207	226
Asset charges (note 3)	(16,410)	(238)	(10,225)	(804)	-	-	(4,707)	-

Net investment income (loss)	44,749	(238)	(10,225)	792	258	-	28,500	226

Realized gain (loss) on investments	(29,880)	961	97,923	17,042	30	72	125,568	(869)
Change in unrealized gain (loss) on investments	(11,058)	5,069	418,899	36,023	3,293	3,183	604,706	9,242

Net gain (loss) on investments	(40,938)	6,030	516,822	53,065	3,323	3,255	730,274	8,373

Reinvested capital gains	-	-	-	10,132	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,811	5,792	506,597	63,989	3,581	3,255	758,774	8,599

Investment Activity:	AMFAS	AMSRS	OVMS	OVB	OVGS3	OVGS	OVGI	OVSC
Reinvested dividends	$-	4,967	142,744	260,813	115,110	192,419	12,575	12,144
Asset charges (note 3)	(707)	(3,207)	(34,570)	(27,100)	(43,996)	(73,619)	(4,900)	(6,777)

Net investment income (loss)	(707)	1,760	108,174	233,713	71,114	118,800	7,675	5,367

Realized gain (loss) on investments	8,879	41,333	(143,790)	(189,438)	27,698	567,488	118,180	116,200
Change in unrealized gain (loss) on investments	49,028	144,460	737,509	(73,732)	1,866,555	2,631,265	185,126	277,309

Net gain (loss) on investments	57,907	185,793	593,719	(263,170)	1,894,253	3,198,753	303,306	393,509

Reinvested capital gains	-	-	-	-	-	-	-	15,987

Net increase (decrease) in contract owners’ equity resulting from operations	$57,200	187,553	701,893	(29,457)	1,965,367	3,317,553	310,981	414,863

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	OVAG	OVSB	PMVAAA	PMVFBA	PMVLDA	PMVTRA	PVGIB	PVTIGB
Reinvested dividends	$124	9,136	25,072	10,090	31,447	30,905	3,134	3,568
Asset charges (note 3)	(6,284)	(803)	(3,025)	(2,762)	(9,001)	(7,241)	(840)	(1,362)

Net investment income (loss)	(6,160)	8,333	22,047	7,328	22,446	23,664	2,294	2,206

Realized gain (loss) on investments	50,327	(2,600)	7,766	(8,924)	11,625	(14,554)	24,534	9,371
Change in unrealized gain (loss) on investments	264,547	(6,763)	(30,403)	(44,455)	(47,621)	(57,331)	14,624	51,704

Net gain (loss) on investments	314,874	(9,363)	(22,637)	(53,379)	(35,996)	(71,885)	39,158	61,075

Reinvested capital gains	-	-	-	5,574	-	10,958	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$308,714	(1,030)	(590)	(40,477)	(13,550)	(37,263)	41,452	63,281

Investment Activity:	PVTVB	ACEG	AVBVI	AVMCCI	RVARS	TRHS2	TRLT2	VWBF
Reinvested dividends	$3,365	54	88	9	-	-	1,241	37,971
Asset charges (note 3)	(2,286)	(82)	-	(12)	(98)	(16,399)	-	(11,043)

Net investment income (loss)	1,079	(28)	88	(3)	(98)	(16,399)	1,241	26,928

Realized gain (loss) on investments	69,398	190	4,198	223	(579)	289,431	(1,971)	2,635
Change in unrealized gain (loss) on investments	92,770	4,741	(700)	148	-	853,317	280	(206,033)

Net gain (loss) on investments	162,168	4,931	3,498	371	(579)	1,142,748	(1,691)	(203,398)

Reinvested capital gains	-	-	-	90	-	179,068	-	307

Net increase (decrease) in contract owners’ equity resulting from operations	$163,247	4,903	3,586	458	(677)	1,305,417	(450)	(176,163)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	VWEM	VWHA	WRASP	WRHIP	WRMCG	SVDF	SVOF	WFVSCG
Reinvested dividends	$101,529	54,287	35,114	43,004	-	68	2,907	-
Asset charges (note 3)	(32,375)	(43,781)	(13,725)	(4,639)	(1,622)	(6,874)	(9,686)	(2,539)

Net investment income (loss)	69,154	10,506	21,389	38,365	(1,622)	(6,806)	(6,779)	(2,539)

Realized gain (loss) on investments	421,232	436,069	173,415	31,217	37,783	117,806	167,730	18,477
Change in unrealized gain (loss) on investments	203,931	123,772	422,205	12,031	36,417	155,594	244,660	144,923

Net gain (loss) on investments	625,163	559,841	595,620	43,248	74,200	273,400	412,390	163,400

Reinvested capital gains	-	155,183	-	-	7,573	26,398	-	27,056

Net increase (decrease) in contract owners’ equity resulting from operations	$694,317	725,530	617,009	81,613	80,151	292,992	405,611	187,917

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	Total		ALVDAA		MLVGA2		DWVSVS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$5,081,592	5,361,963	(6)	(4)	19,923	32,783	(115)	-
Realized gain (loss) on investments	17,848,642	7,207,338	6	-	90,962	49,392	498	-
Change in unrealized gain (loss) on investments	110,647,503	50,246,021	515	238	220,499	208,032	5,981	-
Reinvested capital gains	10,692,737	14,253,603	17	3	131,343	10,030	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	144,270,474	77,068,925	532	237	462,727	300,237	6,364	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	26,560,363	30,059,702	-	114	158,981	145,150	3,928	-
Transfers between funds	-	5,279,887	-	4,267	61,530	295,941	50,492	-
Surrenders (note 6)	(52,859,707)	(60,288,395)	-	-	(233,251)	(177,742)	-	-
Death Benefits (note 4)	(8,217,470)	(9,162,116)	-	-	(17,182)	-	-	-
Net policy repayments (loans) (note 5)	4,925,415	7,872,788	-	-	(1,376)	(95,216)	16	-
Deductions for surrender charges (note 2d)	(1,785)	(14,929)	-	-	-	(3)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(35,084,239)	(36,842,744)	(26)	(13)	(183,012)	(163,111)	(1,036)	-
Asset charges (note 3):
MSP contracts	(287,571)	(275,659)	-	-	(3,239)	(2,446)	-	-
SL contracts or LSFP contracts	(147,523)	(144,302)	-	-	-	-	-	-
Adjustments to maintain reserves	48,702	37,353	3	(77)	6	60	6	-

Net equity transactions	(65,063,815)	(63,478,415)	(23)	4,291	(217,543)	2,633	53,406	-

Net change in contract owners’ equity	79,206,659	13,590,510	509	4,528	245,184	302,870	59,770	-
Contract owners’ equity beginning of period	598,222,370	584,631,860	4,528	-	3,414,684	3,111,814	-	-

Contract owners’ equity end of period	$677,429,029	598,222,370	5,037	4,528	3,659,868	3,414,684	59,770	-

CHANGES IN UNITS:
Beginning units	30,145,125	33,156,409	443	-	244,658	244,481	-	-
Units purchased	2,897,049	4,044,171	-	444	23,320	32,317	4,957	-
Units redeemed	(5,649,154)	(7,055,455)	(2)	(1)	(37,999)	(32,140)	(98)	-

Ending units	27,393,020	30,145,125	441	443	229,979	244,658	4,859	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	DSIF		DSRG		GVGMNS		IVKMG1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$594,589	633,823	43,129	12,345	(43)	-	(139)	(551)
Realized gain (loss) on investments	2,017,310	1,784,958	61,681	(93,648)	508	-	3,328	(3,193)
Change in unrealized gain (loss) on investments	8,964,501	1,393,156	1,786,062	734,647	111	16	55,982	(1,238)
Reinvested capital gains	490,403	2,036,849	-	-	410	-	-	53

Net increase (decrease) in contract owners’ equity resulting from operations	12,066,803	5,848,786	1,890,872	653,344	986	16	59,171	(4,929)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,657,683	1,897,238	389,697	427,837	254	-	13,488	8,595
Transfers between funds	63,159	93,317	23,046	(103,814)	10,746	5,448	1,428	179,830
Surrenders (note 6)	(5,306,346)	(4,788,770)	(426,465)	(457,491)	-	-	(17,444)	(3,392)
Death Benefits (note 4)	(752,991)	(1,232,038)	(29,755)	(105,540)	-	-	-	-
Net policy repayments (loans) (note 5)	411,713	819,952	22,471	51,699	-	-	3,701	(281)
Deductions for surrender charges (note 2d)	(75)	(4,014)	-	(30)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,352,266)	(2,500,512)	(456,243)	(466,727)	(246)	-	(14,493)	(9,439)
Asset charges (note 3):
MSP contracts	(19,754)	(17,880)	(1,784)	(1,588)	-	-	(36)	(18)
SL contracts or LSFP contracts	(19,712)	(18,004)	(1,028)	(953)	-	-	(127)	(76)
Adjustments to maintain reserves	3,051	1,933	169	153	(4)	4	(2)	19

Net equity transactions	(6,315,538)	(5,748,778)	(479,892)	(656,454)	10,750	5,452	(13,485)	175,238

Net change in contract owners’ equity	5,751,265	100,008	1,410,980	(3,110)	11,736	5,468	45,686	170,309
Contract owners’ equity beginning of period	40,564,178	40,464,170	5,828,570	5,831,680	5,468	-	170,309	-

Contract owners’ equity end of period	$46,315,443	40,564,178	7,239,550	5,828,570	17,204	5,468	215,995	170,309

CHANGES IN UNITS:
Beginning units	1,268,393	1,438,434	209,089	237,092	532	-	17,386	-
Units purchased	65,785	87,807	20,263	21,189	975	532	2,264	18,899
Units redeemed	(243,408)	(257,848)	(36,162)	(49,192)	(21)	-	(3,480)	(1,513)

Ending units	1,090,770	1,268,393	193,190	209,089	1,486	532	16,170	17,386

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	JABS		JACAS		JAGTS		JAIGS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$22,093	28,709	1,489	1,903	(7,220)	(5,637)	115,611	9,804
Realized gain (loss) on investments	(7,560)	48,528	365,262	250,143	164,974	111,020	(160,062)	(588,417)
Change in unrealized gain (loss) on investments	170,125	19,668	633,138	473,989	312,284	56,379	629,812	28,630
Reinvested capital gains	65,593	93,273	-	-	-	-	-	629,929

Net increase (decrease) in contract owners’ equity resulting from operations	250,251	190,178	999,889	726,035	470,038	161,762	585,361	79,946

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	59,027	46,912	164,828	188,610	49,093	46,454	169,672	174,382
Transfers between funds	(206,311)	(4,677)	(274,314)	272,496	57,115	594,498	(401,280)	3,147,291
Surrenders (note 6)	(23,308)	(259,567)	(201,384)	(521,699)	(42,907)	(123,331)	(313,118)	(493,321)
Death Benefits (note 4)	(18,870)	-	(191,444)	(28,862)	(15,582)	(43,488)	(16,774)	(4,667)
Net policy repayments (loans) (note 5)	(6,578)	(14,770)	(12,887)	19,743	12,212	8,473	(164)	73,105
Deductions for surrender charges (note 2d)	-	-	-	(302)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(59,472)	(59,240)	(191,259)	(203,117)	(54,517)	(49,875)	(233,068)	(217,526)
Asset charges (note 3):
MSP contracts	(1,056)	(721)	(1,734)	(1,798)	(169)	(146)	(1,133)	(939)
SL contracts or LSFP contracts	(143)	(145)	(1,203)	(1,212)	(999)	(1,026)	(1,084)	(1,394)
Adjustments to maintain reserves	18	13	38	68	24	51	102	1,384

Net equity transactions	(256,693)	(292,195)	(709,359)	(276,073)	4,270	431,610	(796,847)	2,678,315

Net change in contract owners’ equity	(6,442)	(102,017)	290,530	449,962	474,308	593,372	(211,486)	2,758,261
Contract owners’ equity beginning of period	1,515,049	1,617,066	3,803,305	3,353,343	1,490,012	896,640	4,937,709	2,179,448

Contract owners’ equity end of period	$1,508,607	1,515,049	4,093,835	3,803,305	1,964,320	1,490,012	4,726,223	4,937,709

CHANGES IN UNITS:
Beginning units	77,338	93,316	327,052	354,159	244,704	172,944	358,477	174,339
Units purchased	5,013	9,146	19,033	42,666	18,600	204,113	19,793	339,045
Units redeemed	(17,824)	(25,124)	(76,263)	(69,773)	(24,003)	(132,353)	(76,720)	(154,907)

Ending units	64,527	77,338	269,822	327,052	239,301	244,704	301,550	358,477

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	MIGIC		MNDIC		MVFIC		MSVFI
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$420	(74)	(1,096)	(36)	14,026	23,521	12,037	16,933
Realized gain (loss) on investments	16,296	2,994	9,564	(282)	187,691	109,952	(1,281)	7,711
Change in unrealized gain (loss) on investments	29,688	15,891	54,674	1,071	351,169	135,058	(12,021)	2,097
Reinvested capital gains	7,056	8,648	2,189	40	5,906	15,069	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	53,460	27,459	65,331	793	558,792	283,600	(1,265)	26,741

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	9,597	10,176	20,232	4,497	78,493	48,923	14,703	9,066
Transfers between funds	7,562	(5,074)	212,163	36,595	58,138	(416,545)	40,918	103,015
Surrenders (note 6)	(32,034)	(4,914)	(10,830)	(3,971)	(240,373)	(110,274)	(109,462)	(29,083)
Death Benefits (note 4)	-	-	-	-	(6,381)	(55,553)	-	-
Net policy repayments (loans) (note 5)	1,357	1,308	(341)	(34)	(927)	564	8,661	2,328
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(11,441)	(10,203)	(11,413)	(266)	(73,657)	(112,139)	(16,812)	(15,202)
Asset charges (note 3):
MSP contracts	-	-	-	-	(949)	(860)	(163)	(163)
SL contracts or LSFP contracts	(89)	(51)	-	-	(550)	(325)	(259)	(249)
Adjustments to maintain reserves	6	18	10	4	(1)	32	(17)	5

Net equity transactions	(25,042)	(8,740)	209,821	36,825	(186,207)	(646,177)	(62,431)	69,717

Net change in contract owners’ equity	28,418	18,719	275,152	37,618	372,585	(362,577)	(63,696)	96,458
Contract owners’ equity beginning of period	187,711	168,992	37,618	-	1,576,122	1,938,699	330,542	234,084

Contract owners’ equity end of period	$216,129	187,711	312,770	37,618	1,948,707	1,576,122	266,846	330,542

CHANGES IN UNITS:
Beginning units	10,656	11,174	3,653	-	77,887	110,832	23,156	17,839
Units purchased	2,089	790	19,963	3,683	8,488	4,769	11,823	9,206
Units redeemed	(3,278)	(1,308)	(2,042)	(30)	(15,290)	(37,714)	(16,312)	(3,889)

Ending units	9,467	10,656	21,574	3,653	71,085	77,887	18,667	23,156

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	MSEM		MSVRE		NVAMV1		GVAAA2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$45,636	36,563	7,704	1,802	99,363	31,116	13,418	11,632
Realized gain (loss) on investments	64,768	73,059	172,662	360,486	314,945	89,263	85,324	72,858
Change in unrealized gain (loss) on investments	(274,717)	143,936	(137,711)	(103,004)	1,471,924	536,037	228,653	89,353
Reinvested capital gains	16,435	-	-	-	144,781	284,491	402	-

Net increase (decrease) in contract owners’ equity resulting from operations	(147,878)	253,558	42,655	259,284	2,031,013	940,907	327,797	173,843

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	31,335	174,275	24,287	48,988	208,573	232,098	56,903	59,578
Transfers between funds	(328,158)	157,186	(514,944)	(23,711)	(53,646)	(611,969)	231,210	453,543
Surrenders (note 6)	(31,295)	(264,165)	(77,873)	(213,714)	(624,164)	(545,420)	(59,836)	(250,293)
Death Benefits (note 4)	(9,680)	(13,613)	(8,630)	(38,138)	(167,135)	(8,492)	-	(11,079)
Net policy repayments (loans) (note 5)	(21,131)	(6,848)	(50,666)	82,682	(25,249)	45,478	1,854	32,566
Deductions for surrender charges (note 2d)	-	-	-	-	(56)	(19)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(49,039)	(59,947)	(35,330)	(47,572)	(400,256)	(404,578)	(62,171)	(52,958)
Asset charges (note 3):
MSP contracts	(695)	(794)	-	-	(3,893)	(3,415)	(1,192)	(607)
SL contracts or LSFP contracts	(389)	(424)	(1,658)	(1,930)	(2,659)	(2,760)	-	-
Adjustments to maintain reserves	(8)	12	50	76	251	111	1	16

Net equity transactions	(409,060)	(14,318)	(664,764)	(193,319)	(1,068,234)	(1,298,966)	166,769	230,766

Net change in contract owners’ equity	(556,938)	239,240	(622,109)	65,965	962,779	(358,059)	494,566	404,609
Contract owners’ equity beginning of period	1,802,771	1,563,531	1,870,640	1,804,675	6,923,176	7,281,235	1,381,348	976,739

Contract owners’ equity end of period	$1,245,833	1,802,771	1,248,531	1,870,640	7,885,955	6,923,176	1,875,914	1,381,348

CHANGES IN UNITS:
Beginning units	56,091	56,917	51,441	56,216	428,821	514,465	112,653	91,610
Units purchased	2,613	6,411	677	997	22,822	23,167	25,267	46,447
Units redeemed	(16,159)	(7,237)	(19,719)	(5,772)	(79,600)	(108,811)	(13,560)	(25,404)

Ending units	42,545	56,091	32,399	51,441	372,043	428,821	124,360	112,653

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVABD2		GVAGG2		GVAGR2		GVAGI2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$11,214	15,582	(1,971)	4,028	(3,189)	(4,981)	4,464	3,822
Realized gain (loss) on investments	18,277	24,900	146,130	129,493	150,645	106,110	26,157	73,230
Change in unrealized gain (loss) on investments	(57,955)	9,678	234,189	151,867	309,813	170,142	204,897	56,627
Reinvested capital gains	262	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(28,202)	50,160	378,348	285,388	457,269	271,271	235,518	133,679

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	31,435	30,228	57,079	104,991	62,771	78,732	40,932	77,747
Transfers between funds	5,558	7,395	(47,450)	(334,211)	134,119	(307,442)	(26,483)	(270,683)
Surrenders (note 6)	(24,772)	(281,187)	(113,140)	(177,428)	(156,341)	(93,739)	(23,331)	(181,103)
Death Benefits (note 4)	(28,338)	(26,263)	-	(17,286)	-	(40,345)	-	-
Net policy repayments (loans) (note 5)	(19,458)	(3,200)	(1,010)	515	(109,922)	9,901	19,511	(2,598)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(27,237)	(33,859)	(66,920)	(67,415)	(77,242)	(83,496)	(26,486)	(37,974)
Asset charges (note 3):
MSP contracts	(327)	(451)	(748)	(618)	(942)	(898)	(284)	(240)
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	7	4	47	183	2	35	13	12

Net equity transactions	(63,132)	(307,333)	(172,142)	(491,269)	(147,555)	(437,252)	(16,128)	(414,839)

Net change in contract owners’ equity	(91,334)	(257,173)	206,206	(205,881)	309,714	(165,981)	219,390	(281,160)
Contract owners’ equity beginning of period	951,395	1,208,568	1,463,841	1,669,722	1,632,247	1,798,228	751,622	1,032,782

Contract owners’ equity end of period	$860,061	951,395	1,670,047	1,463,841	1,941,961	1,632,247	971,012	751,622

CHANGES IN UNITS:
Beginning units	76,209	101,073	114,108	157,982	142,174	182,925	76,013	121,678
Units purchased	5,119	3,179	5,943	10,849	17,347	7,965	3,918	5,884
Units redeemed	(10,151)	(28,043)	(18,385)	(54,723)	(28,373)	(48,716)	(5,688)	(51,549)

Ending units	71,177	76,209	101,666	114,108	131,148	142,174	74,243	76,013

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	HIBF		HIBF3		GEM		GEM3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$6,899	8,358	86,851	127,650	3,285	(2,542)	17,263	(257)
Realized gain (loss) on investments	(291)	(3,859)	27,491	71,873	12,910	19,131	117,111	48,213
Change in unrealized gain (loss) on investments	533	13,578	(19,608)	39,543	(16,346)	130,064	(128,871)	362,606
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,141	18,077	94,734	239,066	(151)	146,653	5,503	410,562

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	68,783	67,041	-	22,708	126,352	139,862
Transfers between funds	-	(10,720)	(318,305)	(130,439)	(85,056)	(32,995)	(40,145)	(374,997)
Surrenders (note 6)	(18)	(26,591)	(59,191)	(320,776)	(20,853)	(61,734)	(136,342)	(227,697)
Death Benefits (note 4)	-	(3,975)	(1,402)	-	-	(4,873)	(6,284)	(12,371)
Net policy repayments (loans) (note 5)	(98)	(101)	795	17,811	(6,540)	(13,895)	(3,241)	31,669
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,416)	(4,063)	(74,583)	(73,237)	(26,168)	(37,253)	(134,109)	(157,658)
Asset charges (note 3):
MSP contracts	(361)	(570)	(1,676)	(1,268)	-	-	(1,358)	(1,371)
SL contracts or LSFP contracts	(97)	(90)	(227)	(224)	(65)	(70)	(1,004)	(1,094)
Adjustments to maintain reserves	(16)	6	(5)	48	4	22	11	30

Net equity transactions	(3,006)	(46,104)	(385,811)	(441,044)	(138,678)	(128,090)	(196,120)	(603,627)

Net change in contract owners’ equity	4,135	(28,027)	(291,077)	(201,978)	(138,829)	18,563	(190,617)	(193,065)
Contract owners’ equity beginning of period	106,263	134,290	1,724,319	1,926,297	983,200	964,637	2,620,166	2,813,231

Contract owners’ equity end of period	$110,398	106,263	1,433,242	1,724,319	844,371	983,200	2,429,549	2,620,166

CHANGES IN UNITS:
Beginning units	5,384	7,746	104,831	133,932	40,391	46,053	140,359	175,916
Units purchased	-	90	6,166	9,587	250	123	10,866	10,090
Units redeemed	(149)	(2,452)	(29,290)	(38,688)	(5,972)	(5,785)	(21,471)	(45,647)

Ending units	5,235	5,384	81,707	104,831	34,669	40,391	129,754	140,359

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GIG		GIG3		NVNMO1		NVNSR1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$480	2,590	686	11,670	70,788	106,363	428	126
Realized gain (loss) on investments	58,642	18,641	112,609	70,642	324,147	99,344	1,655	1,309
Change in unrealized gain (loss) on investments	47,547	66,091	479,592	409,585	3,894,869	691,865	31,401	19,497
Reinvested capital gains	-	-	-	-	580,724	819,234	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	106,669	87,322	592,887	491,897	4,870,528	1,716,806	33,484	20,932

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	24,771	26,677	160,937	163,252	535,025	619,849	2,598	4,043
Transfers between funds	54,744	(32,244)	(169)	(25,556)	9,544	(213,885)	13,237	(153,802)
Surrenders (note 6)	(88,435)	(34,196)	(239,771)	(286,905)	(733,114)	(745,984)	(1,258)	(2,511)
Death Benefits (note 4)	-	-	(44,922)	(29,761)	(25,461)	(121,962)	-	-
Net policy repayments (loans) (note 5)	(12,746)	7,874	17,429	66,374	67,588	113,043	(94)	(30)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(19,863)	(20,810)	(175,963)	(187,938)	(721,055)	(697,257)	(3,671)	(13,802)
Asset charges (note 3):
MSP contracts	(273)	(240)	(2,365)	(2,292)	(8,419)	(6,661)	-	-
SL contracts or LSFP contracts	(290)	(409)	-	-	(8)	(6)	-	-
Adjustments to maintain reserves	6	16	16	60	108	264	(6)	317

Net equity transactions	(42,086)	(53,332)	(284,808)	(302,766)	(875,792)	(1,052,599)	10,806	(165,785)

Net change in contract owners’ equity	64,583	33,990	308,079	189,131	3,994,736	664,207	44,290	(144,853)
Contract owners’ equity beginning of period	614,813	580,823	3,582,250	3,393,119	11,600,085	10,935,878	92,005	236,858

Contract owners’ equity end of period	$679,396	614,813	3,890,329	3,582,250	15,594,821	11,600,085	136,295	92,005

CHANGES IN UNITS:
Beginning units	45,936	49,914	434,159	472,896	1,255,134	1,376,634	8,694	24,827
Units purchased	7,484	2,841	35,748	30,504	86,860	97,229	2,042	410
Units redeemed	(10,033)	(6,819)	(67,748)	(69,241)	(162,984)	(218,729)	(1,400)	(16,543)

Ending units	43,387	45,936	402,159	434,159	1,179,010	1,255,134	9,336	8,694

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVCRA1		NVCRB1		NVCCA1		NVCCN1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$2,299	715	5,064	1,266	8,456	4,544	20,086	19,651
Realized gain (loss) on investments	12,586	5,834	13,812	3,674	11,422	14,661	9,102	2,080
Change in unrealized gain (loss) on investments	40,411	8,287	19,129	8,730	74,611	30,757	13,331	45,124
Reinvested capital gains	6,440	7,054	8,234	1,895	15,958	6,959	23,223	20,767

Net increase (decrease) in contract owners’ equity resulting from operations	61,736	21,890	46,239	15,565	110,447	56,921	65,742	87,622

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	17,839	22,632	8,120	10,674	35,756	30,242	87,776	24,422
Transfers between funds	117,158	21,617	172,609	102,448	185,913	63,482	(47,619)	1,309,173
Surrenders (note 6)	-	(25,272)	(46,748)	(19,501)	(4,179)	(17,533)	(26,688)	(22,226)
Death Benefits (note 4)	-	-	(1,063)	-	-	-	(45,191)	-
Net policy repayments (loans) (note 5)	375	(16)	25,974	(2,594)	906	(361)	4,131	8,138
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(11,259)	(19,926)	(10,163)	(10,508)	(30,799)	(28,658)	(47,000)	(26,830)
Asset charges (note 3):
MSP contracts	-	-	(48)	(44)	(52)	(46)	(29)	(49)
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(1)	8	10	(12)	3	8	9	7

Net equity transactions	124,112	(957)	148,691	80,463	187,548	47,134	(74,611)	1,292,635

Net change in contract owners’ equity	185,848	20,933	194,930	96,028	297,995	104,055	(8,869)	1,380,257
Contract owners’ equity beginning of period	159,186	138,253	238,035	142,007	505,624	401,569	1,515,281	135,024

Contract owners’ equity end of period	$345,034	159,186	432,965	238,035	803,619	505,624	1,506,412	1,515,281

CHANGES IN UNITS:
Beginning units	15,770	15,796	21,042	13,929	46,481	41,773	128,438	12,223
Units purchased	11,852	4,634	18,833	10,314	17,579	9,210	8,763	123,303
Units redeemed	(1,168)	(4,660)	(6,422)	(3,201)	(2,909)	(4,502)	(14,988)	(7,088)

Ending units	26,454	15,770	33,453	21,042	61,151	46,481	122,213	128,438

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVCMD1		NVCMA1		NVCMC1		NVCBD1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$13,106	9,593	6,126	3,316	4,828	4,570	8,314	12,335
Realized gain (loss) on investments	22,801	23,578	19,801	5,169	12,320	14,069	746	10,147
Change in unrealized gain (loss) on investments	112,993	58,991	77,561	35,192	11,403	9,618	(23,542)	6,012
Reinvested capital gains	27,081	14,887	26,789	12,225	6,760	7,324	4,794	2,859

Net increase (decrease) in contract owners’ equity resulting from operations	175,981	107,049	130,277	55,902	35,311	35,581	(9,688)	31,353

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	55,448	44,203	38,906	119,713	19,054	21,451	8,526	23,580
Transfers between funds	39,157	43,078	112,582	-	35,204	32,946	158,275	38,001
Surrenders (note 6)	(33,986)	(37,751)	(60,040)	(19,267)	(66,831)	(63,201)	(94,282)	(105,294)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	6,970	17,936	802	962	8,140	17,637	56,380	(2,177)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(68,697)	(65,346)	(37,309)	(31,113)	(41,153)	(44,496)	(13,929)	(13,521)
Asset charges (note 3):
MSP contracts	(922)	(823)	-	-	(1,378)	(1,279)	(196)	(218)
SL contracts or LSFP contracts	-	-	-	-	-	-	(29)	(266)
Adjustments to maintain reserves	(5)	9	7	12	55	7	6	3

Net equity transactions	(2,035)	1,306	54,948	70,307	(46,909)	(36,935)	114,751	(59,892)

Net change in contract owners’ equity	173,946	108,355	185,225	126,209	(11,598)	(1,354)	105,063	(28,539)
Contract owners’ equity beginning of period	1,023,436	915,081	489,723	363,514	348,892	350,246	465,023	493,562

Contract owners’ equity end of period	$1,197,382	1,023,436	674,948	489,723	337,294	348,892	570,086	465,023

CHANGES IN UNITS:
Beginning units	92,029	92,039	46,451	39,348	29,959	33,039	35,977	40,724
Units purchased	10,781	11,187	16,699	12,487	6,946	5,849	19,572	7,734
Units redeemed	(11,061)	(11,197)	(11,460)	(5,384)	(10,843)	(8,929)	(10,074)	(12,481)

Ending units	91,749	92,029	51,690	46,451	26,062	29,959	45,475	35,977

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVLCP1		TRF		GBF		CAF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$2,323	3,853	329,128	337,090	102,083	162,396	9,971	(5,446)
Realized gain (loss) on investments	2,167	959	61,165	(909,440)	(128,519)	41,077	553,075	334,165
Change in unrealized gain (loss) on investments	(11,073)	4,609	11,927,008	5,980,991	(438,927)	(276,212)	2,760,045	1,218,560
Reinvested capital gains	2,993	3,946	-	-	86,593	320,659	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,590)	13,367	12,317,301	5,408,641	(378,770)	247,920	3,323,091	1,547,279

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	6,098	6,518	3,139,339	3,407,021	303,406	376,459	865,034	941,227
Transfers between funds	(40,269)	63,140	(248,107)	(285,049)	(344,862)	(365,835)	(68,272)	(136,249)
Surrenders (note 6)	-	(3,869)	(3,697,262)	(3,473,186)	(1,424,489)	(871,919)	(1,136,879)	(979,433)
Death Benefits (note 4)	-	-	(724,027)	(908,073)	(454,952)	(403,302)	(138,281)	(35,972)
Net policy repayments (loans) (note 5)	(1,737)	(2,336)	744,920	778,139	169,431	62,266	163,704	77,724
Deductions for surrender charges (note 2d)	-	-	(684)	(348)	-	(3)	(30)	(19)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7,581)	(10,431)	(3,800,736)	(3,952,998)	(478,305)	(556,356)	(989,572)	(1,038,209)
Asset charges (note 3):
MSP contracts	-	-	(11,199)	(12,672)	(10,543)	(11,944)	(3,064)	(2,852)
SL contracts or LSFP contracts	-	-	(6,057)	(5,702)	(1,252)	(1,576)	(2,454)	(3,012)
Adjustments to maintain reserves	5	4	2,059	1,645	1,376	221	585	456

Net equity transactions	(43,484)	53,026	(4,601,754)	(4,451,223)	(2,240,190)	(1,771,989)	(1,309,229)	(1,176,339)

Net change in contract owners’ equity	(47,074)	66,393	7,715,547	957,418	(2,618,960)	(1,524,069)	2,013,862	370,940
Contract owners’ equity beginning of period	209,660	143,267	42,525,245	41,567,827	9,382,996	10,907,065	12,054,397	11,683,457

Contract owners’ equity end of period	$162,586	209,660	50,240,792	42,525,245	6,764,036	9,382,996	14,068,259	12,054,397

CHANGES IN UNITS:
Beginning units	14,970	10,922	1,080,920	1,206,188	298,463	359,233	551,597	606,750
Units purchased	637	5,739	112,623	115,752	17,556	18,426	56,376	51,119
Units redeemed	(3,728)	(1,691)	(224,981)	(241,020)	(100,266)	(79,196)	(108,230)	(106,272)

Ending units	11,879	14,970	968,562	1,080,920	215,753	298,463	499,743	551,597

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVIX6		GVIDA		NVDBL2		NVDCA2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$10,965	11,994	24,090	17,930	1,129	1,063	1,472	922
Realized gain (loss) on investments	(1,031)	(5,265)	55,532	26,989	677	205	1,351	935
Change in unrealized gain (loss) on investments	84,747	80,969	418,804	212,611	9,381	4,700	14,739	6,467
Reinvested capital gains	-	-	-	-	904	934	1,807	1,113

Net increase (decrease) in contract owners’ equity resulting from operations	94,681	87,698	498,426	257,530	12,091	6,902	19,369	9,437

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	5,825	4,611	122,552	123,514	5,853	5,458	7,598	2,957
Transfers between funds	2,118	1,442	667	(33,679)	(1,390)	13,082	29,165	1,752
Surrenders (note 6)	(123,937)	(14,371)	(11,542)	(146,188)	(3,594)	-	-	(60)
Death Benefits (note 4)	(9,128)	-	-	(38,456)	-	-	-	-
Net policy repayments (loans) (note 5)	(2,097)	(14,422)	16,891	30,282	5,087	1,579	(74)	(26)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(14,123)	(15,283)	(102,039)	(108,274)	(4,447)	(3,699)	(10,683)	(6,818)
Asset charges (note 3):
MSP contracts	(1,245)	(1,238)	(657)	(531)	-	-	(31)	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	2	17	(3,305)	38	(8)	9	22	318

Net equity transactions	(142,585)	(39,244)	22,567	(173,294)	1,501	16,429	25,997	(1,877)

Net change in contract owners’ equity	(47,904)	48,454	520,993	84,236	13,592	23,331	45,366	7,560
Contract owners’ equity beginning of period	555,714	507,260	1,871,817	1,787,581	93,837	70,506	89,539	81,979

Contract owners’ equity end of period	$507,810	555,714	2,392,810	1,871,817	107,429	93,837	134,905	89,539

CHANGES IN UNITS:
Beginning units	58,370	62,729	115,731	127,486	6,800	5,552	6,030	6,154
Units purchased	2,539	2,199	13,215	10,779	1,244	1,624	2,294	901
Units redeemed	(16,871)	(6,558)	(12,179)	(22,534)	(1,149)	(376)	(689)	(1,025)

Ending units	44,038	58,370	116,767	115,731	6,895	6,800	7,635	6,030

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVIDC		GVIDM		GVDMA		GVDMC
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$6,638	7,276	56,314	52,180	56,434	51,620	38,048	35,624
Realized gain (loss) on investments	20,095	48,390	3,595	(165,469)	(78,814)	(215,257)	11,524	(8,844)
Change in unrealized gain (loss) on investments	(8,550)	(25,148)	653,264	589,032	1,043,874	802,170	211,930	171,283
Reinvested capital gains	9,099	12,655	-	-	-	-	40,187	11,904

Net increase (decrease) in contract owners’ equity resulting from operations	27,282	43,173	713,173	475,743	1,021,494	638,533	301,689	209,967

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	18,471	25,179	255,478	265,019	189,957	240,749	180,243	180,806
Transfers between funds	(35,470)	20,369	222,252	(184,986)	(4,496)	121,188	109,244	79,292
Surrenders (note 6)	(117,825)	(268,212)	(273,440)	(432,003)	(504,679)	(981,284)	(68,960)	(140,628)
Death Benefits (note 4)	-	-	(150,241)	(217,456)	(292,904)	(5,943)	(110,382)	-
Net policy repayments (loans) (note 5)	20,633	14	(66,975)	(21,696)	211,422	133,735	10,725	21,281
Deductions for surrender charges (note 2d)	-	-	-	-	-	(538)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(47,656)	(57,871)	(407,821)	(325,880)	(250,877)	(289,755)	(100,114)	(106,128)
Asset charges (note 3):
MSP contracts	(692)	(698)	(9,858)	(9,200)	(3,509)	(3,378)	(765)	(1,859)
SL contracts or LSFP contracts	(263)	(240)	(2,046)	(1,314)	(1,079)	(975)	-	(111)
Adjustments to maintain reserves	32	(8)	(29)	100	13	110	76	50

Net equity transactions	(162,770)	(281,467)	(432,680)	(927,416)	(656,152)	(786,091)	20,067	32,703

Net change in contract owners’ equity	(135,488)	(238,294)	280,493	(451,673)	365,342	(147,558)	321,756	242,670
Contract owners’ equity beginning of period	713,531	951,825	4,494,727	4,946,400	4,990,584	5,138,142	2,987,665	2,744,995

Contract owners’ equity end of period	$578,043	713,531	4,775,220	4,494,727	5,355,926	4,990,584	3,309,421	2,987,665

CHANGES IN UNITS:
Beginning units	49,104	68,635	282,525	341,515	308,078	359,038	192,674	189,958
Units purchased	5,067	9,108	41,599	31,798	25,670	26,454	20,536	18,887
Units redeemed	(15,754)	(28,639)	(66,584)	(90,788)	(62,954)	(77,414)	(18,298)	(16,171)

Ending units	38,417	49,104	257,540	282,525	270,794	308,078	194,912	192,674

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	MCIF		SAM		NVMIG3		GVDIVI
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$34,436	23,678	(113,659)	(130,737)	30,255	1,196	2,577	(176)
Realized gain (loss) on investments	507,081	644,050	-	15	173,124	131,132	(8,043)	(8,517)
Change in unrealized gain (loss) on investments	885,674	(213,331)	-	(6)	621,335	462,423	32,842	29,727
Reinvested capital gains	148,870	327,787	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,576,061	782,184	(113,659)	(130,728)	824,714	594,751	27,376	21,034

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	262,362	199,459	1,435,071	1,515,551	189,068	209,643	-	-
Transfers between funds	319,406	(244,547)	328,076	4,184,820	(76,977)	(96,070)	(2,977)	-
Surrenders (note 6)	(289,111)	(469,675)	(4,525,650)	(6,218,103)	(336,669)	(367,607)	(4,760)	(2,304)
Death Benefits (note 4)	(93,586)	(25,830)	(235,503)	(300,085)	(38,466)	(170,606)	-	(2,248)
Net policy repayments (loans) (note 5)	(120,912)	123,254	1,385,883	910,296	82,520	110,627	(241)	(229)
Deductions for surrender charges (note 2d)	-	-	-	(6,289)	(3)	(356)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(402,325)	(436,066)	(1,773,480)	(1,968,265)	(229,297)	(255,917)	(5,506)	(5,629)
Asset charges (note 3):
MSP contracts	(2,604)	(2,128)	(13,386)	(15,414)	(1,579)	(1,618)	-	-
SL contracts or LSFP contracts	(814)	(847)	(7,148)	(8,546)	-	-	(29)	(24)
Adjustments to maintain reserves	172	92	(351)	453	6	82	18	(15)

Net equity transactions	(327,412)	(856,288)	(3,406,488)	(1,905,582)	(411,397)	(571,822)	(13,495)	(10,449)

Net change in contract owners’ equity	1,248,649	(74,104)	(3,520,147)	(2,036,310)	413,317	22,929	13,881	10,585
Contract owners’ equity beginning of period	4,945,871	5,019,975	22,140,199	24,176,509	4,201,919	4,178,990	141,360	130,775

Contract owners’ equity end of period	$6,194,520	4,945,871	18,620,052	22,140,199	4,615,236	4,201,919	155,241	141,360

CHANGES IN UNITS:
Beginning units	234,630	278,335	1,293,558	1,421,436	423,936	486,078	8,612	9,298
Units purchased	26,517	13,591	197,939	459,736	28,101	34,140	55	-
Units redeemed	(39,160)	(57,296)	(381,219)	(587,614)	(66,464)	(96,282)	(842)	(686)

Ending units	221,987	234,630	1,110,278	1,293,558	385,573	423,936	7,825	8,612

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVDIV3		NVMLG1		NVMLV1		NVMMG1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$8,419	(371)	5,878	(652)	12,569	10,292	(160,722)	(149,265)
Realized gain (loss) on investments	12,972	(194)	75,931	74,305	63,504	(4,983)	1,360,756	1,225,296
Change in unrealized gain (loss) on investments	65,341	70,166	304,576	132,457	263,502	187,385	5,920,035	24,284
Reinvested capital gains	-	-	113,304	39,903	68,967	-	2,099,505	2,407,452

Net increase (decrease) in contract owners’ equity resulting from operations	86,732	69,601	499,689	246,013	408,542	192,694	9,219,574	3,507,767

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	28,588	34,196	66,050	152,236	63,319	72,701	1,111,561	1,279,468
Transfers between funds	9,810	(31,553)	224,871	(217,061)	55,836	(34,922)	(4,126)	(494,308)
Surrenders (note 6)	(57,613)	(40,124)	(108,194)	(215,598)	(147,678)	(170,229)	(2,183,807)	(2,549,379)
Death Benefits (note 4)	-	(17,989)	(25,972)	-	-	(28,110)	(88,791)	(273,262)
Net policy repayments (loans) (note 5)	(2,892)	(937)	13,546	35,510	12,976	(5,091)	50,327	255,211
Deductions for surrender charges (note 2d)	-	-	-	(204)	-	-	(260)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(27,505)	(26,112)	(88,517)	(93,931)	(74,504)	(69,731)	(1,562,534)	(1,665,594)
Asset charges (note 3):
MSP contracts	(253)	(167)	(1,054)	(972)	(320)	(344)	(9,703)	(8,237)
SL contracts or LSFP contracts	(205)	(194)	(802)	(758)	(457)	(535)	(189)	(167)
Adjustments to maintain reserves	5	9	5	25	2	18	178	481

Net equity transactions	(50,065)	(82,871)	79,933	(340,753)	(90,826)	(236,243)	(2,687,344)	(3,455,787)

Net change in contract owners’ equity	36,667	(13,270)	579,622	(94,740)	317,716	(43,549)	6,532,230	51,980
Contract owners’ equity beginning of period	456,848	470,118	1,502,977	1,597,717	1,201,717	1,245,266	25,205,961	25,153,981

Contract owners’ equity end of period	$493,515	456,848	2,082,599	1,502,977	1,519,433	1,201,717	31,738,191	25,205,961

CHANGES IN UNITS:
Beginning units	44,955	54,042	142,573	175,647	120,539	146,217	2,322,977	2,648,801
Units purchased	6,049	5,292	28,411	11,131	13,495	11,674	209,360	178,802
Units redeemed	(10,897)	(14,379)	(23,682)	(44,205)	(20,953)	(37,352)	(416,427)	(504,626)

Ending units	40,107	44,955	147,302	142,573	113,081	120,539	2,115,910	2,322,977

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVMMV2		SCGF		SCVF		SCF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$132,662	100,678	(11,776)	(11,652)	20,105	16,681	(66,878)	(58,128)
Realized gain (loss) on investments	872,868	519,826	73,842	33,920	226,583	(198,584)	5,550	(608,234)
Change in unrealized gain (loss) on investments	4,278,593	288,589	479,707	171,186	1,602,123	1,049,462	6,099,713	2,899,453
Reinvested capital gains	990,965	1,791,437	98,857	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,275,088	2,700,530	640,630	193,454	1,848,811	867,559	6,038,385	2,233,091

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	683,944	784,762	28,984	35,382	147,476	168,024	542,126	606,513
Transfers between funds	271,371	(327,162)	(13,239)	35,259	101,356	(49,390)	(386,225)	(307,582)
Surrenders (note 6)	(1,789,565)	(1,753,093)	(158,477)	(283,659)	(346,415)	(486,984)	(992,200)	(1,343,282)
Death Benefits (note 4)	(108,972)	(53,127)	-	(6,626)	(79,645)	(71,191)	(46,911)	(263,482)
Net policy repayments (loans) (note 5)	260,395	204,163	31,177	(98,459)	(125,093)	30,538	(79,769)	256,839
Deductions for surrender charges (note 2d)	(66)	-	-	-	-	-	-	(137)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,057,926)	(1,055,635)	(61,328)	(66,133)	(261,513)	(258,296)	(853,704)	(872,059)
Asset charges (note 3):
MSP contracts	(6,290)	(5,731)	(488)	(405)	(2,798)	(2,420)	(8,597)	(7,269)
SL contracts or LSFP contracts	(10)	(22)	(560)	(408)	(4,389)	(3,759)	(4,307)	(4,117)
Adjustments to maintain reserves	150	331	27	37	34	68	13,176	4,609

Net equity transactions	(1,746,969)	(2,205,514)	(173,904)	(385,012)	(570,987)	(673,410)	(1,816,411)	(1,929,967)

Net change in contract owners’ equity	4,528,119	495,016	466,726	(191,558)	1,277,824	194,149	4,221,974	303,124
Contract owners’ equity beginning of period	18,546,666	18,051,650	1,553,188	1,744,746	4,886,267	4,692,118	16,010,405	15,707,281

Contract owners’ equity end of period	$23,074,785	18,546,666	2,019,914	1,553,188	6,164,091	4,886,267	20,232,379	16,010,405

CHANGES IN UNITS:
Beginning units	1,588,483	1,788,622	194,158	248,091	180,700	209,000	383,102	431,988
Units purchased	146,458	109,851	9,159	19,317	13,244	10,824	18,082	20,542
Units redeemed	(270,994)	(309,990)	(27,085)	(73,250)	(30,369)	(39,124)	(57,055)	(69,428)

Ending units	1,463,947	1,588,483	176,232	194,158	163,575	180,700	344,129	383,102

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	MSBF		NVSTB2		NVOLG1		NVTIV3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$35,114	44,099	4,216	4,481	132,558	79,688	2,499	1,886
Realized gain (loss) on investments	79,014	54,035	4,382	676	1,728,076	634,926	2,983	(1,698)
Change in unrealized gain (loss) on investments	(152,432)	152,197	(6,811)	8,918	13,369,063	6,982,530	15,406	9,221
Reinvested capital gains	-	-	504	-	-	-	1,218	1,159

Net increase (decrease) in contract owners’ equity resulting from operations	(38,304)	250,331	2,291	14,075	15,229,697	7,697,144	22,106	10,568

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	35,649	32,154	13,151	13,609	1,650,902	1,899,617	3,786	2,395
Transfers between funds	(453,325)	212,206	62,413	158,710	(1,037,213)	(1,899,784)	95,844	40,123
Surrenders (note 6)	(209,027)	(231,233)	(1,846)	(85,247)	(4,160,360)	(3,439,428)	(29,436)	(961)
Death Benefits (note 4)	(10,333)	-	-	-	(771,001)	(729,968)	-	-
Net policy repayments (loans) (note 5)	18,522	(5,872)	(6,318)	(4,150)	118,263	334,747	(1,021)	133
Deductions for surrender charges (note 2d)	-	-	-	-	(57)	(190)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(70,838)	(99,295)	(15,305)	(16,327)	(2,464,897)	(2,616,231)	(7,130)	(4,995)
Asset charges (note 3):
MSP contracts	(835)	(1,395)	(127)	(128)	(19,919)	(18,470)	-	-
SL contracts or LSFP contracts	(446)	(650)	-	-	(16,144)	(15,666)	(55)	(49)
Adjustments to maintain reserves	(12)	(101)	(9)	13	135	1,501	10	(16)

Net equity transactions	(690,645)	(94,186)	51,959	66,480	(6,700,291)	(6,483,872)	61,998	36,630

Net change in contract owners’ equity	(728,949)	156,145	54,250	80,555	8,529,406	1,213,272	84,104	47,198
Contract owners’ equity beginning of period	2,201,869	2,045,724	529,757	449,202	45,581,782	44,368,510	94,856	47,658

Contract owners’ equity end of period	$1,472,920	2,201,869	584,007	529,757	54,111,188	45,581,782	178,960	94,856

CHANGES IN UNITS:
Beginning units	112,778	117,076	47,427	41,430	2,816,828	3,238,286	6,634	3,984
Units purchased	2,869	13,894	8,835	10,191	140,842	175,013	6,827	3,536
Units redeemed	(38,958)	(18,192)	(3,781)	(4,194)	(499,097)	(596,471)	(2,943)	(886)

Ending units	76,689	112,778	52,481	47,427	2,458,573	2,816,828	10,518	6,634

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	EIF		NVRE1		NVSIX2		GVEX1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(2,919)	3,402	78,210	46,021	564	-	14,846	-
Realized gain (loss) on investments	51,947	48,216	575,421	855,789	511	-	22,074	-
Change in unrealized gain (loss) on investments	118,383	42,150	(1,006,093)	(436,653)	3,925	-	38,717	-
Reinvested capital gains	-	-	596,191	864,675	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	167,411	93,768	243,729	1,329,832	5,000	-	75,637	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	31,258	38,158	293,397	359,081	1,097	-	674	-
Transfers between funds	155,066	(121,494)	(344,394)	(207,653)	48,023	-	1,347,889	-
Surrenders (note 6)	(68,255)	(109,079)	(621,836)	(1,191,253)	-	-	(438,019)	-
Death Benefits (note 4)	-	-	(92,870)	(116,136)	-	-	-	-
Net policy repayments (loans) (note 5)	1,614	25,937	44,350	(9,600)	117	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	(360)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(35,112)	(42,044)	(442,829)	(522,794)	(1,291)	-	(10,021)	-
Asset charges (note 3):
MSP contracts	(9)	(7)	(3,769)	(3,944)	-	-	-	-
SL contracts or LSFP contracts	(97)	(259)	(1,106)	(1,188)	-	-	-	-
Adjustments to maintain reserves	(3)	(8)	(12)	181	-	-	(3)	-

Net equity transactions	84,462	(208,796)	(1,169,069)	(1,693,666)	47,946	-	900,520	-

Net change in contract owners’ equity	251,873	(115,028)	(925,340)	(363,834)	52,946	-	976,157	-
Contract owners’ equity beginning of period	502,187	617,215	8,876,026	9,239,860	-	-	-	-

Contract owners’ equity end of period	$754,060	502,187	7,950,686	8,876,026	52,946	-	976,157	-

CHANGES IN UNITS:
Beginning units	27,511	40,014	767,061	919,617	-	-	-	-
Units purchased	10,165	4,342	43,205	58,784	4,307	-	122,027	-
Units redeemed	(6,861)	(16,845)	(140,420)	(211,340)	(116)	-	(39,275)	-

Ending units	30,815	27,511	669,846	767,061	4,191	-	82,752	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NOTG3		ALVGIA		ALVSVA		ACVB
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$13	-	2,494	2,737	1,200	(10)	48,356	62,464
Realized gain (loss) on investments	3	-	77,058	34,392	103,241	38,600	21,075	79
Change in unrealized gain (loss) on investments	193	-	66,496	9,283	156,767	79,910	578,835	370,623
Reinvested capital gains	-	-	-	-	57,709	24,568	90,503	-

Net increase (decrease) in contract owners’ equity resulting from operations	209	-	146,048	46,412	318,917	143,068	738,769	433,166

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,265	-	8,865	7,309	37,272	107,043	163,475	187,333
Transfers between funds	-	-	350,465	(5,153)	(124,186)	(47,603)	413,410	388,561
Surrenders (note 6)	-	-	(14,236)	(5,820)	(6,512)	(140,425)	(123,472)	(115,126)
Death Benefits (note 4)	-	-	-	-	-	(28,103)	(82,855)	(104,463)
Net policy repayments (loans) (note 5)	-	-	6,237	(18,977)	(21,867)	291	(10,975)	17,174
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(24)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(51)	-	(27,499)	(17,250)	(51,372)	(44,917)	(241,650)	(257,607)
Asset charges (note 3):
MSP contracts	-	-	(178)	(145)	(489)	(402)	(2,315)	(2,226)
SL contracts or LSFP contracts	-	-	(23)	(19)	(257)	(253)	(823)	(822)
Adjustments to maintain reserves	(3)	-	6	2	9	(5)	13	89

Net equity transactions	2,211	-	323,637	(40,053)	(167,402)	(154,374)	114,784	112,913

Net change in contract owners’ equity	2,420	-	469,685	6,359	151,515	(11,306)	853,553	546,079
Contract owners’ equity beginning of period	-	-	294,638	288,279	988,740	1,000,046	4,339,220	3,793,141

Contract owners’ equity end of period	$2,420	-	764,323	294,638	1,140,255	988,740	5,192,773	4,339,220

CHANGES IN UNITS:
Beginning units	-	-	17,027	19,480	39,888	47,496	167,449	163,757
Units purchased	228	-	17,851	618	3,856	2,505	26,591	25,043
Units redeemed	(5)	-	(1,986)	(3,071)	(10,266)	(10,113)	(20,806)	(21,351)

Ending units	223	-	32,892	17,027	33,478	39,888	173,234	167,449

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ACVCA		ACVIG		ACVIP2		ACVI
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(12,888)	(11,740)	35,806	26,213	21,889	47,366	6,763	2,088
Realized gain (loss) on investments	17,342	11,810	171,099	(148,312)	28,157	83,527	(4,789)	(12,970)
Change in unrealized gain (loss) on investments	355,355	116,921	372,856	350,447	(290,686)	(23,970)	113,341	115,243
Reinvested capital gains	61,503	78,923	-	-	71,752	56,141	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	421,312	195,914	579,761	228,348	(168,888)	163,064	115,315	104,361

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	17,487	5,982	45,877	60,347	54,954	82,875	129	22
Transfers between funds	(5,261)	28,921	767,847	(91,844)	(590,624)	64,691	(8,413)	17,545
Surrenders (note 6)	(18,823)	(15,236)	(188,285)	(259,726)	(165,579)	(263,735)	(67,144)	(147,183)
Death Benefits (note 4)	(23,785)	(77,341)	(91,817)	(125,027)	(54,527)	-	-	(21,436)
Net policy repayments (loans) (note 5)	(15,791)	71,571	77,434	79,904	59,063	3,229	(1,947)	141,227
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(43,354)	(43,715)	(100,309)	(99,970)	(93,758)	(122,898)	(19,403)	(23,644)
Asset charges (note 3):
MSP contracts	-	-	(2,176)	(1,915)	(2,787)	(3,080)	-	-
SL contracts or LSFP contracts	(1,327)	(1,142)	(489)	(438)	(185)	(386)	(1,095)	(1,213)
Adjustments to maintain reserves	2,373	1,104	106	14	(2)	43	3,099	2,438

Net equity transactions	(88,481)	(29,856)	508,188	(438,655)	(793,445)	(239,261)	(94,774)	(32,244)

Net change in contract owners’ equity	332,831	166,058	1,087,949	(210,307)	(962,333)	(76,197)	20,541	72,117
Contract owners’ equity beginning of period	1,462,551	1,296,493	1,524,229	1,734,536	2,338,647	2,414,844	616,356	544,239

Contract owners’ equity end of period	$1,795,382	1,462,551	2,612,178	1,524,229	1,376,314	2,338,647	636,897	616,356

CHANGES IN UNITS:
Beginning units	107,645	110,222	103,967	134,693	144,454	159,716	40,913	43,714
Units purchased	1,725	5,494	56,565	8,423	7,484	14,466	22	2,219
Units redeemed	(8,450)	(8,071)	(20,899)	(39,149)	(58,656)	(29,728)	(4,820)	(5,020)

Ending units	100,920	107,645	139,633	103,967	93,282	144,454	36,115	40,913

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ACVI3		ACVMV1		ACVU1		ACVVS1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$2,954	1,569	13,916	19,282	(4)	(253)	-	-
Realized gain (loss) on investments	25,335	21,829	93,651	49,650	13,116	2,835	502	360
Change in unrealized gain (loss) on investments	10,127	15,137	316,534	47,737	(960)	4,339	10,856	4,905
Reinvested capital gains	-	-	27,586	75,061	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	38,416	38,535	451,687	191,730	12,152	6,921	11,358	5,265

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	15,562	17,070	45,224	69,260	1,866	(3)	-	5
Transfers between funds	(3,023)	(10,238)	299,293	(215,884)	114,617	39,077	-	(33)
Surrenders (note 6)	(50,349)	(37,524)	(85,862)	(64,473)	(18,626)	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	102	537	(37,699)	(10,982)	(1,205)	(428)	-	28
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,007)	(5,784)	(68,800)	(57,371)	(3,584)	(11,082)	(964)	(890)
Asset charges (note 3):
MSP contracts	-	-	(505)	(390)	-	-	-	-
SL contracts or LSFP contracts	(748)	(834)	(39)	(8)	(62)	(150)	(159)	(139)
Adjustments to maintain reserves	(8)	(1)	(10)	23	(16)	5	(3)	6

Net equity transactions	(42,471)	(36,774)	151,602	(279,825)	92,990	27,419	(1,126)	(1,023)

Net change in contract owners’ equity	(4,055)	1,761	603,289	(88,095)	105,142	34,340	10,232	4,242
Contract owners’ equity beginning of period	209,698	207,937	1,325,688	1,413,783	80,536	46,196	38,100	33,858

Contract owners’ equity end of period	$205,643	209,698	1,928,977	1,325,688	185,678	80,536	48,332	38,100

CHANGES IN UNITS:
Beginning units	13,657	16,408	76,468	94,413	6,088	4,026	2,628	2,700
Units purchased	925	1,257	18,902	3,252	7,890	2,923	-	2
Units redeemed	(3,641)	(4,008)	(9,474)	(21,197)	(3,087)	(861)	(67)	(74)

Ending units	10,941	13,657	85,896	76,468	10,891	6,088	2,561	2,628

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	DVSCS		DCAP		DSC		DGI
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$11,391	(521)	72,768	175,533	(2,566)	(1,270)	5,638	11,601
Realized gain (loss) on investments	125,416	200,224	398,563	275,791	77,674	8,424	30,943	12,242
Change in unrealized gain (loss) on investments	560,846	(18,936)	453,934	85,359	104,553	34,854	399,147	180,169
Reinvested capital gains	27,653	69,247	11,946	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	725,306	250,014	937,211	536,683	179,661	42,008	435,728	204,012

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	85,241	97,354	176,064	193,370	16,822	22,213	64,082	62,914
Transfers between funds	322,539	27,629	(442,612)	(517,117)	43,644	191,571	11,465	(3,828)
Surrenders (note 6)	(188,259)	(396,902)	(409,797)	(352,943)	(8,672)	(8,105)	(107,018)	(92,658)
Death Benefits (note 4)	-	-	(19,715)	(2,834)	-	(5,659)	-	(32,647)
Net policy repayments (loans) (note 5)	(53,520)	961	(58,994)	18,396	(15,046)	(2,024)	22,385	20,860
Deductions for surrender charges (note 2d)	-	(250)	-	(2)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(95,105)	(85,634)	(237,289)	(277,728)	(31,590)	(20,438)	(95,869)	(102,271)
Asset charges (note 3):
MSP contracts	(1,435)	(1,175)	(1,557)	(1,443)	(46)	-	(786)	(694)
SL contracts or LSFP contracts	(819)	(869)	(2,418)	(2,488)	(46)	(38)	(624)	(590)
Adjustments to maintain reserves	2	26	49	92	14	2	(19)	19

Net equity transactions	68,644	(358,860)	(996,269)	(942,697)	5,080	177,522	(106,384)	(148,895)

Net change in contract owners’ equity	793,950	(108,846)	(59,058)	(406,014)	184,741	219,530	329,344	55,117
Contract owners’ equity beginning of period	1,791,438	1,900,284	5,084,399	5,490,413	423,975	204,445	1,259,070	1,203,953

Contract owners’ equity end of period	$2,585,388	1,791,438	5,025,341	5,084,399	608,716	423,975	1,588,414	1,259,070

CHANGES IN UNITS:
Beginning units	95,136	116,307	257,978	321,432	29,707	17,180	75,494	85,537
Units purchased	19,586	7,831	12,631	22,610	4,391	15,612	6,162	5,598
Units redeemed	(16,545)	(29,002)	(58,494)	(86,064)	(5,279)	(3,085)	(11,188)	(15,641)

Ending units	98,177	95,136	212,115	257,978	28,819	29,707	70,468	75,494

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FVCA2P		FQB		FEIP		FHIP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$1,652	21	70,615	72,904	808,274	967,535	441,578	475,592
Realized gain (loss) on investments	5,178	3	9,252	15,426	913,978	12,183	572,630	(234,668)
Change in unrealized gain (loss) on investments	11,652	3,602	(75,920)	93,792	5,664,905	2,440,455	(553,451)	1,001,442
Reinvested capital gains	4,650	4,081	-	-	2,771,326	2,414,078	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	23,132	7,707	3,947	182,122	10,158,483	5,834,251	460,757	1,242,366

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,929	3,788	34,465	43,389	1,648,437	1,749,187	59,597	168,754
Transfers between funds	1,717	63,659	(130,448)	42,138	(574,334)	(173,342)	(311,665)	407,925
Surrenders (note 6)	(550)	-	(147,568)	(207,571)	(3,159,667)	(2,420,161)	(378,093)	(2,135,217)
Death Benefits (note 4)	-	-	(145,174)	(24,201)	(718,199)	(554,682)	(109,256)	(120,638)
Net policy repayments (loans) (note 5)	(1,600)	469	(19,783)	69,497	389,528	538,483	(80,965)	63,319
Deductions for surrender charges (note 2d)	-	-	-	(515)	(135)	(51)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5,174)	(5,531)	(83,810)	(85,989)	(2,357,910)	(2,411,031)	(367,125)	(442,376)
Asset charges (note 3):
MSP contracts	-	-	(1,887)	(2,457)	(21,779)	(19,343)	(6,256)	(6,152)
SL contracts or LSFP contracts	(222)	(132)	(476)	(597)	(5,994)	(5,407)	(3,709)	(3,002)
Adjustments to maintain reserves	(18)	17	(2)	21	5,614	3,669	312	815

Net equity transactions	(1,918)	62,270	(494,683)	(166,285)	(4,794,439)	(3,292,678)	(1,197,160)	(2,066,572)

Net change in contract owners’ equity	21,214	69,977	(490,736)	15,837	5,364,044	2,541,573	(736,403)	(824,206)
Contract owners’ equity beginning of period	140,712	70,735	2,065,289	2,049,452	38,865,166	36,323,593	9,126,948	9,951,154

Contract owners’ equity end of period	$161,926	140,712	1,574,553	2,065,289	44,229,210	38,865,166	8,390,545	9,126,948

CHANGES IN UNITS:
Beginning units	9,069	5,114	124,241	134,437	880,660	951,673	291,771	325,266
Units purchased	476	4,535	8,790	11,310	41,885	47,571	7,338	45,806
Units redeemed	(573)	(580)	(38,414)	(21,506)	(155,006)	(118,584)	(41,629)	(79,301)

Ending units	8,972	9,069	94,617	124,241	767,539	880,660	257,480	291,771

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FAMP		FNRS2		FF10S		FF20S
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$115,695	108,978	4,623	5,230	4,512	4,466	13,088	15,891
Realized gain (loss) on investments	228,364	398,960	237,322	259,766	7,058	37,104	46,448	(8,691)
Change in unrealized gain (loss) on investments	1,363,254	815,084	281,565	(146,245)	30,228	853	88,417	104,192
Reinvested capital gains	29,748	89,127	15,898	-	4,521	5,783	15,564	12,182

Net increase (decrease) in contract owners’ equity resulting from operations	1,737,061	1,412,149	539,408	118,751	46,319	48,206	163,517	123,574

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	429,226	537,431	138,339	169,488	25,358	10,320	24,699	26,451
Transfers between funds	38,736	10,551	(27,768)	(466,868)	10,629	(72,814)	6,411	249,367
Surrenders (note 6)	(1,064,639)	(1,378,562)	(179,155)	(240,890)	(28,824)	(25,695)	(108,542)	(96,987)
Death Benefits (note 4)	(220,557)	(697,108)	(22,753)	(22,476)	-	-	-	(6,238)
Net policy repayments (loans) (note 5)	242,135	393,152	20,248	34,213	3,968	708	(2,505)	1,365
Deductions for surrender charges (note 2d)	-	(129)	-	(3)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(690,101)	(753,054)	(182,318)	(204,752)	(19,548)	(20,373)	(47,003)	(48,209)
Asset charges (note 3):
MSP contracts	(3,836)	(4,023)	(834)	(760)	(588)	(668)	(574)	(392)
SL contracts or LSFP contracts	(952)	(980)	(671)	(763)	-	-	-	-
Adjustments to maintain reserves	595	646	33	32	9	9	(13)	27

Net equity transactions	(1,269,393)	(1,892,076)	(254,879)	(732,779)	(8,996)	(108,513)	(127,527)	125,384

Net change in contract owners’ equity	467,668	(479,927)	284,529	(614,028)	37,323	(60,307)	35,990	248,958
Contract owners’ equity beginning of period	12,229,441	12,709,368	2,401,088	3,015,116	366,133	426,440	1,133,026	884,068

Contract owners’ equity end of period	$12,697,109	12,229,441	2,685,617	2,401,088	403,456	366,133	1,169,016	1,133,026

CHANGES IN UNITS:
Beginning units	389,255	453,960	136,737	178,905	25,198	32,653	77,596	68,322
Units purchased	29,580	21,662	12,535	10,940	2,958	3,215	3,523	16,040
Units redeemed	(63,913)	(86,367)	(25,493)	(53,108)	(3,572)	(10,670)	(11,768)	(6,766)

Ending units	354,922	389,255	123,779	136,737	24,584	25,198	69,351	77,596

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FF30S		FGP		FHIPR		FIGBS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$12,362	15,567	(153,687)	1,213	191,968	193,930	62,767	73,277
Realized gain (loss) on investments	47,097	(16,571)	(255,789)	(1,260,034)	45,493	195,936	30,221	183,992
Change in unrealized gain (loss) on investments	145,333	134,746	16,953,537	7,833,936	(49,850)	87,153	(234,078)	(133,339)
Reinvested capital gains	16,672	9,442	37,274	-	-	-	43,544	115,644

Net increase (decrease) in contract owners’ equity resulting from operations	221,464	143,184	16,581,335	6,575,115	187,611	477,019	(97,546)	239,574

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	81,646	53,439	2,656,764	2,952,412	480,517	579,030	129,203	132,007
Transfers between funds	(6,059)	88,484	(694,418)	(177,948)	(100,612)	(413,515)	(355,177)	(194,110)
Surrenders (note 6)	(96,927)	(15,205)	(3,449,421)	(4,458,049)	(335,291)	(356,694)	(265,519)	(454,812)
Death Benefits (note 4)	(12,745)	-	(590,895)	(491,022)	(59,193)	(15,758)	(34,895)	(56,601)
Net policy repayments (loans) (note 5)	17,040	(1,531)	469,330	598,858	158,295	128,006	26,627	9,405
Deductions for surrender charges (note 2d)	-	-	(365)	(121)	(6)	(138)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(65,547)	(68,739)	(3,250,793)	(3,456,275)	(332,609)	(372,896)	(155,628)	(177,548)
Asset charges (note 3):
MSP contracts	(64)	(37)	(14,532)	(13,800)	(1,921)	(2,151)	(1,967)	(2,726)
SL contracts or LSFP contracts	-	-	(10,659)	(9,747)	-	-	(708)	(1,188)
Adjustments to maintain reserves	11	21	4,560	2,691	-	202	(2)	57

Net equity transactions	(82,645)	56,432	(4,880,429)	(5,053,001)	(190,820)	(453,914)	(658,066)	(745,516)

Net change in contract owners’ equity	138,819	199,616	11,700,906	1,522,114	(3,209)	23,105	(755,612)	(505,942)
Contract owners’ equity beginning of period	1,103,027	903,411	49,078,575	47,556,461	3,661,356	3,638,251	4,217,470	4,723,412

Contract owners’ equity end of period	$1,241,846	1,103,027	60,779,481	49,078,575	3,658,147	3,661,356	3,461,858	4,217,470

CHANGES IN UNITS:
Beginning units	76,179	71,678	1,208,074	1,356,975	261,159	294,862	273,385	322,206
Units purchased	6,874	11,599	66,292	79,498	50,097	56,585	11,131	22,949
Units redeemed	(12,033)	(7,098)	(177,769)	(228,399)	(63,669)	(90,288)	(54,510)	(71,770)

Ending units	71,020	76,179	1,096,597	1,208,074	247,587	261,159	230,006	273,385

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FMCS		FOP		FOSR		FVSS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(7,555)	(1,127)	50,706	79,929	35,316	51,189	2,622	998
Realized gain (loss) on investments	223,482	191,305	98,274	(39,767)	(148,624)	(171,899)	262,503	168,235
Change in unrealized gain (loss) on investments	1,133,823	219,588	1,497,633	1,004,605	1,218,633	754,583	61,806	68,783
Reinvested capital gains	990,196	542,896	23,704	19,454	16,607	12,575	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,339,946	952,662	1,670,317	1,064,221	1,121,932	646,448	326,931	238,016

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	261,846	315,881	1,033	11,595	446,345	469,548	26,568	31,449
Transfers between funds	(74,977)	(533,797)	(44,332)	(28,839)	(153,836)	279,455	(310,457)	241,870
Surrenders (note 6)	(682,383)	(800,623)	(366,419)	(359,591)	(466,878)	(314,487)	(62,274)	(169,366)
Death Benefits (note 4)	(1,463)	(127,327)	(111,647)	(19,660)	(26,621)	(867)	-	-
Net policy repayments (loans) (note 5)	161,593	128,282	24,436	(35,257)	101,319	147,662	(8,799)	28,304
Deductions for surrender charges (note 2d)	-	(450)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(341,016)	(374,305)	(227,879)	(240,593)	(287,936)	(290,967)	(65,087)	(61,534)
Asset charges (note 3):
MSP contracts	(1,419)	(1,324)	(3,019)	(2,609)	(995)	(832)	(903)	(537)
SL contracts or LSFP contracts	(1,086)	(1,382)	(1,349)	(1,214)	(1,233)	(1,045)	(414)	(531)
Adjustments to maintain reserves	73	130	883	598	36	61	2	18

Net equity transactions	(678,832)	(1,394,915)	(728,293)	(675,570)	(389,799)	288,528	(421,364)	69,673

Net change in contract owners’ equity	1,661,114	(442,253)	942,024	388,651	732,133	934,976	(94,433)	307,689
Contract owners’ equity beginning of period	6,879,812	7,322,065	6,020,794	5,632,143	4,092,570	3,157,594	1,293,006	985,317

Contract owners’ equity end of period	$8,540,926	6,879,812	6,962,818	6,020,794	4,824,703	4,092,570	1,198,573	1,293,006

CHANGES IN UNITS:
Beginning units	239,445	290,887	246,603	276,643	307,163	284,955	71,462	68,196
Units purchased	15,883	13,279	3,732	4,369	39,854	75,005	4,668	22,580
Units redeemed	(35,679)	(64,721)	(25,143)	(34,409)	(67,780)	(52,797)	(25,009)	(19,314)

Ending units	219,649	239,445	225,192	246,603	279,237	307,163	51,121	71,462

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FTVIS2		FTVRDI		FTVSVI		FTVDM3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$90,626	73,477	60,767	58,739	36,044	16,695	16,939	12,887
Realized gain (loss) on investments	30,036	3,413	395,342	278,987	323,252	78,007	19,441	94,393
Change in unrealized gain (loss) on investments	65,080	55,345	676,924	92,487	711,312	445,296	(62,224)	37,681
Reinvested capital gains	-	-	-	-	60,160	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	185,742	132,235	1,133,033	430,213	1,130,768	539,998	(25,844)	144,961

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	64,360	42,195	166,654	128,599	84,658	131,840	34,026	46,698
Transfers between funds	455,887	187,884	137,469	296,049	(56,122)	(226,339)	(59,903)	(173,851)
Surrenders (note 6)	(81,419)	(203,718)	(391,845)	(559,175)	(145,213)	(131,174)	(57,451)	(91,142)
Death Benefits (note 4)	-	-	(19,519)	(10,419)	(11,122)	(59,019)	(2,885)	(25,348)
Net policy repayments (loans) (note 5)	(827)	20,667	(42,150)	14,309	(19,969)	(1,280)	(19,937)	16,468
Deductions for surrender charges (note 2d)	-	-	(5)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(83,593)	(73,376)	(164,539)	(161,622)	(115,506)	(114,146)	(54,485)	(69,085)
Asset charges (note 3):
MSP contracts	(1,690)	(1,479)	(785)	(553)	(848)	(740)	(252)	(279)
SL contracts or LSFP contracts	-	-	(946)	(1,226)	(476)	(420)	(376)	(504)
Adjustments to maintain reserves	(4)	22	19	49	65	19	20	10

Net equity transactions	352,714	(27,805)	(315,647)	(293,989)	(264,533)	(401,259)	(161,243)	(297,033)

Net change in contract owners’ equity	538,456	104,430	817,386	136,224	866,235	138,739	(187,087)	(152,072)
Contract owners’ equity beginning of period	1,302,505	1,198,075	3,865,387	3,729,163	3,314,479	3,175,740	1,245,366	1,397,438

Contract owners’ equity end of period	$1,840,961	1,302,505	4,682,773	3,865,387	4,180,714	3,314,479	1,058,279	1,245,366

CHANGES IN UNITS:
Beginning units	93,198	96,131	200,895	215,866	131,056	148,289	66,989	84,552
Units purchased	33,694	18,625	16,097	29,391	5,549	6,057	3,621	4,228
Units redeemed	(10,645)	(21,558)	(28,970)	(44,362)	(14,963)	(23,290)	(12,845)	(21,791)

Ending units	116,247	93,198	188,022	200,895	121,642	131,056	57,765	66,989

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	TIF		TIF3		FTVGI3		FTVFA2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$3,726	6,649	20,890	23,613	106,604	180,353	13,293	3,023
Realized gain (loss) on investments	(2,145)	(30,568)	75,602	(2,131)	89,230	97,817	73	4,045
Change in unrealized gain (loss) on investments	36,436	52,206	155,443	133,465	(185,287)	146,300	(10,565)	8,532
Reinvested capital gains	-	-	-	-	31,051	4,947	20,080	-

Net increase (decrease) in contract owners’ equity resulting from operations	38,017	28,287	251,935	154,947	41,598	429,417	22,881	15,600

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	(38)	42,997	40,168	104,367	83,735	32,361	10,055
Transfers between funds	-	(82,604)	311,213	(138,541)	47,849	(397,975)	43,334	(40,986)
Surrenders (note 6)	-	(12,015)	(59,862)	(89,536)	(932,275)	(146,016)	-	(2,205)
Death Benefits (note 4)	-	-	(2,908)	(13,219)	(16,264)	-	(12,913)	-
Net policy repayments (loans) (note 5)	(2,490)	(2,172)	(4,878)	5,393	(35,035)	19,011	526	603
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,471)	(5,902)	(40,927)	(37,255)	(112,252)	(125,514)	(10,424)	(15,386)
Asset charges (note 3):
MSP contracts	(37)	(31)	(193)	(164)	(1,633)	(2,227)	(307)	(89)
SL contracts or LSFP contracts	-	-	(214)	(211)	(340)	(317)	-	-
Adjustments to maintain reserves	22	(16)	16	34	7	54	(3)	7

Net equity transactions	(6,976)	(102,778)	245,244	(233,331)	(945,576)	(569,249)	52,574	(48,001)

Net change in contract owners’ equity	31,041	(74,491)	497,179	(78,384)	(903,978)	(139,832)	75,455	(32,401)
Contract owners’ equity beginning of period	172,840	247,331	1,006,879	1,085,263	3,249,940	3,389,772	80,972	113,373

Contract owners’ equity end of period	$203,881	172,840	1,504,058	1,006,879	2,345,962	3,249,940	156,427	80,972

CHANGES IN UNITS:
Beginning units	7,807	13,177	70,559	89,496	165,597	197,596	7,639	12,272
Units purchased	46	-	23,870	4,022	13,142	8,425	6,520	2,521
Units redeemed	(346)	(5,370)	(8,320)	(22,959)	(60,694)	(40,424)	(2,295)	(7,154)

Ending units	7,507	7,807	86,109	70,559	118,045	165,597	11,864	7,639

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	AMTB		AMBP		AMTG		AMGP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$44,749	72,749	(238)	(226)	(10,225)	(8,859)	792	(94)
Realized gain (loss) on investments	(29,880)	(11,401)	961	1,452	97,923	55,631	17,042	1,668
Change in unrealized gain (loss) on investments	(11,058)	51,445	5,069	1,420	418,899	141,918	36,023	16,991
Reinvested capital gains	-	-	-	-	-	-	10,132	1,257

Net increase (decrease) in contract owners’ equity resulting from operations	3,811	112,793	5,792	2,646	506,597	188,690	63,989	19,822

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	72,727	92,061	2,718	2,887	46,269	31,609	2,406	(234)
Transfers between funds	220,498	356,309	(21)	(5)	(9,752)	(67,217)	64,353	(21,350)
Surrenders (note 6)	(244,397)	(106,801)	-	(2,028)	(51,447)	(36,027)	(73,080)	-
Death Benefits (note 4)	(44,261)	(71,366)	-	-	(87,585)	(25,189)	-	-
Net policy repayments (loans) (note 5)	(101,628)	86,729	327	370	32,362	21,877	106	1,372
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(110,365)	(124,360)	(2,582)	(2,493)	(53,144)	(51,797)	(7,371)	(6,921)
Asset charges (note 3):
MSP contracts	(4,241)	(4,245)	-	-	-	-	-	-
SL contracts or LSFP contracts	(678)	(829)	-	-	(2,912)	(2,670)	(466)	(495)
Adjustments to maintain reserves	20	148	(15)	21	915	756	30	(6)

Net equity transactions	(212,325)	227,646	427	(1,248)	(125,294)	(128,658)	(14,022)	(27,634)

Net change in contract owners’ equity	(208,514)	340,439	6,219	1,398	381,303	60,032	49,967	(7,812)
Contract owners’ equity beginning of period	3,078,475	2,738,036	32,631	31,233	1,666,756	1,606,724	159,365	167,177

Contract owners’ equity end of period	$2,869,961	3,078,475	38,850	32,631	2,048,059	1,666,756	209,332	159,365

CHANGES IN UNITS:
Beginning units	168,853	151,467	1,601	1,643	134,482	145,365	10,255	12,326
Units purchased	28,610	37,443	495	146	4,045	6,676	3,503	194
Units redeemed	(35,704)	(20,057)	(283)	(188)	(11,845)	(17,559)	(3,247)	(2,265)

Ending units	161,759	168,853	1,813	1,601	126,682	134,482	10,511	10,255

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	AMINS		AMMCGS		AMTP		AMRS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$258	128	-	-	28,500	6,108	226	79
Realized gain (loss) on investments	30	(11)	72	4	125,568	54,517	(869)	5,270
Change in unrealized gain (loss) on investments	3,293	2,561	3,183	172	604,706	308,395	9,242	(6,278)
Reinvested capital gains	-	-	-	-	-	-	-	5,297

Net increase (decrease) in contract owners’ equity resulting from operations	3,581	2,678	3,255	176	758,774	369,020	8,599	4,368

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	103	205	43	179	60,463	71,791	(13)	328
Transfers between funds	7,589	7,008	12,654	(1)	3,590	(42,787)	(10,637)	(4,623)
Surrenders (note 6)	(14,851)	-	-	-	(238,961)	(69,464)	-	(10,671)
Death Benefits (note 4)	-	-	-	-	(10,979)	(55,543)	-	-
Net policy repayments (loans) (note 5)	-	7	-	1	414	44,395	10,290	248
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(371)	(138)	(284)	(60)	(58,564)	(62,861)	(3,328)	(3,937)
Asset charges (note 3):
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	(72)	(78)	(40)	(8)	(10,469)	(9,161)	(88)	(88)
Adjustments to maintain reserves	6	4	17	-	604	300	7	4

Net equity transactions	(7,596)	7,008	12,390	111	(253,902)	(123,330)	(3,769)	(18,739)

Net change in contract owners’ equity	(4,015)	9,686	15,645	287	504,872	245,690	4,830	(14,371)
Contract owners’ equity beginning of period	23,556	13,870	1,656	1,369	2,592,663	2,346,973	22,041	36,412

Contract owners’ equity end of period	$19,541	23,556	17,301	1,656	3,097,535	2,592,663	26,871	22,041

CHANGES IN UNITS:
Beginning units	1,723	1,202	68	63	114,677	122,685	1,543	2,941
Units purchased	538	538	480	8	3,225	4,309	695	58
Units redeemed	(1,048)	(17)	(11)	(3)	(12,546)	(12,317)	(862)	(1,456)

Ending units	1,213	1,723	537	68	105,356	114,677	1,376	1,543

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	AMFAS		AMSRS		OVMS		OVB
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(707)	(1,065)	1,760	(1,622)	108,174	44,471	233,713	222,426
Realized gain (loss) on investments	8,879	8,149	41,333	48,846	(143,790)	(154,146)	(189,438)	(266,035)
Change in unrealized gain (loss) on investments	49,028	19,331	144,460	1,181	737,509	767,556	(73,732)	514,478
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	57,200	26,415	187,553	48,405	701,893	657,881	(29,457)	470,869

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	4,277	6,858	16,901	20,522	288,868	310,823	242,396	270,702
Transfers between funds	33,038	(295,750)	247,886	(106,115)	(32,568)	(95,653)	88,911	194,173
Surrenders (note 6)	(318)	(24,331)	(73,198)	(19,088)	(382,217)	(328,480)	(379,352)	(315,261)
Death Benefits (note 4)	-	-	-	(4,460)	(219,540)	(226,973)	(88,354)	(54,021)
Net policy repayments (loans) (note 5)	566	(3,749)	(4,657)	2,198	123,031	82,768	114,290	7,859
Deductions for surrender charges (note 2d)	-	-	-	-	-	(101)	(6)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5,805)	(12,715)	(24,402)	(21,763)	(365,496)	(398,697)	(293,941)	(313,389)
Asset charges (note 3):
MSP contracts	(92)	(76)	(134)	(112)	(3,704)	(3,482)	(4,078)	(4,348)
SL contracts or LSFP contracts	(44)	(35)	(49)	(23)	(514)	(585)	(777)	(838)
Adjustments to maintain reserves	20	5	1	-	446	453	(46)	503

Net equity transactions	31,642	(329,793)	162,348	(128,841)	(591,694)	(659,927)	(320,957)	(214,620)

Net change in contract owners’ equity	88,842	(303,378)	349,901	(80,436)	110,199	(2,046)	(350,414)	256,249
Contract owners’ equity beginning of period	98,282	401,660	447,945	528,381	5,934,227	5,936,273	5,346,901	5,090,652

Contract owners’ equity end of period	$187,124	98,282	797,846	447,945	6,044,426	5,934,227	4,996,487	5,346,901

CHANGES IN UNITS:
Beginning units	6,998	31,077	24,432	31,842	225,752	251,161	255,265	268,490
Units purchased	2,577	619	12,310	1,570	14,355	14,433	25,973	26,544
Units redeemed	(387)	(24,698)	(4,990)	(8,980)	(42,224)	(39,842)	(46,104)	(39,769)

Ending units	9,188	6,998	31,752	24,432	197,883	225,752	235,134	255,265

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	OVGS3		OVGS		OVGI		OVSC
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$71,114	113,526	118,800	209,292	7,675	6,837	5,367	636
Realized gain (loss) on investments	27,698	(179,067)	567,488	370,043	118,180	27,164	116,200	48,661
Change in unrealized gain (loss) on investments	1,866,555	1,374,047	2,631,265	1,848,647	185,126	110,634	277,309	78,952
Reinvested capital gains	-	-	-	-	-	-	15,987	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,965,367	1,308,506	3,317,553	2,427,982	310,981	144,635	414,863	128,249

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	591,584	688,656	(51)	(906)	45,386	41,965	38,067	41,234
Transfers between funds	250,902	(259,095)	(249,561)	(120,396)	5,104	149,489	354,744	47,839
Surrenders (note 6)	(752,302)	(781,791)	(699,057)	(916,526)	(188,522)	(153,813)	(94,319)	(111,069)
Death Benefits (note 4)	(53,284)	(184,104)	(121,403)	(189,175)	-	(24,483)	-	(8,575)
Net policy repayments (loans) (note 5)	247,521	375,548	(153,825)	(63,298)	72,789	18,551	17,891	33,764
Deductions for surrender charges (note 2d)	-	(180)	-	(2)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(471,832)	(448,668)	(497,288)	(548,200)	(52,114)	(63,375)	(56,973)	(39,323)
Asset charges (note 3):
MSP contracts	(1,183)	(973)	(8,135)	(7,179)	(2,220)	(1,547)	(360)	(46)
SL contracts or LSFP contracts	(1,504)	(1,231)	(2,213)	(1,963)	(259)	(306)	(138)	(169)
Adjustments to maintain reserves	25	130	5,532	3,900	(7)	29	31	22

Net equity transactions	(190,073)	(611,708)	(1,726,001)	(1,843,745)	(119,843)	(33,490)	258,943	(36,323)

Net change in contract owners’ equity	1,775,294	696,798	1,591,552	584,237	191,138	111,145	673,806	91,926
Contract owners’ equity beginning of period	7,387,796	6,690,998	13,329,326	12,745,089	1,071,415	960,270	853,840	761,914

Contract owners’ equity end of period	$9,163,090	7,387,796	14,920,878	13,329,326	1,262,553	1,071,415	1,527,646	853,840

CHANGES IN UNITS:
Beginning units	473,187	516,862	306,647	352,029	90,490	94,664	35,783	37,417
Units purchased	74,808	72,238	2,699	1,166	14,300	23,131	14,918	4,830
Units redeemed	(84,928)	(115,913)	(40,206)	(46,548)	(23,502)	(27,305)	(5,172)	(6,464)

Ending units	463,067	473,187	269,140	306,647	81,288	90,490	45,529	35,783

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	OVAG		OVSB		PMVAAA		PMVFBA
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(6,160)	(6,017)	8,333	(128)	22,047	20,303	7,328	33,522
Realized gain (loss) on investments	50,327	(10,403)	(2,600)	9	7,766	2,314	(8,924)	20,234
Change in unrealized gain (loss) on investments	264,547	155,735	(6,763)	2,904	(30,403)	7,265	(44,455)	(37,593)
Reinvested capital gains	-	-	-	-	-	-	5,574	13,081

Net increase (decrease) in contract owners’ equity resulting from operations	308,714	139,315	(1,030)	2,785	(590)	29,882	(40,477)	29,244

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	56,225	57,144	16,315	3,389	9,079	2,270	14,779	17,789
Transfers between funds	(29,293)	(87,745)	30,691	162,487	(235,705)	766,506	8,179	(178,277)
Surrenders (note 6)	(64,073)	(62,922)	(26,584)	(3,694)	(2,180)	(53,084)	(47,383)	(46,999)
Death Benefits (note 4)	(8,225)	(30,931)	-	-	-	-	(2,456)	-
Net policy repayments (loans) (note 5)	12,671	59,859	5,065	2,645	2,983	75	17,395	17,309
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(101,807)	(100,774)	(10,833)	(1,923)	(16,811)	(4,207)	(23,602)	(28,746)
Asset charges (note 3):
MSP contracts	(270)	(230)	(211)	(45)	-	-	(159)	(451)
SL contracts or LSFP contracts	(150)	(127)	(124)	(21)	-	-	-	-
Adjustments to maintain reserves	9	18	607	3	2	(2)	18	47

Net equity transactions	(134,913)	(165,708)	14,926	162,841	(242,632)	711,558	(33,229)	(219,328)

Net change in contract owners’ equity	173,801	(26,393)	13,896	165,626	(243,222)	741,440	(73,706)	(190,084)
Contract owners’ equity beginning of period	926,106	952,499	165,626	-	741,440	-	624,561	814,645

Contract owners’ equity end of period	$1,099,907	926,106	179,522	165,626	498,218	741,440	550,855	624,561

CHANGES IN UNITS:
Beginning units	140,680	169,111	16,283	-	69,393	-	46,261	63,383
Units purchased	9,175	19,061	5,193	16,651	3,057	74,907	4,972	3,985
Units redeemed	(26,153)	(47,492)	(3,730)	(368)	(25,698)	(5,514)	(7,362)	(21,107)

Ending units	123,702	140,680	17,746	16,283	46,752	69,393	43,871	46,261

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PMVLDA		PMVTRA		PVGIB		PVTIGB
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$22,446	36,521	23,664	19,753	2,294	1,033	2,206	3,245
Realized gain (loss) on investments	11,625	13,040	(14,554)	26,757	24,534	638	9,371	2,113
Change in unrealized gain (loss) on investments	(47,621)	79,919	(57,331)	4,503	14,624	12,752	51,704	32,908
Reinvested capital gains	-	-	10,958	28,254	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(13,550)	129,480	(37,263)	79,267	41,452	14,423	63,281	38,266

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	46,732	76,422	78,192	35,840	3,693	8,721	18,145	8,794
Transfers between funds	(191,000)	424,978	(22,946)	1,513,691	15,595	(12)	28,733	31,650
Surrenders (note 6)	(201,525)	(417,745)	(153,251)	(424,316)	(10,839)	-	(9,121)	(13,240)
Death Benefits (note 4)	(14,743)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(26,268)	(14,283)	(15,671)	(7,668)	177	(99)	(25,091)	16,050
Deductions for surrender charges (note 2d)	-	(3)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(68,231)	(90,572)	(65,974)	(50,271)	(8,236)	(6,345)	(14,395)	(10,459)
Asset charges (note 3):
MSP contracts	(3,675)	(4,030)	-	-	(5)	-	-	-
SL contracts or LSFP contracts	-	-	-	-	(8)	(7)	(24)	(30)
Adjustments to maintain reserves	50	109	62	(36)	12	(12)	25	(10)

Net equity transactions	(458,660)	(25,124)	(179,588)	1,067,240	389	2,246	(1,728)	32,755

Net change in contract owners’ equity	(472,210)	104,356	(216,851)	1,146,507	41,841	16,669	61,553	71,021
Contract owners’ equity beginning of period	2,413,206	2,308,850	1,467,592	321,085	93,532	76,863	239,475	168,454

Contract owners’ equity end of period	$1,940,996	2,413,206	1,250,741	1,467,592	135,373	93,532	301,028	239,475

CHANGES IN UNITS:
Beginning units	196,950	198,617	133,615	31,881	6,023	5,866	14,023	11,967
Units purchased	5,988	37,188	12,322	146,735	1,270	618	3,302	3,722
Units redeemed	(43,713)	(38,855)	(29,195)	(45,001)	(845)	(461)	(3,492)	(1,666)

Ending units	159,225	196,950	116,742	133,615	6,448	6,023	13,833	14,023

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PVTVB		ACEG		AVBVI		AVMCCI
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$1,079	(606)	(28)	(51)	88	236	(3)	-
Realized gain (loss) on investments	69,398	(26,913)	190	(1,241)	4,198	280	223	-
Change in unrealized gain (loss) on investments	92,770	82,868	4,741	(284)	(700)	1,741	148	-
Reinvested capital gains	-	-	-	-	-	-	90	-

Net increase (decrease) in contract owners’ equity resulting from operations	163,247	55,349	4,903	(1,576)	3,586	2,257	458	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	16,433	26,064	569	540	618	4,236	56	-
Transfers between funds	4,920	(180,391)	8,688	13,566	(765)	(963)	1,271	-
Surrenders (note 6)	(31,711)	(54,364)	(290)	-	(11,522)	-	-	-
Death Benefits (note 4)	(2,916)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	7,390	2,479	8	54	-	11	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(20,564)	(23,164)	(1,020)	(698)	(1,409)	(667)	(549)	-
Asset charges (note 3):
MSP contracts	(185)	(176)	-	(29)	-	-	-	-
SL contracts or LSFP contracts	(7)	(50)	-	-	(54)	(49)	-	-
Adjustments to maintain reserves	(2)	10	8	(11)	-	(1)	(2)	-

Net equity transactions	(26,642)	(229,592)	7,963	13,422	(13,132)	2,567	776	-

Net change in contract owners’ equity	136,605	(174,243)	12,866	11,846	(9,546)	4,824	1,234	-
Contract owners’ equity beginning of period	375,999	550,242	11,846	-	15,860	11,036	-	-

Contract owners’ equity end of period	$512,604	375,999	24,712	11,846	6,314	15,860	1,234	-

CHANGES IN UNITS:
Beginning units	23,071	38,313	1,220	-	1,028	842	-	-
Units purchased	2,534	1,609	698	1,298	34	301	146	-
Units redeemed	(3,605)	(16,851)	(91)	(78)	(756)	(115)	(50)	-

Ending units	22,000	23,071	1,827	1,220	306	1,028	96	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RVARS		TRHS2		TRLT2		VWBF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(98)	-	(16,399)	(9,054)	1,241	2,720	26,928	31,650
Realized gain (loss) on investments	(579)	-	289,431	165,316	(1,971)	(981)	2,635	18,748
Change in unrealized gain (loss) on investments	-	-	853,317	142,521	280	1,155	(206,033)	13,222
Reinvested capital gains	-	-	179,068	40,703	-	267	307	28,256

Net increase (decrease) in contract owners’ equity resulting from operations	(677)	-	1,305,417	339,486	(450)	3,161	(176,163)	91,876

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	20	-	208,734	248,772	2,506	5,701	57,159	64,426
Transfers between funds	1,894	-	1,002,068	1,205,199	(94,252)	41,433	(5,875)	(99,592)
Surrenders (note 6)	-	-	(140,909)	(183,802)	(5,045)	-	(146,944)	(190,838)
Death Benefits (note 4)	-	-	(18,691)	(4,315)	-	-	(14,447)	(61,889)
Net policy repayments (loans) (note 5)	(697)	-	(63,095)	24,320	-	-	2,887	13,468
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(13)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(252)	-	(159,503)	(86,726)	(1,728)	(2,310)	(88,212)	(99,724)
Asset charges (note 3):
MSP contracts	-	-	(2,964)	(1,593)	-	-	(916)	(1,043)
SL contracts or LSFP contracts	-	-	-	-	(304)	(470)	(123)	(190)
Adjustments to maintain reserves	-	-	(185)	30	3	10	(40)	107

Net equity transactions	965	-	825,455	1,201,885	(98,820)	44,364	(196,524)	(375,275)

Net change in contract owners’ equity	288	-	2,130,872	1,541,371	(99,270)	47,525	(372,687)	(283,399)
Contract owners’ equity beginning of period	-	-	2,273,490	732,119	132,750	85,225	1,824,066	2,107,465

Contract owners’ equity end of period	$288	-	4,404,362	2,273,490	33,480	132,750	1,451,379	1,824,066

CHANGES IN UNITS:
Beginning units	-	-	149,737	62,889	10,329	6,793	69,088	83,766
Units purchased	139	-	66,510	97,249	195	3,754	4,830	3,739
Units redeemed	(110)	-	(22,621)	(10,401)	(7,916)	(218)	(12,695)	(18,417)

Ending units	29	-	193,626	149,737	2,608	10,329	61,223	69,088

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	VWEM		VWHA		WRASP		WRHIP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$69,154	(32,910)	10,506	945	21,389	17,880	38,365	(1,637)
Realized gain (loss) on investments	421,232	845,092	436,069	(439,386)	173,415	36,321	31,217	29,431
Change in unrealized gain (loss) on investments	203,931	754,002	123,772	(187,666)	422,205	382,841	12,031	17,766
Reinvested capital gains	-	-	155,183	827,476	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	694,317	1,566,184	725,530	201,369	617,009	437,042	81,613	45,560

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	136,751	271,656	341,414	684,543	103,635	113,971	78,455	3,577
Transfers between funds	(184,736)	(463,597)	(709,916)	(898,064)	(67,141)	206,222	198,842	761,536
Surrenders (note 6)	(343,293)	(466,364)	(387,359)	(1,344,310)	(377,357)	(156,553)	(27,362)	(22,386)
Death Benefits (note 4)	(10,734)	(36,564)	(112,542)	(36,163)	(475)	(10,217)	-	-
Net policy repayments (loans) (note 5)	(9,018)	45,087	7,134	62,231	(20,545)	7,621	(13,033)	13
Deductions for surrender charges (note 2d)	-	(144)	-	(25)	-	(3)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(279,821)	(289,416)	(324,379)	(397,656)	(93,766)	(91,242)	(39,424)	(12,180)
Asset charges (note 3):
MSP contracts	(2,156)	(2,553)	(4,099)	(4,965)	(1,664)	(2,207)	-	-
SL contracts or LSFP contracts	(2,543)	(2,604)	(803)	(1,050)	-	-	-	-
Adjustments to maintain reserves	6	136	1,549	575	19	38	(3)	4

Net equity transactions	(695,544)	(944,363)	(1,189,001)	(1,934,884)	(457,294)	67,630	197,475	730,564

Net change in contract owners’ equity	(1,227)	621,821	(463,471)	(1,733,515)	159,715	504,672	279,088	776,124
Contract owners’ equity beginning of period	6,488,332	5,866,511	8,093,159	9,826,674	2,870,801	2,366,129	776,124	-

Contract owners’ equity end of period	$6,487,105	6,488,332	7,629,688	8,093,159	3,030,516	2,870,801	1,055,212	776,124

CHANGES IN UNITS:
Beginning units	236,690	275,202	170,000	214,307	203,310	198,560	71,390	-
Units purchased	8,511	12,093	7,871	8,754	11,025	32,393	24,578	74,737
Units redeemed	(33,252)	(50,605)	(32,109)	(53,061)	(41,960)	(27,643)	(7,667)	(3,347)

Ending units	211,949	236,690	145,762	170,000	172,375	203,310	88,301	71,390

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	WRMCG		SVDF		SVOF		WFVSCG
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(1,622)	(308)	(6,806)	(5,000)	(6,779)	(8,960)	(2,539)	(2,302)
Realized gain (loss) on investments	37,783	4,626	117,806	64,150	167,730	20,554	18,477	30,686
Change in unrealized gain (loss) on investments	36,417	4,482	155,594	42,976	244,660	198,776	144,923	(12,785)
Reinvested capital gains	7,573	-	26,398	-	-	538	27,056	19,112

Net increase (decrease) in contract owners’ equity resulting from operations	80,151	8,800	292,992	102,126	405,611	210,908	187,917	34,711

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	40,508	525	3,487	20,630	6,902	2,182	14,033	35,908
Transfers between funds	80,156	211,615	81,126	(138,142)	(194,196)	(47,243)	150,842	(121,806)
Surrenders (note 6)	(7,569)	(48,347)	(45,640)	(28,777)	(138,626)	(18,805)	(65,319)	(42,318)
Death Benefits (note 4)	-	-	(32,371)	-	(122,252)	-	(1,454)	(29,887)
Net policy repayments (loans) (note 5)	91	(30)	(17,561)	10,320	23,439	8,424	(539)	(533)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(8,499)	(1,809)	(17,839)	(14,439)	(49,605)	(45,779)	(22,340)	(22,942)
Asset charges (note 3):
MSP contracts	-	-	-	-	-	-	(58)	(22)
SL contracts or LSFP contracts	-	-	(587)	(444)	(2,105)	(1,899)	-	-
Adjustments to maintain reserves	(3)	2	4	(2)	2,815	1,366	(13)	12

Net equity transactions	104,684	161,956	(29,381)	(150,854)	(473,628)	(101,754)	75,152	(181,588)

Net change in contract owners’ equity	184,835	170,756	263,611	(48,728)	(68,017)	109,154	263,069	(146,877)
Contract owners’ equity beginning of period	170,756	-	587,253	635,981	1,594,765	1,485,611	337,977	484,854

Contract owners’ equity end of period	$355,591	170,756	850,864	587,253	1,526,748	1,594,765	601,046	337,977

CHANGES IN UNITS:
Beginning units	16,870	-	23,267	29,996	80,184	85,290	20,028	30,813
Units purchased	11,987	21,828	4,244	685	888	1,099	9,269	1,254
Units redeemed	(1,678)	(4,958)	(4,105)	(7,414)	(26,306)	(6,205)	(5,495)	(12,039)

Ending units	27,179	16,870	23,406	23,267	54,766	80,184	23,802	20,028

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2013

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-2 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers Single Premium, Modified Single Premium, Flexible Premium and Last Survivor Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

(b) The Contracts

Prior to December 31, 1990, only contracts without a front-end sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

ALLIANCE BERNSTEIN FUNDS

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)

BLACKROCK FUNDS

Global Allocation V.I. Fund - Class II (MLVGA2)

DELAWARE GROUP

VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

INVESCO INVESTMENTS

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Initial Class (MIGIC)

Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)

Value Series - Initial Class (MVFIC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Emerging Markets Debt Portfolio - Class I (MSEM)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

Federated NVIT High Income Bond Fund - Class III (HIBF3)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT Emerging Markets Fund - Class III (GEM3)

NVIT International Equity Fund - Class I (GIG)

NVIT International Equity Fund - Class III (GIG3)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

American Century NVIT Growth Fund - Class I (CAF)

NVIT International Index Fund - Class VI (GVIX6)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2013

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class I (EIF)

NVIT Real Estate Fund - Class I (NVRE1)

Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)*

Loring Ward NVIT Moderate Fund - Class P (NVLMP)*

NVIT Small Cap Index Fund Class II (NVSIX2)

NVIT S&P 500 Index Fund Class I (GVEX1)

NORTHERN LIGHTS

TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)*

TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)*

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

VPS Growth and Income Portfolio - Class A (ALVGIA)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

American Century VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP International Fund - Class III (ACVI3)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)*

VP Vista(SM) Fund - Class I (ACVVS1)

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Opportunistic Small Cap Portfolio: Initial Shares (DSC)

Growth and Income Portfolio - Initial Shares (DGI)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Managed Tail Risk Fund II: Primary Shares (FVCA2P)

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Contrafund(R) Portfolio - Initial Class (FCP)*

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Growth Opportunities Portfolio - Initial Class (FGOP)*

VIP Growth Portfolio - Initial Class (FGP)

VIP High Income Portfolio - Initial Class R (FHIPR)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Service Class R (FOSR)

VIP Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU

Franklin Income Securities Fund - Class 2 (FTVIS2)

Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)

Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

Templeton Foreign Securities Fund - Class 1 (TIF)

Templeton Foreign Securities Fund - Class 3 (TIF3)

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Short Duration Bond Portfolio - I Class Shares (AMTB)

Balanced Portfolio - I Class Shares (AMBP)

Growth Portfolio - I Class Shares (AMTG)

Guardian Portfolio - I Class Shares (AMGP)

International Portfolio - S Class Shares (AMINS)

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Capital Income Fund/VA - Non-Service Shares (OVMS)

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

Core Bond Fund/VA - Non-Service Shares (OVB)

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2013

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

Global Strategic Income Fund/VA: Non-service Shares (OVSB)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio - Administrative Class (PMVAAA)

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

Putnam VT Growth and Income Fund - Class IB (PVGIB)

Putnam VT International Equity Fund - Class IB (PVTIGB)

Putnam VT Voyager Fund - Class IB (PVTVB)

PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST

VI American Franchise Fund - Series I Shares (ACEG)

VI Value Opportunities Fund - Series I Shares (AVBVI)

Invesco - Invesco VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)*

Equity Income Portfolio - II (TREI2)*

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

WELLS FARGO FUNDS

Advantage VT Discovery Fund (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*At December 31, 2013, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and assets charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2013 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2013

(2) Policy Charges

(a) Deductions from Premiums

For single premium and modified single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment and flexible premium contracts, the Company deducts a premium load charge that will not exceed 6%. The 6% is comprised of a charge for premium taxes that ranges from 2.50% to 3.50% of each premium payment and a charge for the sales load that ranges from 2.50% to 3.50% of each premium payment. For flexible premium contracts, the sales load is reduced to 0.50% on any portion of the annual premium paid in excess of the annual break point premium. On last survivor flexible premium contracts, the Company deducts a charge for state premium taxes equal to 3.50% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 5.00% of each premium payment during the first ten years and 1.50% of each premium payment ten years and 1.50% of each premium payment thereafter.

For policies issued in New York, the Company deducts a sales load from each premium payment received not to exceed 9.50% of each premium payment during the first ten years and 6.00% of each premium payment thereafter. The Company may at its sole discretion reduce this sales loading. For the periods ended December 31, 2013 and 2012, total front-end sales charge deductions were $1,607,903 and $1,752,778, respectively and were recognized as a reduction of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

For last survivor flexible premium contracts, the monthly cost of insurance is determined in a manner that reflects the anticipated mortality of the two insureds and the fact that the death benefit is not payable until the death of the second insured contract owner.

(c) Administrative Charges

An administrative charge is assessed against each contract to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units.

For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

Contracts issued prior to April 16, 1990:

Purchase payments totaling less than $25,000 – $10/month

Purchase payments totaling $25,000 or more – none

Contracts issued on or after April 16, 1990:

Purchase payments totaling less than $25,000 – $90/year ($65/year in New York)

Purchase payments totaling $25,000 or more – $50/year

For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5.00 (not to exceed $7.50 per month). For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year. For all subsequent years, a monthly administrative charge is deducted (currently $5.00 per month not to exceed $7.50). Additionally, the Company deducts an increase charge when the policy’s specified amount is increased. The charge is equal $2.04 per year per $1,000 of the specified amount increase.

For modified single premium contracts, the Company deducts a monthly administrative charge equal to an annualized rate of 0.30% multiplied by the policy’s cash value to cover administrative, premium tax and deferred acquisition costs. For policy years 11 and later, this monthly charge is reduced to an annualized rate of 0.15% of the policy’s cash value. The monthly charge is subject to a $10.00 minimum.

For last survivor flexible premium contracts, the Company deducts a monthly administrative charge equal to the sum of the per policy charge and the per $1,000.00 basic coverage charge. For policy years one through ten, the per policy charge is $10.00. Additionally, there is a $0.04 per $1,000.00 basic coverage charge (not less than $20.00 or more than $80.00 per policy per year). For policy years eleven and after, the per policy charge is $5.00. Additionally, there is a $0.02 per $1,000 basic coverage charge (not less than $10.00 or more than $40.00 per policy per year). For policies issued in New York, the per policy charge is guaranteed not to exceed $7.50 per month in all years and there is a $0.04 per $1,000.00 basic coverage charge in policy year one only.

(d) Surrender Charges

Policy surrenders result in a withdrawal of contract value from the Account and payment of the surrender proceeds to the policy owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

For single premium contracts, the charge is a percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8.00% in the first year and declines a specified amount each year. After the ninth year, the charge is 0.00%. For single premium contracts issued on or after April 16, 1990, the charge is 8.50% in the first year, and declines a specified amount each year. After the ninth year, the charge is 0.00%. However, if a policy’s specified amount increases, the amount of the increase will have a nine-year surrender charge period.

For multiple payment contracts, last survivor flexible premium contract and flexible premium contracts, the amount charged is based upon a specified percentage of the initial specified amount and varies by issue age, sex and rate class. The charge is reduced at certain time intervals, and declines a specified amount each year. After the eighth year for flexible premium contracts, after the ninth year for multiple payment contracts and after the tenth year for last survivor contracts, the charge is 0.00%. However, if a policy’s specified amount increases, the amount of the increase will have the same nine-year surrender charge period.

For modified single premium contracts, the amount charged is based on a percentage of the original premium payment. The charge is 10.00% of the initial premium payment and declines a specified amount each year to 0.00% after the end of the ninth year.

The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

The charges above are assessed against each contract by liquidating units.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For modified single premium contracts (MSP), the Company deducts a charge equal to an annualized rate of 0.90%. For flexible premium contracts, the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through nine. After the ninth year, the annualized rate is 0.80% on the first $25,000 of cash value and 0.50% on additional cash value. For last survivor flexible premium contracts (LSFP), the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through ten. In policy years eleven and after, the charge will continue to be deducted, but may be reduced for policies at specified asset levels. For LSFP issued in New York, the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through ten and 0.50% thereafter, regardless of cash value. This charge is assessed monthly by liquidating units.

For single premium contracts issued prior to April 16, 1990, the Company deducts a charge equal to an annualized rate of 0.95% during the first ten policy years, and 0.50% thereafter. For single premium contracts issued on or after April 16, 1990, the charge is equal to an annualized rate of 1.30% during the first ten policy years, and 1.00% thereafter. For multiple payment contracts, the Company deducts a charge equal to an annualized rate of 0.80%. For flexible premium and Variable Executive Life contracts, the charge is equal to an annualized rate of 0.80% during the first ten policy years, and 0.50% thereafter. This charge is assessed through a reduction in the unit value.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2013

The following table provides mortality and expense risk charges by contract type for those charges that are assessed through a reduction in the unit value for the period ended December 31, 2013:

	Total	ALVDAA	MLVGA2	DWVSVS	DSIF
Single Premium issue prior to April 16, 1990	$3,132	-	-	-	11
Single Premium issue after to April 16, 1990	433,154	-	-	-	21,359
Multiple Payment and Flexible Premium contracts	2,985,284	24	17,292	115	195,883
Variable Executive Life	12,031	-	-	-	700

Total	$3,433,601	24	17,292	115	217,953

	DSRG	GVGMNS	IVKMG1	JABS	JACAS
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	1,475	-	-	-	4,798
Multiple Payment and Flexible Premium contracts	37,132	50	913	6,541	15,351
Variable Executive Life	-	-	-	-	-

Total	38,607	50	913	6,541	20,149

	JAGTS	JAIGS	MIGIC	MNDIC	MVFIC
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	1,766	3,926	-	-	-
Multiple Payment and Flexible Premium contracts	5,454	21,200	991	1,096	8,805
Variable Executive Life	-	16	-	-	-

Total	7,220	25,142	991	1,096	8,805

	MSVFI	MSEM	MSVRE	NVAMV1	GVAAA2
Single Premium issue prior to April 16, 1990	-	10	-	-	-
Single Premium issue after to April 16, 1990	-	2,543	12,049	6,923	-
Multiple Payment and Flexible Premium contracts	1,314	5,430	4	30,960	8,195
Variable Executive Life	-	-	-	280	-

Total	1,314	7,983	12,053	38,163	8,195

	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiple Payment and Flexible Premium contracts	4,539	7,798	9,030	4,156	269
Variable Executive Life	-	-	19	-	-

Total	4,539	7,798	9,049	4,156	269

	HIBF3	GEM	GEM3	GIG	GIG3
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	4,232	-	242	-
Multiple Payment and Flexible Premium contracts	6,725	2,270	11,000	2,817	18,754
Variable Executive Life	-	-	39	-	86

Total	6,725	6,502	11,039	3,059	18,840

	NVNMO1	NVNSR1	NVCRA1	NVCRB1	NVCCA1
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	327	-	-	-	-
Multiple Payment and Flexible Premium contracts	71,661	556	1,619	1,910	3,180
Variable Executive Life	236	-	-	-	-

Total	72,224	556	1,619	1,910	3,180

	NVCCN1	NVCMD1	NVCMA1	NVCMC1	NVCBD1
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	1,112
Multiple Payment and Flexible Premium contracts	7,604	5,788	3,648	1,070	1,446
Variable Executive Life	-	-	-	-	-

Total	7,604	5,788	3,648	1,070	2,558

	NVLCP1	TRF	GBF	CAF	GVIX6
Single Premium issue prior to April 16, 1990	$-	158	214	-	-
Single Premium issue after to April 16, 1990	-	11,462	10,728	4,464	-
Multiple Payment and Flexible Premium contracts	804	276,435	30,302	72,206	1,861
Variable Executive Life	-	889	7	127	-

Total	$804	288,944	41,251	76,797	1,861

	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	139	-	-	920	3,296
Multiple Payment and Flexible Premium contracts	11,388	591	710	2,549	17,322
Variable Executive Life	-	-	-	-	-

Total	11,527	591	710	3,469	20,618

	GVDMA	GVDMC	MCIF	SAM	NVMIG3
Single Premium issue prior to April 16, 1990	-	-	-	29	-
Single Premium issue after to April 16, 1990	4,152	2,865	5,502	29,812	1,538
Multiple Payment and Flexible Premium contracts	23,647	14,581	24,855	82,916	22,074
Variable Executive Life	122	-	102	902	-

Total	27,921	17,446	30,459	113,659	23,612

	GVDIVI	GVDIV3	NVMLG1	NVMLV1	NVMMG1
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	1,024	238	800
Multiple Payment and Flexible Premium contracts	739	2,003	6,995	6,395	159,603
Variable Executive Life	-	-	-	-	319

Total	739	2,003	8,019	6,633	160,722

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	NVMMV2	SCGF	SCVF	SCF	MSBF
Single Premium issue prior to April 16, 1990	-	-	13	9	-
Single Premium issue after to April 16, 1990	607	7,013	3,701	3,986	4,788
Multiple Payment and Flexible Premium contracts	119,078	4,744	21,629	86,005	5,580
Variable Executive Life	-	19	52	1,198	-

Total	119,685	11,776	25,395	91,198	10,368

	NVSTB2	NVOLG1	NVTIV3	EIF	NVRE1
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	23,524	-	-	2,705
Multiple Payment and Flexible Premium contracts	2,078	224,998	556	2,919	42,730
Variable Executive Life	-	1,078	-	-	171

Total	2,078	249,600	556	2,919	45,606

	NVSIX2	GVEX1	NOTG3	ALVGIA	ALVSVA
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiple Payment and Flexible Premium contracts	91	1,290	10	2,721	5,017
Variable Executive Life	-	-	-	-	-

Total	91	1,290	10	2,721	5,017

	ACVB	ACVCA	ACVIG	ACVIP2	ACVI
Single Premium issue prior to April 16, 1990	-	171	-	-	-
Single Premium issue after to April 16, 1990	8,400	12,514	2,977	-	2,862
Multiple Payment and Flexible Premium contracts	19,803	203	7,513	7,562	122
Variable Executive Life	-	-	-	111	-

Total	28,203	12,888	10,490	7,673	2,984

	ACVI3	ACVMV1	ACVU1	DVSCS	DCAP
Single Premium issue prior to April 16, 1990	$-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	155	3,369	4,300
Multiple Payment and Flexible Premium contracts	0	9,334	-	7,728	20,133
Variable Executive Life	-	-	-	-	-

Total	$-	9,334	155	11,097	24,433

	DSC	DGI	FVCA2P	FQB	FEIP
Single Premium issue prior to April 16, 1990	-	-	-	-	545
Single Premium issue after to April 16, 1990	-	1,112	-	4,828	38,298
Multiple Payment and Flexible Premium contracts	2,566	6,022	622	5,587	196,641
Variable Executive Life	-	17	-	-	1,475

Total	2,566	7,151	622	10,415	236,959

	FHIP	FAMP	FNRS2	FF10S	FF20S
Single Premium issue prior to April 16, 1990	93	254	-	-	-
Single Premium issue after to April 16, 1990	12,151	20,942	-	-	-
Multiple Payment and Flexible Premium contracts	32,643	54,819	13,360	1,701	6,019
Variable Executive Life	240	45	38	-	-

Total	45,127	76,060	13,398	1,701	6,019

	FF30S	FGP	FHIPR	FIGBS	FMCS
Single Premium issue prior to April 16, 1990	-	885	-	-	-
Single Premium issue after to April 16, 1990	-	36,627	-	-	-
Multiple Payment and Flexible Premium contracts	6,613	270,633	20,284	18,815	39,057
Variable Executive Life	-	2,092	49	29	24

Total	6,613	310,237	20,333	18,844	39,081

	FOP	FOSR	FVSS	FTVIS2	FTVRDI
Single Premium issue prior to April 16, 1990	90	-	-	-	-
Single Premium issue after to April 16, 1990	10,427	-	1,949	-	-
Multiple Payment and Flexible Premium contracts	25,222	21,006	4,550	7,244	22,115
Variable Executive Life	24	47	-	-	-

Total	35,763	21,053	6,499	7,244	22,115

	FTVSVI	FTVDM3	TIF	TIF3	FTVGI3
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiple Payment and Flexible Premium contracts	18,283	5,664	941	6,115	12,387
Variable Executive Life	-	-	-	-	105

Total	18,283	5,664	941	6,115	12,492

	FTVFA2	AMTB	AMBP	AMTG	AMGP
Single Premium issue prior to April 16, 1990	-	49	-	425	-
Single Premium issue after to April 16, 1990	-	9,245	-	9,644	804
Multiple Payment and Flexible Premium contracts	476	7,037	238	156	-
Variable Executive Life	-	79	-	-	-

Total	476	16,410	238	10,225	804

	AMTP	AMFAS	AMSRS	OVMS	OVB
Single Premium issue prior to April 16, 1990	-	-	-	-	$-
Single Premium issue after to April 16, 1990	4,689	-	-	6,860	5,063
Multiple Payment and Flexible Premium contracts	18	681	3,207	27,703	22,037
Variable Executive Life	-	26	-	7	-

Total	4,707	707	3,207	34,570	$27,100

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	OVGS3	OVGS	OVGI	OVSC	OVAG
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	9,541	522	-	1,716
Multiple Payment and Flexible Premium contracts	43,644	63,412	4,378	6,777	4,568
Variable Executive Life	352	666	-	-	-

Total	43,996	73,619	4,900	6,777	6,284

	OVSB	PMVAAA	PMVFBA	PMVLDA	PMVTRA
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiple Payment and Flexible Premium contracts	803	3,025	2,762	8,993	7,241
Variable Executive Life	-	-	-	8	-

Total	803	3,025	2,762	9,001	7,241

	PVGIB	PVTIGB	PVTVB	ACEG	AVMCCI
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiple Payment and Flexible Premium contracts	840	1,362	2,286	82	12
Variable Executive Life	-	-	-	-	-

Total	840	1,362	2,286	82	12

	RVARS	TRHS2	VWBF	VWEM	VWHA
Single Premium issue prior to April 16, 1990	-	-	9	-	-
Single Premium issue after to April 16, 1990	-	-	5,858	5,902	12,071
Multiple Payment and Flexible Premium contracts	98	16,324	5,123	26,450	31,626
Variable Executive Life	-	75	53	23	84

Total	98	16,399	11,043	32,375	43,781

	WRASP	WRHIP	WRMCG	SVDF	SVOF
Single Premium issue prior to April 16, 1990	-	-	-	-	167
Single Premium issue after to April 16, 1990	-	-	-	6,874	9,438
Multiple Payment and Flexible Premium contracts	13,725	4,639	1,622	-	81
Variable Executive Life	-	-	-	-	-

Total	13,725	4,639	1,622	6,874	9,686

	WFVSCG
Single Premium issue prior to April 16, 1990	-
Single Premium issue after to April 16, 1990	-
Multiple Payment and Flexible Premium contracts	2,539
Variable Executive Life	-

Total	2,539

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow up to 90.00% (50% during first year of single and modified single premium contracts) of a policy’s cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.50% interest is due and payable annually in advance of the policy anniversary date. For single premium contracts issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium contracts, 6.00% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2013 and 2012, total transfers into the Account from the fixed account were $22,301,983 and $24,183,016, respectively, and total transfers from the Account to the fixed account were $ 22,275,279 and $24,051,007, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2013

•Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2013.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$677,275,375	$0	$0	$677,275,375

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2013 are as follows:

	Purchases of Investments	Sales of Investments
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)	$35	$50
Global Allocation V.I. Fund - Class II (MLVGA2)	952,803	1,019,064
VIP Small Cap Value Series: Service Class (DWVSVS)	59,932	6,646
Stock Index Fund, Inc. - Initial Shares (DSIF)	1,856,578	7,089,745
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	194,720	631,588
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	16,679	5,558
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	15,339	28,937
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	317,840	486,856
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	672,877	1,380,760
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	650,179	653,083
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	365,378	1,045,246
Investors Growth Stock Series - Initial Class (MIGIC)	43,627	61,197
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)	264,762	53,854
Value Series - Initial Class (MVFIC)	309,107	475,367
Core Plus Fixed Income Portfolio - Class I (MSVFI)	171,786	222,165
Emerging Markets Debt Portfolio - Class I (MSEM)	384,696	731,675
U.S. Real Estate Portfolio - Class I (MSVRE)	76,438	733,532
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	653,204	1,482,285
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	410,663	230,063
American Funds NVIT Bond Fund - Class II (GVABD2)	61,774	113,435
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	447,890	621,991
American Funds NVIT Growth Fund - Class II (GVAGR2)	337,016	487,748
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	106,575	118,245
Federated NVIT High Income Bond Fund - Class I (HIBF)	7,167	3,258
Federated NVIT High Income Bond Fund - Class III (HIBF3)	217,431	516,379
NVIT Emerging Markets Fund - Class I (GEM)	34,739	170,130
NVIT Emerging Markets Fund - Class III (GEM3)	245,868	424,726
NVIT International Equity Fund - Class I (GIG)	113,358	154,966
NVIT International Equity Fund - Class III (GIG3)	125,697	409,810
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	1,062,794	1,287,028
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	43,196	31,956
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	233,251	100,398
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	298,860	136,880
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	240,801	28,839
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	150,630	181,935
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	107,715	69,551
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	178,402	90,541
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	81,187	116,510
NVIT Core Bond Fund - Class I (NVCBD1)	391,148	263,294
NVIT Core Plus Bond Fund - Class I (NVLCP1)	57,804	95,974
NVIT Nationwide Fund - Class I (TRF)	654,690	4,928,875
NVIT Government Bond Fund - Class I (GBF)	477,415	2,528,762
American Century NVIT Growth Fund - Class I (CAF)	173,311	1,473,030
NVIT International Index Fund - Class VI (GVIX6)	101,452	233,070
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	183,464	136,817
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	8,346	4,803
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	39,315	10,059
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	151,403	298,463
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	644,102	1,020,414
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	216,011	815,701
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	379,183	290,132
NVIT Mid Cap Index Fund - Class I (MCIF)	1,225,766	1,375,305
NVIT Money Market Fund - Class I (SAM)	10,763,641	14,284,467
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	194,768	575,883
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	3,316	14,249
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	107,809	149,455
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	512,395	313,275
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	298,900	308,183
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	2,580,475	3,328,944
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	1,999,902	2,623,178
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	249,957	336,781
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	843,324	1,394,181
NVIT Multi-Manager Small Company Fund - Class I (SCF)	293,821	2,189,853
NVIT Multi-Sector Bond Fund - Class I (MSBF)	486,865	1,142,377
NVIT Short Term Bond Fund - Class II (NVSTB2)	388,568	331,880
NVIT Large Cap Growth Fund - Class I (NVOLG1)	521,010	7,088,557
Templeton NVIT International Value Fund - Class III (NVTIV3)	142,871	77,164
Invesco NVIT Comstock Value Fund - Class I (EIF)	249,270	167,723
NVIT Real Estate Fund - Class I (NVRE1)	1,096,539	1,591,164
NVIT Small Cap Index Fund Class II (NVSIX2)	55,320	6,811
NVIT S&P 500 Index Fund Class I (GVEX1)	1,412,903	497,534

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2013

TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)	2,288	61
VPS Growth and Income Portfolio - Class A (ALVGIA)	543,709	217,581
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	263,132	371,623
VP Balanced Fund - Class I (ACVB)	658,704	405,048
VP Capital Appreciation Fund - Class I (ACVCA)	75,836	117,881
VP Income & Growth Fund - Class I (ACVIG)	1,333,314	793,820
American Century VP Inflation Protection Fund - Class II (ACVIP2)	277,493	977,286
VP International Fund - Class I (ACVI)	23,611	114,586
VP International Fund - Class III (ACVI3)	25,789	65,300
VP Mid Cap Value Fund - Class I (ACVMV1)	770,265	577,140
VP Ultra(R) Fund - Class I (ACVU1)	187,146	94,148
VP Vista(SM) Fund - Class I (ACVVS1)	0	1,123
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	670,407	562,699
Appreciation Portfolio - Initial Shares (DCAP)	252,186	1,163,759
Opportunistic Small Cap Portfolio: Initial Shares (DSC)	424,669	422,162
Growth and Income Portfolio - Initial Shares (DGI)	56,596	157,317
Managed Tail Risk Fund II: Primary Shares (FVCA2P)	93,911	89,506
Quality Bond Fund II - Primary Shares (FQB)	304,627	728,687
Equity-Income Portfolio - Initial Class (FEIP)	4,533,704	5,755,013
High Income Portfolio - Initial Class (FHIP)	1,044,055	1,799,860
VIP Asset Manager Portfolio - Initial Class (FAMP)	612,683	1,737,097
VIP Energy Portfolio - Service Class 2 (FNRS2)	378,462	612,827
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	44,483	44,455
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	63,785	162,641
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	166,119	219,732
VIP Growth Portfolio - Initial Class (FGP)	505,362	5,506,119
VIP High Income Portfolio - Initial Class R (FHIPR)	525,583	524,416
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	318,090	869,835
VIP Mid Cap Portfolio - Service Class (FMCS)	1,440,093	1,136,276
VIP Overseas Portfolio - Initial Class (FOP)	120,553	775,221
VIP Overseas Portfolio - Service Class R (FOSR)	587,887	925,755
VIP Value Strategies Portfolio - Service Class (FVSS)	270,158	688,891
Franklin Income Securities Fund - Class 2 (FTVIS2)	792,351	348,997
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)	931,461	1,186,325
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)	470,327	638,679
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	164,306	308,623
Templeton Foreign Securities Fund - Class 1 (TIF)	4,667	7,937
Templeton Foreign Securities Fund - Class 3 (TIF3)	588,976	322,847
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	743,939	1,551,853
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	113,722	27,774
Short Duration Bond Portfolio - I Class Shares (AMTB)	859,471	1,027,040
Balanced Portfolio - I Class Shares (AMBP)	2,502	2,299
Growth Portfolio - I Class Shares (AMTG)	101,631	237,972
Guardian Portfolio - I Class Shares (AMGP)	80,289	83,418
International Portfolio - S Class Shares (AMINS)	15,136	22,480
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	12,698	324
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	70,505	296,484
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)	10,232	13,781
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	65,269	34,354
Socially Responsive Portfolio - I Class Shares (AMSRS)	283,441	119,329
Capital Income Fund/VA - Non-Service Shares (OVMS)	177,064	660,964
Core Bond Fund/VA - Non-Service Shares (OVB)	520,028	607,177
Global Securities Fund/VA - Class 3 (OVGS3)	718,490	837,427
Global Securities Fund/VA - Non-Service Shares (OVGS)	231,164	1,843,574
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	186,043	298,197
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	676,898	396,617
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	42,013	183,085
Global Strategic Income Fund/VA: Non-service Shares (OVSB)	105,746	82,480
All Asset Portfolio - Administrative Class (PMVAAA)	137,342	357,926
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	102,255	122,603
Low Duration Portfolio - Administrative Class (PMVLDA)	162,819	599,098
Total Return Portfolio - Administrative Class (PMVTRA)	718,553	863,591
Putnam VT Growth and Income Fund - Class IB (PVGIB)	108,647	105,976
Putnam VT International Equity Fund - Class IB (PVTIGB)	152,662	152,206
Putnam VT Voyager Fund - Class IB (PVTVB)	320,104	345,661
VI American Franchise Fund - Series I Shares (ACEG)	10,469	2,546
VI Value Opportunities Fund - Series I Shares (AVBVI)	892	13,936
Invesco - Invesco VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)	4,815	3,949
Variable Fund - Multi-Hedge Strategies (RVARS)	77,511	76,643
Health Sciences Portfolio - II (TRHS2)	2,046,974	1,058,862
Limited-Term Bond Portfolio - II (TRLT2)	21,286	118,869
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)	125,134	294,381
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	552,096	1,178,455
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	606,443	1,631,093
Variable Insurance Portfolios - Asset Strategy (WRASP)	339,544	775,442
Variable Insurance Portfolios - High Income (WRHIP)	870,426	634,579
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	402,812	292,172
Advantage VT Discovery Fund (SVDF)	353,351	363,130
Advantage VT Opportunity Fund - Class 2 (SVOF)	59,277	542,293
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	210,115	110,428

	$70,342,654	$119,700,096

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2013, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2013. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2013	0.50%	441	$11.420733	$5,037	0.37%	11.75%
2012	0.50%	443	10.220316	4,528	0.14%	2.20%	5/1/2012
Global Allocation V.I. Fund - Class II (MLVGA2)
2013	0.00%	23,846	16.276845	388,138	1.06%	14.55%
2013	0.50%	178,617	15.901450	2,840,269	1.06%	13.98%
2013	0.80%	27,516	15.680379	431,461	1.06%	13.64%
2012	0.00%	24,810	14.209224	352,531	1.49%	10.14%
2012	0.50%	187,347	13.951062	2,613,690	1.49%	9.59%
2012	0.80%	32,501	13.798429	448,463	1.49%	9.26%
2011	0.00%	16,561	12.900807	213,650	2.10%	-3.63%
2011	0.50%	195,667	12.730054	2,490,851	2.10%	-4.11%
2011	0.80%	32,253	12.628697	407,313	2.10%	-4.39%
2010	0.00%	18,901	13.386468	253,018	1.39%	9.88%
2010	0.50%	186,041	13.275367	2,469,763	1.39%	9.33%
2010	0.80%	27,324	13.209155	360,927	1.39%	9.01%
2009	0.00%	11,131	12.182592	135,604	2.53%	21.83%	5/1/2009
2009	0.50%	65,483	12.142000	795,095	2.53%	21.42%	5/1/2009
2009	0.80%	9,208	12.117715	111,580	2.53%	21.18%	5/1/2009
VIP Small Cap Value Series: Service Class (DWVSVS)
2013	0.50%	4,856	12.300808	59,733	0.00%	23.01%	5/1/2013
2013	0.80%	3	12.276201	37	0.00%	22.76%	5/1/2013
Stock Index Fund, Inc. - Initial Shares (DSIF)
2013	0.00%	211,211	37.394784	7,898,190	1.83%	32.03%
2013	0.50%	592,197	49.676048	29,418,007	1.83%	31.37%
2013	0.80%	147,183	47.692575	7,019,536	1.83%	30.98%
2013	1.00%	140,164	14.119622	1,979,063	1.83%	30.71%
2013	1.30%	15	43.100987	647	1.83%	30.32%
2012	0.00%	232,518	28.323595	6,585,746	2.02%	15.74%
2012	0.50%	675,418	37.814121	25,540,338	2.02%	15.16%
2012	0.80%	177,439	36.413259	6,461,132	2.02%	14.81%
2012	1.00%	183,017	10.801888	1,976,929	2.02%	14.58%
2012	1.30%	1	33.072407	33	2.02%	14.24%
2011	0.00%	242,229	24.472264	5,927,892	1.81%	1.88%
2011	0.50%	801,833	32.836419	26,329,324	1.81%	1.37%
2011	0.80%	201,415	31.715171	6,387,911	1.81%	1.07%
2011	1.00%	192,956	9.427090	1,819,014	1.81%	0.87%
2011	1.30%	1	28.950048	29	1.81%	0.56%
2010	0.00%	283,297	24.021269	6,805,153	1.83%	14.84%
2010	0.50%	880,255	32.392494	28,513,655	1.83%	14.27%
2010	0.80%	231,031	31.380193	7,249,797	1.83%	13.92%
2010	1.00%	227,384	9.346157	2,125,167	1.83%	13.70%
2010	1.30%	1	28.787558	29	1.83%	13.36%
2009	0.00%	340,061	20.917605	7,113,262	2.10%	26.33%
2009	0.50%	917,137	28.348457	25,999,419	2.10%	25.70%
2009	0.80%	259,068	27.544961	7,136,018	2.10%	25.33%
2009	1.00%	262,346	8.220290	2,156,560	2.10%	25.08%
2009	1.30%	1	25.395713	25	2.10%	24.70%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2013	0.00%	17,865	$29.509325	$527,184	1.24%	34.34%
2013	0.50%	97,257	41.561726	4,042,169	1.24%	33.67%
2013	0.80%	62,939	39.901274	2,511,346	1.24%	33.27%
2013	1.00%	15,129	10.499772	158,851	1.24%	33.01%
2012	0.00%	19,449	21.965624	427,209	0.80%	11.97%
2012	0.50%	99,652	31.091907	3,098,371	0.80%	11.42%
2012	0.80%	72,243	29.939352	2,162,909	0.80%	11.08%
2012	1.00%	17,745	7.894104	140,081	0.80%	10.86%
2011	0.00%	21,010	19.616581	412,144	0.89%	0.90%
2011	0.50%	108,447	27.906384	3,026,364	0.89%	0.40%
2011	0.80%	82,025	26.952830	2,210,806	0.89%	0.10%
2011	1.00%	25,610	7.120901	182,366	0.89%	-0.10%
2010	0.00%	22,495	19.441383	437,334	0.87%	14.82%
2010	0.50%	113,089	27.795479	3,143,363	0.87%	14.24%
2010	0.80%	92,318	26.926201	2,485,773	0.87%	13.90%
2010	1.00%	17,088	7.128076	121,805	0.87%	13.67%
2009	0.00%	25,239	16.932768	427,366	0.97%	33.76%
2009	0.50%	124,121	24.330103	3,019,877	0.97%	33.09%
2009	0.80%	100,952	23.639940	2,386,499	0.97%	32.69%
2009	1.00%	17,511	6.270634	109,805	0.97%	32.42%
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2013	0.50%	527	11.614308	6,121	0.08%	13.00%
2013	0.80%	959	11.556408	11,083	0.08%	12.66%
2012	0.50%	532	10.278168	5,468	0.00%	2.78%	5/1/2012
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2013	0.00%	2,463	13.465170	33,165	0.41%	37.01%
2013	0.50%	10,788	13.352737	144,049	0.41%	36.33%
2013	0.80%	2,919	13.285742	38,781	0.41%	35.92%
2012	0.00%	2,945	9.827596	28,942	0.00%	-1.72%	4/27/2012
2012	0.50%	10,719	9.794347	104,986	0.00%	-2.06%	4/27/2012
2012	0.80%	3,722	9.774456	36,381	0.00%	-2.26%	4/27/2012
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2013	0.00%	6,681	24.571761	164,164	2.03%	19.80%
2013	0.50%	53,592	23.295722	1,248,464	2.03%	19.20%
2013	0.80%	4,254	22.562091	95,979	2.03%	18.85%
2012	0.00%	6,544	20.510267	134,219	2.45%	13.37%
2012	0.50%	66,020	19.542573	1,290,201	2.45%	12.81%
2012	0.80%	4,774	18.983974	90,629	2.45%	12.47%
2011	0.00%	3,796	18.090668	68,672	2.42%	1.35%
2011	0.50%	84,060	17.323728	1,456,233	2.42%	0.85%
2011	0.80%	5,460	16.879234	92,161	2.42%	0.55%
2010	0.00%	4,409	17.848881	78,696	2.53%	8.12%
2010	0.50%	63,353	17.177664	1,088,257	2.53%	7.58%
2010	0.80%	4,368	16.787086	73,326	2.53%	7.26%
2009	0.00%	4,468	16.508530	73,760	2.97%	25.58%
2009	0.50%	59,924	15.967283	956,823	2.97%	24.96%
2009	0.80%	4,174	15.651080	65,328	2.97%	24.58%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2013	0.00%	36,834	$16.209830	$597,073	0.57%	30.89%
2013	0.50%	173,739	15.138919	2,630,221	0.57%	30.23%
2013	0.80%	35,260	14.530669	512,351	0.57%	29.84%
2013	1.00%	23,989	14.764693	354,190	0.57%	29.58%
2012	0.00%	43,000	12.384741	532,544	0.58%	23.86%
2012	0.50%	188,843	11.624473	2,195,200	0.58%	23.24%
2012	0.80%	45,537	11.190935	509,602	0.58%	22.87%
2012	1.00%	49,672	11.393919	565,959	0.58%	22.62%
2011	0.00%	61,290	9.999175	612,849	0.23%	-6.94%
2011	0.50%	204,085	9.432470	1,925,026	0.23%	-7.40%
2011	0.80%	51,667	9.108015	470,584	0.23%	-7.68%
2011	1.00%	37,117	9.291820	344,884	0.23%	-7.87%
2010	0.00%	64,750	10.745026	695,740	0.22%	6.48%
2010	0.50%	295,574	10.186784	3,010,948	0.22%	5.95%
2010	0.80%	60,260	9.865878	594,518	0.22%	5.63%
2010	1.00%	54,095	10.085087	545,553	0.22%	5.42%
2009	0.00%	75,049	10.091229	757,337	0.01%	46.01%
2009	0.50%	369,606	9.614858	3,553,709	0.01%	45.29%
2009	0.80%	66,045	9.339933	616,856	0.01%	44.85%
2009	1.00%	57,975	9.566552	554,621	0.01%	44.56%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2013	0.00%	43,908	8.720680	382,908	0.00%	35.39%
2013	0.50%	151,983	8.144356	1,237,804	0.00%	34.72%
2013	0.80%	16,143	7.817003	126,190	0.00%	34.31%
2013	1.00%	27,256	7.973959	217,338	0.00%	34.04%
2013	1.30%	11	7.300366	80	0.00%	33.64%
2012	0.00%	44,277	6.441181	285,196	0.00%	19.15%
2012	0.50%	155,921	6.045616	942,638	0.00%	18.55%
2012	0.80%	19,980	5.820037	116,284	0.00%	18.20%
2012	1.00%	24,515	5.948768	145,834	0.00%	17.96%
2012	1.30%	11	5.462609	60	0.00%	17.61%
2011	0.00%	59,113	5.405987	319,564	0.00%	-8.66%
2011	0.50%	83,027	5.099493	423,396	0.00%	-9.11%
2011	0.80%	13,985	4.923995	68,862	0.00%	-9.38%
2011	1.00%	16,819	5.043000	84,818	0.00%	-9.56%
2010	0.00%	64,558	5.918354	382,077	0.00%	24.40%
2010	0.50%	100,059	5.610750	561,406	0.00%	23.78%
2010	0.80%	17,459	5.433907	94,871	0.00%	23.41%
2010	1.00%	22,621	5.576370	126,143	0.00%	23.16%
2009	0.00%	72,366	4.757691	344,295	0.00%	56.90%
2009	0.50%	214,031	4.532982	970,199	0.00%	56.11%
2009	0.80%	27,209	4.403280	119,809	0.00%	55.65%
2009	1.00%	41,272	4.527754	186,869	0.00%	55.34%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2013	0.00%	26,990	$16.731743	$451,590	3.03%	14.28%
2013	0.50%	206,980	15.626200	3,234,311	3.03%	13.71%
2013	0.80%	42,158	14.998307	632,299	3.03%	13.37%
2013	1.00%	25,422	16.050014	408,023	3.03%	13.14%
2012	0.00%	29,255	14.640868	428,319	0.85%	13.18%
2012	0.50%	248,458	13.741998	3,414,309	0.85%	12.62%
2012	0.80%	52,919	13.229420	700,088	0.85%	12.28%
2012	1.00%	27,845	14.185418	394,993	0.85%	12.05%
2011	0.00%	40,409	12.935745	522,721	0.40%	-32.34%
2011	0.50%	60,202	12.202589	734,620	0.40%	-32.67%
2011	0.80%	12,846	11.782833	151,362	0.40%	-32.88%
2011	1.00%	60,882	12.659656	770,745	0.40%	-33.01%
2010	0.00%	50,895	19.117945	973,008	0.55%	25.02%
2010	0.50%	68,702	18.124805	1,245,210	0.55%	24.39%
2010	0.80%	17,122	17.553917	300,558	0.55%	24.02%
2010	1.00%	102,765	18.897953	1,942,048	0.55%	23.77%
2009	0.00%	45,724	15.292392	699,229	2.82%	79.07%
2009	0.50%	85,296	14.570522	1,242,807	2.82%	78.18%
2009	0.80%	21,214	14.153914	300,261	2.82%	77.65%
2009	1.00%	100,674	15.268085	1,537,099	2.82%	77.29%
Investors Growth Stock Series - Initial Class (MIGIC)
2013	0.00%	622	24.074646	14,974	0.67%	30.29%
2013	0.50%	7,834	22.824329	178,806	0.67%	29.64%
2013	0.80%	1,011	22.105451	22,349	0.67%	29.25%
2012	0.00%	911	18.477561	16,833	0.46%	16.97%
2012	0.50%	8,376	17.605660	147,465	0.46%	16.39%
2012	0.80%	1,369	17.102335	23,413	0.46%	16.04%
2011	0.00%	884	15.796502	13,964	0.55%	0.58%
2011	0.50%	8,677	15.126718	131,255	0.55%	0.08%
2011	0.80%	1,613	14.738500	23,773	0.55%	-0.22%
2010	0.00%	897	15.705759	14,088	0.50%	12.47%
2010	0.50%	8,710	15.115038	131,652	0.50%	11.91%
2010	0.80%	1,611	14.771276	23,797	0.50%	11.58%
2009	0.00%	844	13.963862	11,785	0.67%	39.55%
2009	0.50%	15,623	13.505951	211,003	0.67%	38.86%
2009	0.80%	2,002	13.238396	26,503	0.67%	38.44%
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
2013	0.50%	19,043	14.505988	276,238	0.00%	40.81%
2013	0.80%	2,531	14.433683	36,532	0.00%	40.39%
2012	0.50%	3,032	10.301526	31,234	0.00%	3.02%	5/1/2012
2012	0.80%	621	10.280941	6,384	0.00%	2.81%	5/1/2012
Value Series - Initial Class (MVFIC)
2013	0.00%	9,427	28.794051	271,442	1.22%	35.89%
2013	0.50%	54,778	27.298649	1,495,365	1.22%	35.21%
2013	0.80%	6,880	26.438908	181,900	1.22%	34.80%
2012	0.00%	7,952	21.189802	168,501	1.75%	16.26%
2012	0.50%	62,380	20.189915	1,259,447	1.75%	15.68%
2012	0.80%	7,555	19.612765	148,174	1.75%	15.33%
2011	0.00%	10,143	18.226114	184,867	1.48%	-0.30%
2011	0.50%	92,819	17.453308	1,619,999	1.48%	-0.80%
2011	0.80%	7,870	17.005440	133,833	1.48%	-1.10%
2010	0.00%	10,028	18.281385	183,326	1.49%	11.53%
2010	0.50%	94,055	17.593817	1,654,786	1.49%	10.98%
2010	0.80%	8,354	17.193742	143,637	1.49%	10.65%
2009	0.00%	9,300	16.390924	152,436	1.34%	22.71%
2009	0.50%	85,805	15.853449	1,360,305	1.34%	22.10%
2009	0.80%	8,888	15.539458	138,115	1.34%	21.74%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2013	0.00%	7,055	$14.803414	$104,438	3.97%	-0.32%
2013	0.50%	10,340	14.034591	145,118	3.97%	-0.81%
2013	0.80%	1,272	13.592553	17,290	3.97%	-1.11%
2012	0.00%	5,129	14.850467	76,168	5.75%	9.44%
2012	0.50%	16,286	14.149776	230,443	5.75%	8.89%
2012	0.80%	1,741	13.745300	23,931	5.75%	8.57%
2011	0.00%	5,195	13.569488	70,493	3.62%	5.65%
2011	0.50%	10,523	12.994186	136,738	3.62%	5.12%
2011	0.80%	2,121	12.660760	26,853	3.62%	4.81%
2010	0.00%	1,267	12.844145	16,274	6.62%	7.14%
2010	0.50%	11,622	12.361057	143,660	6.62%	6.61%
2010	0.80%	2,208	12.079951	26,673	6.62%	6.29%
2009	0.00%	1,129	11.987667	13,534	4.15%	9.64%
2009	0.50%	14,932	11.594606	173,131	4.15%	9.10%
2009	0.80%	2,681	11.364963	30,469	4.15%	8.77%
Emerging Markets Debt Portfolio - Class I (MSEM)
2013	0.00%	5,572	31.976955	178,176	3.76%	-8.75%
2013	0.50%	24,973	29.362442	733,268	3.76%	-9.20%
2013	0.80%	4,398	28.030943	123,280	3.76%	-9.48%
2013	1.00%	7,602	27.770198	211,109	3.76%	-9.66%
2012	0.00%	5,484	35.042942	192,175	2.88%	17.96%
2012	0.50%	33,503	32.339111	1,083,457	2.88%	17.37%
2012	0.80%	6,099	30.965468	188,858	2.88%	17.02%
2012	1.00%	11,005	30.738881	338,281	2.88%	16.78%
2011	0.00%	6,472	29.707233	192,265	3.16%	7.03%
2011	0.50%	34,581	27.552804	952,804	3.16%	6.50%
2011	0.80%	6,431	26.461901	170,176	3.16%	6.18%
2011	1.00%	9,433	26.320970	248,286	3.16%	5.97%
2010	0.00%	14,151	27.755292	392,765	3.44%	9.74%
2010	0.50%	49,756	25.871094	1,287,242	3.44%	9.20%
2010	0.80%	7,575	24.921222	188,778	3.44%	8.87%
2010	1.00%	10,356	24.837987	257,222	3.44%	8.65%
2009	0.00%	12,742	25.290832	322,256	8.37%	30.21%
2009	0.50%	47,197	23.692027	1,118,193	8.37%	29.56%
2009	0.80%	7,957	22.890693	182,141	8.37%	29.17%
2009	1.00%	10,375	22.859877	237,171	8.37%	28.91%
U.S. Real Estate Portfolio - Class I (MSVRE)
2013	0.00%	6,565	64.537567	423,689	1.21%	2.05%
2013	0.80%	7	61.979946	434	1.21%	1.24%
2013	1.00%	25,827	31.920385	824,408	1.21%	1.04%
2012	0.00%	7,751	63.238652	490,163	0.84%	15.84%
2012	0.80%	7	61.220395	429	0.84%	14.91%
2012	1.00%	43,683	31.592343	1,380,048	0.84%	14.68%
2011	0.00%	9,460	54.593503	516,455	0.97%	5.92%
2011	0.80%	7	53.276522	373	0.97%	5.08%
2011	1.00%	46,749	27.548115	1,287,847	0.97%	4.87%
2010	0.00%	12,054	51.542559	621,294	2.16%	29.96%
2010	0.80%	7	50.702174	355	2.16%	28.93%
2010	1.00%	32,923	26.269333	864,865	2.16%	28.67%
2009	0.00%	15,029	39.660220	596,053	5.11%	28.36%
2009	0.80%	7	39.326304	275	5.11%	27.33%
2009	1.00%	36,695	20.416080	749,168	5.11%	27.08%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2013	0.00%	54,402	$21.699995	$1,180,415	1.83%	31.90%
2013	0.50%	242,960	21.199628	5,150,662	1.83%	31.24%
2013	0.80%	42,091	20.904981	879,912	1.83%	30.85%
2013	1.00%	32,590	20.710842	674,966	1.83%	30.59%
2012	0.00%	64,944	16.452105	1,068,466	0.95%	14.66%
2012	0.50%	264,220	16.153244	4,268,010	0.95%	14.09%
2012	0.80%	52,739	15.976557	842,588	0.95%	13.75%
2012	1.00%	46,918	15.859841	744,112	0.95%	13.52%
2011	0.00%	75,881	14.348277	1,088,762	1.63%	0.65%
2011	0.50%	321,145	14.158408	4,546,902	1.63%	0.15%
2011	0.80%	64,614	14.045709	907,549	1.63%	-0.15%
2011	1.00%	52,825	13.971078	738,022	1.63%	-0.35%
2010	0.00%	96,307	14.256071	1,372,959	1.92%	13.46%
2010	0.50%	370,983	14.137798	5,244,883	1.92%	12.90%
2010	0.80%	73,607	14.067316	1,035,453	1.92%	12.56%
2010	1.00%	50,951	14.020534	714,360	1.92%	12.34%
2009	0.00%	929	12.564442	11,672	0.89%	25.64%	5/1/2009
2009	0.50%	552	12.522611	6,912	0.89%	25.23%	5/1/2009
2009	0.80%	4	12.497580	50	0.89%	24.98%	5/1/2009
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2013	0.00%	12,346	15.663250	193,378	1.34%	23.28%
2013	0.50%	94,608	15.074035	1,426,124	1.34%	22.67%
2013	0.80%	17,406	14.731250	256,412	1.34%	22.30%
2012	0.00%	5,562	12.704984	70,665	1.43%	15.72%
2012	0.50%	85,379	12.288311	1,049,164	1.43%	15.14%
2012	0.80%	21,712	12.044923	261,519	1.43%	14.79%
2011	0.00%	5,660	10.979437	62,144	1.43%	0.93%
2011	0.50%	70,814	10.672693	755,776	1.43%	0.43%
2011	0.80%	15,136	10.492803	158,819	1.43%	0.13%
2010	0.00%	6,984	10.878393	75,975	1.51%	12.02%
2010	0.50%	84,386	10.627363	896,801	1.51%	11.46%
2010	0.80%	14,478	10.479549	151,723	1.51%	11.13%
2009	0.00%	6,425	9.711378	62,396	0.08%	23.41%
2009	0.50%	92,676	9.534796	883,647	0.08%	22.80%
2009	0.80%	14,397	9.430409	135,770	0.08%	22.43%
American Funds NVIT Bond Fund - Class II (GVABD2)
2013	0.00%	424	12.571090	5,330	1.73%	-2.57%
2013	0.50%	66,168	12.098332	800,522	1.73%	-3.06%
2013	0.80%	4,585	11.823220	54,209	1.73%	-3.35%
2012	0.00%	3,749	12.903197	48,374	1.92%	4.97%
2012	0.50%	67,226	12.480192	838,993	1.92%	4.44%
2012	0.80%	5,234	12.233039	64,028	1.92%	4.13%
2011	0.00%	5,942	12.292646	73,043	2.31%	5.72%
2011	0.50%	89,002	11.949408	1,063,521	2.31%	5.20%
2011	0.80%	6,129	11.748041	72,004	2.31%	4.88%
2010	0.00%	6,068	11.627184	70,554	2.07%	5.99%
2010	0.50%	96,320	11.359007	1,094,100	2.07%	5.46%
2010	0.80%	8,644	11.201040	96,822	2.07%	5.15%
2009	0.00%	7,087	10.970085	77,745	0.35%	12.15%
2009	0.50%	122,112	10.770767	1,315,240	0.35%	11.59%
2009	0.80%	9,442	10.652882	100,585	0.35%	11.26%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2013	0.00%	6,010	$17.080144	$102,652	0.38%	28.64%
2013	0.50%	82,382	16.437630	1,354,165	0.38%	28.00%
2013	0.80%	13,274	16.063746	213,230	0.38%	27.62%
2012	0.00%	5,401	13.277399	71,711	0.80%	22.09%
2012	0.50%	93,461	12.841941	1,200,221	0.80%	21.48%
2012	0.80%	15,246	12.587521	191,909	0.80%	21.11%
2011	0.00%	6,655	10.875437	72,376	0.95%	-9.31%
2011	0.50%	137,757	10.571579	1,456,309	0.95%	-9.76%
2011	0.80%	13,570	10.393328	141,037	0.95%	-10.03%
2010	0.00%	7,375	11.991721	88,439	0.85%	11.30%
2010	0.50%	140,805	11.715019	1,649,533	0.85%	10.75%
2010	0.80%	18,883	11.552053	218,137	0.85%	10.41%
2009	0.00%	6,075	10.774250	65,454	0.00%	41.60%
2009	0.50%	118,760	10.578350	1,256,285	0.00%	40.90%
2009	0.80%	24,294	10.462500	254,176	0.00%	40.47%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2013	0.00%	7,647	15.391784	117,701	0.33%	29.61%
2013	0.50%	108,301	14.812689	1,604,229	0.33%	28.96%
2013	0.80%	15,200	14.475737	220,031	0.33%	28.58%
2012	0.00%	7,791	11.875465	92,522	0.22%	17.40%
2012	0.50%	117,743	11.485910	1,352,386	0.22%	16.81%
2012	0.80%	16,640	11.258336	187,339	0.22%	16.46%
2011	0.00%	9,503	10.115272	96,125	0.27%	-4.69%
2011	0.50%	154,823	9.832585	1,522,310	0.27%	-5.16%
2011	0.80%	18,599	9.666797	179,793	0.27%	-5.45%
2010	0.00%	6,030	10.612804	63,995	0.15%	18.19%
2010	0.50%	187,568	10.367833	1,944,674	0.15%	17.60%
2010	0.80%	25,085	10.223579	256,458	0.15%	17.25%
2009	0.00%	5,838	8.979238	52,421	0.00%	38.78%
2009	0.50%	166,832	8.815893	1,470,773	0.00%	38.09%
2009	0.80%	25,748	8.719320	224,505	0.00%	37.68%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2013	0.00%	2,514	13.522509	33,996	1.03%	32.97%
2013	0.50%	67,370	13.079019	881,134	1.03%	32.31%
2013	0.80%	4,359	12.819916	55,882	1.03%	31.91%
2012	0.00%	2,914	10.169772	29,635	0.95%	17.06%
2012	0.50%	69,302	9.885503	685,085	0.95%	16.48%
2012	0.80%	3,797	9.718758	36,902	0.95%	16.13%
2011	0.00%	2,657	8.687464	23,083	0.99%	-2.24%
2011	0.50%	115,306	8.487048	978,608	0.99%	-2.72%
2011	0.80%	3,715	8.369014	31,091	0.99%	-3.01%
2010	0.00%	2,714	8.886120	24,117	0.91%	10.97%
2010	0.50%	114,596	8.724545	999,798	0.91%	10.42%
2010	0.80%	4,706	8.629010	40,608	0.91%	10.09%
2009	0.00%	2,815	8.007342	22,541	0.00%	30.69%
2009	0.50%	99,198	7.901119	783,775	0.00%	30.04%
2009	0.80%	3,815	7.838054	29,902	0.00%	29.65%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Federated NVIT High Income Bond Fund - Class I (HIBF)
2013	0.00%	2,808	$21.657285	$60,814	6.61%	7.07%
2013	0.50%	2,043	20.532668	41,948	6.61%	6.54%
2013	0.80%	384	19.886039	7,636	6.61%	6.22%
2012	0.00%	2,854	20.226839	57,727	6.54%	14.56%
2012	0.50%	2,123	19.272608	40,916	6.54%	13.98%
2012	0.80%	407	18.721734	7,620	6.54%	13.64%
2011	0.00%	4,766	17.656619	84,151	8.19%	3.82%
2011	0.50%	2,410	16.908181	40,749	8.19%	3.30%
2011	0.80%	570	16.474351	9,390	8.19%	2.99%
2010	0.00%	5,015	17.007403	85,292	8.44%	13.15%
2010	0.50%	3,245	16.367890	53,114	8.44%	12.59%
2010	0.80%	782	15.995730	12,509	8.44%	12.25%
2009	0.00%	5,085	15.030278	76,429	9.75%	46.00%
2009	0.50%	3,955	14.537578	57,496	9.75%	45.27%
2009	0.80%	1,534	14.249701	21,859	9.75%	44.84%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2013	0.00%	15,332	18.202636	279,083	6.11%	6.94%
2013	0.50%	60,057	17.431017	1,046,855	6.11%	6.40%
2013	0.80%	6,318	16.983857	107,304	6.11%	6.09%
2012	0.00%	14,697	17.021800	250,169	7.64%	14.71%
2012	0.50%	83,641	16.381922	1,370,200	7.64%	14.13%
2012	0.80%	6,493	16.009620	103,950	7.64%	13.79%
2011	0.00%	11,678	14.839228	173,293	8.22%	3.81%
2011	0.50%	116,173	14.353153	1,667,449	8.22%	3.29%
2011	0.80%	6,081	14.069186	85,555	8.22%	2.98%
2010	0.00%	13,586	14.295077	194,213	7.86%	13.16%
2010	0.50%	116,167	13.895948	1,614,251	7.86%	12.60%
2010	0.80%	5,805	13.661828	79,307	7.86%	12.26%
2009	0.00%	13,384	12.632602	169,075	11.37%	46.08%
2009	0.50%	250,028	12.341429	3,085,703	11.37%	45.35%
2009	0.80%	8,303	12.169932	101,047	11.37%	44.92%
NVIT Emerging Markets Fund - Class I (GEM)
2013	0.00%	754	27.100074	20,433	1.13%	0.75%
2013	0.50%	14,668	25.362948	372,024	1.13%	0.24%
2013	0.80%	1,886	24.374582	45,970	1.13%	-0.06%
2013	1.00%	17,361	23.382534	405,944	1.13%	-0.26%
2012	0.00%	869	26.899413	23,376	0.49%	17.22%
2012	0.50%	16,753	25.301371	423,874	0.49%	16.63%
2012	0.80%	2,308	24.388485	56,289	0.49%	16.28%
2012	1.00%	20,461	23.442718	479,661	0.49%	16.05%
2011	0.00%	985	22.948246	22,604	0.64%	-22.37%
2011	0.50%	19,654	21.693374	426,362	0.64%	-22.76%
2011	0.80%	2,961	20.973634	62,103	0.64%	-22.99%
2011	1.00%	22,453	20.200753	453,568	0.64%	-23.15%
2010	0.00%	3,906	29.562687	115,472	0.06%	16.17%
2010	0.50%	28,449	28.086103	799,022	0.06%	15.60%
2010	0.80%	3,689	27.235796	100,473	0.06%	15.25%
2010	1.00%	22,540	26.284637	592,456	0.06%	15.02%
2009	0.00%	4,227	25.446836	107,564	1.30%	63.31%
2009	0.50%	30,891	24.296820	750,553	1.30%	62.50%
2009	0.80%	4,456	23.631906	105,304	1.30%	62.01%
2009	1.00%	40,087	22.852194	916,076	1.30%	61.69%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Emerging Markets Fund - Class III (GEM3)
2013	0.00%	21,484	$19.481483	$418,540	1.16%	0.75%
2013	0.50%	89,902	18.655252	1,677,144	1.16%	0.25%
2013	0.80%	18,368	18.176470	333,865	1.16%	-0.05%
2012	0.00%	24,409	19.336082	471,974	0.45%	17.24%
2012	0.50%	93,486	18.608853	1,739,667	0.45%	16.65%
2012	0.80%	22,464	18.185755	408,525	0.45%	16.30%
2011	0.00%	28,288	16.493303	466,563	0.71%	-22.39%
2011	0.50%	121,016	15.952745	1,930,537	0.71%	-22.78%
2011	0.80%	26,612	15.636987	416,131	0.71%	-23.01%
2010	0.00%	30,788	21.252025	654,307	0.07%	16.21%
2010	0.50%	129,852	20.658460	2,682,542	0.07%	15.63%
2010	0.80%	32,166	20.310361	653,303	0.07%	15.29%
2009	0.00%	35,576	18.287102	650,582	1.28%	63.48%
2009	0.50%	129,200	17.865296	2,308,196	1.28%	62.67%
2009	0.80%	36,539	17.616947	643,706	1.28%	62.18%
NVIT International Equity Fund - Class I (GIG)
2013	0.00%	7,722	16.641029	128,502	0.54%	17.83%
2013	0.50%	29,091	15.574278	453,071	0.54%	17.24%
2013	0.80%	4,751	14.967429	71,110	0.54%	16.89%
2013	1.00%	1,823	14.653397	26,713	0.54%	16.66%
2012	0.00%	9,497	14.122631	134,123	0.85%	15.61%
2012	0.50%	30,028	13.283536	398,878	0.85%	15.03%
2012	0.80%	5,275	12.804278	67,543	0.85%	14.68%
2012	1.00%	1,136	12.560723	14,269	0.85%	14.46%
2011	0.00%	11,889	12.216006	145,236	1.21%	-9.76%
2011	0.50%	29,995	11.547898	346,379	1.21%	-10.21%
2011	0.80%	5,692	11.164772	63,550	1.21%	-10.48%
2011	1.00%	2,338	10.974373	25,658	1.21%	-10.66%
2010	0.00%	11,232	13.537857	152,057	0.86%	13.29%
2010	0.50%	38,649	12.861523	497,085	0.86%	12.73%
2010	0.80%	6,415	12.472134	80,009	0.86%	12.39%
2010	1.00%	6,894	12.283958	84,686	0.86%	12.16%
2009	0.00%	12,461	11.949736	148,906	1.12%	29.72%
2009	0.50%	54,336	11.409586	619,951	1.12%	29.08%
2009	0.80%	6,545	11.097348	72,632	1.12%	28.69%
2009	1.00%	17,782	10.951765	194,744	1.12%	28.43%
NVIT International Equity Fund - Class III (GIG3)
2013	0.00%	28,099	9.956257	279,761	0.53%	17.81%
2013	0.50%	315,286	9.678019	3,051,344	0.53%	17.23%
2013	0.80%	58,774	9.514826	559,224	0.53%	16.87%
2012	0.00%	31,591	8.450909	266,973	0.85%	15.58%
2012	0.50%	330,469	8.255888	2,728,315	0.85%	15.00%
2012	0.80%	72,099	8.141051	586,962	0.85%	14.65%
2011	0.00%	32,972	7.311920	241,089	1.26%	-9.76%
2011	0.50%	360,822	7.179063	2,590,364	1.26%	-10.21%
2011	0.80%	79,102	7.100526	561,666	1.26%	-10.48%
2010	0.00%	37,162	8.103077	301,127	0.98%	13.27%
2010	0.50%	354,843	7.995676	2,837,210	0.98%	12.70%
2010	0.80%	92,562	7.931942	734,196	0.98%	12.37%
2009	0.00%	44,927	7.153834	321,400	0.02%	29.67%
2009	0.50%	399,958	7.094353	2,837,443	0.02%	29.02%
2009	0.80%	100,960	7.058922	712,669	0.02%	28.64%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2013	0.00%	80,186	$13.621982	$1,092,292	1.04%	43.82%
2013	0.50%	889,883	13.241308	11,783,215	1.04%	43.10%
2013	0.80%	204,304	13.018003	2,659,630	1.04%	42.67%
2013	1.00%	4,637	12.871222	59,684	1.04%	42.39%
2012	0.00%	81,034	9.471654	767,526	1.47%	16.94%
2012	0.50%	929,767	9.253058	8,603,188	1.47%	16.36%
2012	0.80%	244,333	9.124314	2,229,371	1.47%	16.01%
2011	0.00%	88,502	8.099461	716,818	0.57%	-11.62%
2011	0.50%	1,006,367	7.952277	8,002,909	0.57%	-12.06%
2011	0.80%	281,765	7.865245	2,216,151	0.57%	-12.32%
2010	0.00%	101,840	9.164158	933,278	0.21%	15.61%
2010	0.50%	1,125,978	9.042668	10,181,845	0.21%	15.03%
2010	0.80%	315,664	8.970544	2,831,678	0.21%	14.69%
2009	0.00%	119,590	7.927018	947,992	0.18%	52.96%
2009	0.50%	1,236,830	7.861103	9,722,848	0.18%	52.20%
2009	0.80%	356,967	7.821802	2,792,125	0.18%	51.74%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2013	0.50%	8,369	14.624455	122,392	0.94%	38.07%
2013	0.80%	967	14.377892	13,903	0.94%	37.66%
2012	0.50%	8,154	10.591756	86,365	0.59%	10.94%
2012	0.80%	540	10.444446	5,640	0.59%	10.61%
2011	0.50%	23,204	9.547148	221,532	0.78%	-3.66%
2011	0.80%	1,623	9.442714	15,326	0.78%	-3.95%
2010	0.50%	3,454	9.910000	34,229	1.85%	22.96%
2010	0.80%	163	9.830999	1,602	1.85%	22.60%
2009	0.50%	3,846	8.059273	30,996	0.44%	30.88%
2009	0.80%	2	8.018999	16	0.44%	30.49%
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2013	0.50%	18,478	13.109417	242,236	1.50%	29.00%
2013	0.80%	7,976	12.888391	102,798	1.50%	28.62%
2012	0.50%	8,186	10.162172	83,188	1.08%	15.64%
2012	0.80%	7,584	10.020827	75,998	1.08%	15.30%
2011	0.50%	10,030	8.787510	88,139	2.01%	-6.65%
2011	0.80%	5,766	8.691366	50,114	2.01%	-6.93%
2010	0.50%	7,354	9.413816	69,229	0.36%	14.43%
2010	0.80%	3,331	9.338751	31,107	0.36%	14.09%
2009	0.50%	5,424	8.226880	44,623	0.88%	28.65%
2009	0.80%	5,678	8.185776	46,479	0.88%	28.27%
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2013	0.00%	417	13.351426	5,568	2.05%	14.72%
2013	0.50%	26,818	12.978480	348,057	2.05%	14.15%
2013	0.80%	6,218	12.759683	79,340	2.05%	13.80%
2012	0.00%	426	11.638522	4,958	1.48%	11.24%
2012	0.50%	12,209	11.370100	138,818	1.48%	10.68%
2012	0.80%	8,407	11.211995	94,259	1.48%	10.35%
2011	0.00%	437	10.462826	4,572	2.59%	-1.26%
2011	0.50%	3,104	10.272876	31,887	2.59%	-1.75%
2011	0.80%	10,388	10.160539	105,548	2.59%	-2.05%
2010	0.00%	447	10.596561	4,737	1.01%	10.46%
2010	0.50%	13,188	10.456211	137,897	1.01%	9.91%
2010	0.80%	8,559	10.372881	88,781	1.01%	9.58%
2009	0.00%	458	9.593104	4,394	2.36%	19.88%
2009	0.50%	17,112	9.513461	162,794	2.36%	19.28%
2009	0.80%	6,831	9.465975	64,662	2.36%	18.93%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2013	0.00%	463	$13.546578	$6,272	1.94%	21.44%
2013	0.50%	52,578	13.168123	692,354	1.94%	20.84%
2013	0.80%	8,110	12.946159	104,993	1.94%	20.48%
2012	0.00%	474	11.154725	5,287	1.51%	13.74%
2012	0.50%	39,272	10.897413	427,963	1.51%	13.17%
2012	0.80%	6,735	10.745888	72,374	1.51%	12.83%
2011	0.00%	485	9.807509	4,757	2.24%	-3.37%
2011	0.50%	34,007	9.629406	327,467	2.24%	-3.85%
2011	0.80%	7,281	9.524103	69,345	2.24%	-4.13%
2010	0.00%	497	10.149086	5,044	0.75%	12.46%
2010	0.50%	31,110	10.014640	311,555	0.75%	11.89%
2010	0.80%	7,218	9.934815	71,709	0.75%	11.56%
2009	0.00%	509	9.025006	4,594	1.80%	24.25%
2009	0.50%	27,157	8.950049	243,056	1.80%	23.63%
2009	0.80%	4,616	8.905361	41,107	1.80%	23.26%
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2013	0.00%	256	12.686282	3,248	1.85%	5.03%
2013	0.50%	118,087	12.331960	1,456,244	1.85%	4.50%
2013	0.80%	3,870	12.124095	46,920	1.85%	4.19%
2012	0.00%	262	12.078891	3,165	1.97%	7.58%
2012	0.50%	125,677	11.800384	1,483,037	1.97%	7.04%
2012	0.80%	2,499	11.636337	29,079	1.97%	6.72%
2011	0.00%	2,769	11.227964	31,090	2.16%	1.50%
2011	0.50%	7,054	11.024191	77,765	2.16%	0.99%
2011	0.80%	2,400	10.903683	26,169	2.16%	0.69%
2010	0.00%	2,051	11.062310	22,689	1.23%	6.87%
2010	0.50%	22,454	10.915841	245,104	1.23%	6.33%
2010	0.80%	2,943	10.828868	31,869	1.23%	6.01%
2009	0.00%	1,920	10.351566	19,875	3.09%	13.22%
2009	0.50%	11,740	10.265671	120,519	3.09%	12.66%
2009	0.80%	1,442	10.214479	14,729	3.09%	12.32%
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2013	0.00%	8,120	13.446120	109,182	1.72%	17.98%
2013	0.50%	61,511	13.070501	803,980	1.72%	17.39%
2013	0.80%	22,118	12.850167	284,220	1.72%	17.04%
2012	0.00%	8,286	11.397169	94,437	1.52%	12.45%
2012	0.50%	61,650	11.134287	686,429	1.52%	11.89%
2012	0.80%	22,093	10.979484	242,570	1.52%	11.55%
2011	0.00%	8,440	10.135390	85,543	2.45%	-2.25%
2011	0.50%	61,673	9.951354	613,730	2.45%	-2.73%
2011	0.80%	21,926	9.842542	215,808	2.45%	-3.02%
2010	0.00%	8,618	10.368348	89,354	0.95%	11.42%
2010	0.50%	75,415	10.230997	771,571	0.95%	10.87%
2010	0.80%	21,238	10.149462	215,554	0.95%	10.54%
2009	0.00%	7,297	9.305236	67,900	2.08%	22.00%
2009	0.50%	69,130	9.227958	637,929	2.08%	21.40%
2009	0.80%	18,764	9.181897	172,289	2.08%	21.03%
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2013	0.50%	37,730	13.117335	494,917	1.59%	23.74%
2013	0.80%	13,960	12.896172	180,031	1.59%	23.36%
2012	0.50%	28,065	10.601144	297,521	1.37%	14.10%
2012	0.80%	18,386	10.453700	192,202	1.37%	13.75%
2011	0.50%	18,827	9.291441	174,930	2.58%	-5.05%
2011	0.80%	20,521	9.189793	188,584	2.58%	-5.33%
2010	0.50%	11,208	9.785569	109,677	0.83%	12.93%
2010	0.80%	17,780	9.707544	172,600	0.83%	12.59%
2009	0.50%	7,130	8.664997	61,781	1.62%	26.06%
2009	0.80%	14,506	8.621717	125,067	1.62%	25.68%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2013	0.00%	12,117	$13.169178	$159,571	1.72%	11.33%
2013	0.50%	10,274	12.801334	131,521	1.72%	10.78%
2013	0.80%	3,671	12.585576	46,202	1.72%	10.44%
2012	0.00%	12,345	11.828808	146,027	1.57%	10.13%
2012	0.50%	13,367	11.556019	154,469	1.57%	9.58%
2012	0.80%	4,247	11.395367	48,396	1.57%	9.25%
2011	0.00%	12,584	10.740467	135,158	2.72%	-0.28%
2011	0.50%	15,078	10.545498	159,005	2.72%	-0.78%
2011	0.80%	5,377	10.430205	56,083	2.72%	-1.07%
2010	0.00%	12,829	10.770841	138,179	1.16%	9.31%
2010	0.50%	29,763	10.628200	316,327	1.16%	8.77%
2010	0.80%	5,352	10.543510	56,429	1.16%	8.44%
2009	0.00%	11,907	9.853071	117,321	3.06%	17.64%
2009	0.50%	29,224	9.771284	285,556	3.06%	17.05%
2009	0.80%	6,000	9.722537	58,335	3.06%	16.70%
NVIT Core Bond Fund - Class I (NVCBD1)
2013	0.00%	632	13.048920	8,247	2.58%	-1.91%
2013	0.50%	24,060	12.684452	305,188	2.58%	-2.40%
2013	0.80%	2,795	12.470693	34,856	2.58%	-2.69%
2013	1.00%	17,988	12.330187	221,795	2.58%	-2.89%
2012	0.00%	5,364	13.303193	71,358	3.26%	7.75%
2012	0.50%	15,991	12.996442	207,826	3.26%	7.22%
2012	0.80%	1,564	12.815824	20,044	3.26%	6.89%
2012	1.00%	13,058	12.696813	165,795	3.26%	6.68%
2011	0.00%	10,606	12.345910	130,941	3.44%	6.59%
2011	0.50%	18,261	12.121845	221,357	3.44%	6.06%
2011	0.80%	1,634	11.989375	19,591	3.44%	5.75%
2011	1.00%	10,223	11.901878	121,673	3.44%	5.54%
2010	0.00%	5,920	11.582155	68,566	3.10%	7.06%
2010	0.50%	11,379	11.428775	130,048	3.10%	6.52%
2010	0.80%	1,336	11.337733	15,147	3.10%	6.20%
2010	1.00%	6,040	11.277452	68,116	3.10%	5.99%
2009	0.00%	5,380	10.818752	58,205	5.39%	8.78%
2009	0.50%	4,328	10.728983	46,435	5.39%	8.24%
2009	0.80%	872	10.675484	9,309	5.39%	7.92%
2009	1.00%	2,052	10.639980	21,833	5.39%	7.70%
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2013	0.50%	10,722	13.709338	146,992	2.06%	-2.26%
2013	0.80%	1,157	13.478328	15,594	2.06%	-2.56%
2012	0.50%	13,334	14.026661	187,031	2.43%	6.84%
2012	0.80%	1,636	13.831749	22,629	2.43%	6.52%
2011	0.50%	10,094	13.128149	132,516	2.91%	5.84%
2011	0.80%	828	12.984709	10,751	2.91%	5.53%
2010	0.50%	3,988	12.403480	49,465	2.97%	7.81%
2010	0.80%	1,345	12.304709	16,550	2.97%	7.49%
2009	0.50%	1,483	11.504485	17,061	5.73%	16.04%
2009	0.80%	190	11.447139	2,175	5.73%	15.70%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Nationwide Fund - Class I (TRF)
2013	0.00%	101,369	$31.037588	$3,146,249	1.32%	31.10%
2013	0.50%	369,380	66.194760	24,451,020	1.32%	30.45%
2013	0.80%	411,985	52.049003	21,443,409	1.32%	30.06%
2013	1.00%	85,828	13.982782	1,200,114	1.32%	29.80%
2012	0.00%	117,116	23.674524	2,772,666	1.41%	14.21%
2012	0.50%	378,810	50.744233	19,222,423	1.41%	13.64%
2012	0.80%	486,478	40.020036	19,468,867	1.41%	13.30%
2012	1.00%	98,516	10.772753	1,061,289	1.41%	13.08%
2011	0.00%	142,775	20.728147	2,959,461	1.14%	0.53%
2011	0.50%	412,184	44.652135	18,404,896	1.14%	0.03%
2011	0.80%	542,718	35.321483	19,169,605	1.14%	-0.27%
2011	1.00%	108,508	9.527060	1,033,762	1.14%	-0.47%
2011	1.30%	3	34.329664	103	1.14%	-0.77%
2010	0.00%	168,440	20.619110	3,473,083	1.02%	13.45%
2010	0.50%	444,744	44.639451	19,853,128	1.02%	12.88%
2010	0.80%	599,906	35.417325	21,247,066	1.02%	12.55%
2010	1.00%	113,338	9.571998	1,084,871	1.02%	12.32%
2009	0.00%	179,695	18.174730	3,265,908	1.35%	26.10%
2009	0.50%	502,814	39.544533	19,883,545	1.35%	25.47%
2009	0.80%	653,320	31.469156	20,559,429	1.35%	25.09%
2009	1.00%	128,057	8.521969	1,091,298	1.35%	24.84%
NVIT Government Bond Fund - Class I (GBF)
2013	0.00%	51,599	24.701818	1,274,589	1.81%	-4.06%
2013	0.50%	88,492	41.930997	3,710,558	1.81%	-4.53%
2013	0.80%	37,197	31.058943	1,155,300	1.81%	-4.82%
2013	1.00%	38,465	16.211842	623,589	1.81%	-5.01%
2012	0.00%	66,264	25.745883	1,706,025	2.14%	3.06%
2012	0.50%	112,707	43.922389	4,950,361	2.14%	2.54%
2012	0.80%	44,154	32.631769	1,440,823	2.14%	2.23%
2012	1.00%	75,338	17.066917	1,285,787	2.14%	2.03%
2011	0.00%	71,393	24.982190	1,783,553	2.93%	7.25%
2011	0.50%	134,783	42.833702	5,773,255	2.93%	6.72%
2011	0.80%	52,003	31.918804	1,659,874	2.93%	6.40%
2011	1.00%	101,054	16.727524	1,690,383	2.93%	6.19%
2010	0.00%	78,091	23.292436	1,818,930	2.93%	4.78%
2010	0.50%	150,926	40.136055	6,057,574	2.93%	4.26%
2010	0.80%	60,113	29.998155	1,803,279	2.93%	3.95%
2010	1.00%	114,512	15.752353	1,803,833	2.93%	3.74%
2009	0.00%	90,071	22.229504	2,002,234	3.32%	2.69%
2009	0.50%	154,092	38.496449	5,931,995	3.32%	2.18%
2009	0.80%	67,098	28.859126	1,936,390	3.32%	1.87%
2009	1.00%	132,506	15.184570	2,012,047	3.32%	1.67%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Century NVIT Growth Fund - Class I (CAF)
2013	0.00%	48,008	$22.149716	$1,063,364	0.67%	29.74%
2013	0.50%	236,432	31.865009	7,533,908	0.67%	29.09%
2013	0.80%	162,440	30.656078	4,979,773	0.67%	28.71%
2013	1.00%	52,842	9.284963	490,636	0.67%	28.45%
2013	1.30%	21	27.505011	578	0.67%	28.06%
2012	0.00%	58,712	17.072452	1,002,358	0.55%	14.02%
2012	0.50%	248,603	24.683788	6,136,464	0.55%	13.45%
2012	0.80%	189,859	23.818612	4,522,178	0.55%	13.11%
2012	1.00%	54,423	7.228500	393,397	0.55%	12.88%
2011	0.00%	71,801	14.973016	1,075,078	0.58%	-0.69%
2011	0.50%	266,244	21.757113	5,792,701	0.58%	-1.18%
2011	0.80%	211,204	21.057718	4,447,474	0.58%	-1.48%
2011	1.00%	57,501	6.403442	368,204	0.58%	-1.68%
2010	0.00%	72,600	15.077159	1,094,602	0.63%	19.25%
2010	0.50%	281,742	22.018021	6,203,401	0.63%	18.65%
2010	0.80%	237,543	21.374125	5,077,274	0.63%	18.30%
2010	1.00%	40,018	6.512646	260,623	0.63%	18.06%
2009	0.00%	80,041	12.643680	1,012,013	0.56%	33.47%
2009	0.50%	310,833	18.556714	5,768,039	0.56%	32.81%
2009	0.80%	257,511	18.068103	4,652,735	0.56%	32.41%
2009	1.00%	34,260	5.516318	188,989	0.56%	32.14%
NVIT International Index Fund - Class VI (GVIX6)
2013	0.00%	13,690	11.841416	162,109	2.52%	21.27%
2013	0.50%	29,809	11.395830	339,698	2.52%	20.67%
2013	0.80%	539	11.136536	6,003	2.52%	20.31%
2012	0.00%	13,989	9.764428	136,595	2.66%	18.29%
2012	0.50%	44,277	9.444081	418,156	2.66%	17.70%
2012	0.80%	104	9.256914	963	2.66%	17.35%
2011	0.00%	17,130	8.254444	141,399	2.90%	-12.72%
2011	0.50%	45,497	8.023727	365,056	2.90%	-13.15%
2011	0.80%	102	7.888392	805	2.90%	-13.41%
2010	0.00%	19,297	9.456969	182,491	2.13%	7.54%
2010	0.50%	39,561	9.238694	365,492	2.13%	7.01%
2010	0.80%	639	9.110128	5,821	2.13%	6.69%
2009	0.00%	21,817	8.793694	191,852	2.63%	28.62%
2009	0.50%	38,936	8.633738	336,163	2.63%	27.98%
2009	0.80%	697	8.539143	5,952	2.63%	27.59%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2013	0.00%	3,770	21.847269	82,364	1.68%	27.25%
2013	0.50%	92,423	20.582038	1,902,254	1.68%	26.61%
2013	0.80%	19,777	19.858311	392,738	1.68%	26.23%
2013	1.00%	797	19.389984	15,454	1.68%	25.98%
2012	0.00%	3,629	17.169227	62,307	1.52%	15.90%
2012	0.50%	88,197	16.255930	1,433,724	1.52%	15.32%
2012	0.80%	23,100	15.731416	363,396	1.52%	14.98%
2012	1.00%	805	15.391139	12,390	1.52%	14.75%
2011	0.00%	3,697	14.813448	54,765	1.80%	-3.93%
2011	0.50%	95,067	14.095927	1,340,057	1.80%	-4.41%
2011	0.80%	27,902	13.682175	381,760	1.80%	-4.70%
2011	1.00%	820	13.413080	10,999	1.80%	-4.89%
2010	0.00%	13,121	15.419576	202,320	1.64%	14.63%
2010	0.50%	99,024	14.746126	1,460,220	1.64%	14.06%
2010	0.80%	37,157	14.356213	533,434	1.64%	13.72%
2010	1.00%	834	14.101999	11,761	1.64%	13.49%
2009	0.00%	5,371	13.451838	72,250	1.15%	27.21%
2009	0.50%	118,079	12.928735	1,526,612	1.15%	26.57%
2009	0.80%	36,824	12.624661	464,891	1.15%	26.19%
2009	1.00%	852	12.425900	10,587	1.15%	25.94%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2013	0.50%	5,308	$15.630658	$82,968	1.71%	12.86%
2013	0.80%	1,587	15.413373	24,461	1.71%	12.52%
2012	0.50%	4,538	13.849830	62,851	1.85%	8.84%
2012	0.80%	2,262	13.698322	30,986	1.85%	8.51%
2011	0.50%	4,133	12.725028	52,593	2.03%	0.38%
2011	0.80%	1,419	12.623728	17,913	2.03%	0.08%
2010	0.50%	17,228	12.676549	218,392	1.09%	9.27%
2010	0.80%	516	12.613336	6,508	1.09%	8.94%
2009	0.50%	3,613	11.601491	41,916	0.61%	16.01%	5/1/2009
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2013	0.00%	248	18.167791	4,506	1.88%	19.49%
2013	0.50%	4,501	17.748867	79,888	1.88%	18.90%
2013	0.80%	2,886	17.502158	50,511	1.88%	18.54%
2012	0.50%	3,118	14.927778	46,545	1.64%	11.69%
2012	0.80%	2,912	14.764482	42,994	1.64%	11.35%
2011	0.50%	3,601	13.365506	48,129	1.77%	-1.43%
2011	0.80%	2,553	13.259099	33,850	1.77%	-1.72%
2010	0.80%	271	13.491613	3,656	1.63%	11.14%
2009	0.50%	1,619	12.163837	19,693	1.57%	21.64%	5/1/2009
2009	0.80%	51	12.139517	619	1.57%	21.40%	5/1/2009
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2013	0.00%	5,998	16.160183	96,929	1.58%	4.83%
2013	0.50%	14,238	15.224446	216,766	1.58%	4.31%
2013	0.80%	10,338	14.689194	151,857	1.58%	4.00%
2013	1.00%	7,843	14.342829	112,491	1.58%	3.79%
2012	0.00%	9,213	15.415374	142,022	1.31%	5.18%
2012	0.50%	21,627	14.595544	315,658	1.31%	4.65%
2012	0.80%	11,313	14.124710	159,793	1.31%	4.34%
2012	1.00%	6,951	13.819265	96,058	1.31%	4.13%
2011	0.00%	6,588	14.656785	96,559	2.41%	2.93%
2011	0.50%	41,779	13.947019	582,693	2.41%	2.42%
2011	0.80%	13,467	13.537768	182,313	2.41%	2.11%
2011	1.00%	6,801	13.271591	90,260	2.41%	1.91%
2010	0.00%	8,555	14.239553	121,819	2.28%	5.89%
2010	0.50%	39,855	13.617720	542,734	2.28%	5.36%
2010	0.80%	13,404	13.257742	177,707	2.28%	5.05%
2010	1.00%	6,820	13.023020	88,817	2.28%	4.84%
2009	0.00%	9,384	13.447193	126,188	1.79%	9.08%
2009	0.50%	70,008	12.924398	904,811	1.79%	8.54%
2009	0.80%	15,117	12.620548	190,785	1.79%	8.22%
2009	1.00%	2,044	12.421919	25,390	1.79%	8.00%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2013	0.00%	80,435	$19.530736	$1,570,955	1.61%	16.63%
2013	0.50%	105,749	18.399703	1,945,750	1.61%	16.05%
2013	0.80%	51,634	17.752817	916,649	1.61%	15.70%
2013	1.00%	19,722	17.334221	341,866	1.61%	15.47%
2012	0.00%	77,643	16.746328	1,300,235	1.58%	10.81%
2012	0.50%	112,911	15.855596	1,790,271	1.58%	10.26%
2012	0.80%	70,907	15.344089	1,088,003	1.58%	9.93%
2012	1.00%	21,064	15.012265	316,218	1.58%	9.71%
2011	0.00%	109,350	15.112388	1,652,540	2.13%	-0.04%
2011	0.50%	137,944	14.380454	1,983,697	2.13%	-0.54%
2011	0.80%	75,950	13.958439	1,060,143	2.13%	-0.84%
2011	1.00%	18,271	13.683980	250,020	2.13%	-1.03%
2010	0.00%	90,987	15.118520	1,375,589	1.97%	10.91%
2010	0.50%	150,866	14.458239	2,181,257	1.97%	10.36%
2010	0.80%	84,980	14.076015	1,196,180	1.97%	10.03%
2010	1.00%	17,093	13.826815	236,342	1.97%	9.81%
2009	0.00%	92,413	13.630962	1,259,678	1.55%	19.14%
2009	0.50%	181,042	13.100931	2,371,819	1.55%	18.54%
2009	0.80%	87,135	12.792885	1,114,708	1.55%	18.19%
2009	1.00%	17,020	12.591533	214,308	1.55%	17.95%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2013	0.00%	33,364	21.066347	702,858	1.63%	22.38%
2013	0.50%	165,735	19.846371	3,289,238	1.63%	21.77%
2013	0.80%	51,703	19.148562	990,038	1.63%	21.40%
2013	1.00%	19,992	18.697056	373,792	1.63%	21.16%
2012	0.00%	38,658	17.214305	665,471	1.56%	13.76%
2012	0.50%	166,722	16.298646	2,717,343	1.56%	13.19%
2012	0.80%	67,326	15.772806	1,061,920	1.56%	12.85%
2012	1.00%	35,372	15.431703	545,850	1.56%	12.63%
2011	0.00%	37,793	15.132127	571,888	2.01%	-2.13%
2011	0.50%	204,010	14.399187	2,937,578	2.01%	-2.61%
2011	0.80%	81,321	13.976593	1,136,591	2.01%	-2.90%
2011	1.00%	35,914	13.701766	492,085	2.01%	-3.10%
2010	0.00%	46,787	15.460895	723,369	1.87%	12.83%
2010	0.50%	218,019	14.785639	3,223,550	1.87%	12.27%
2010	0.80%	89,682	14.394739	1,290,949	1.87%	11.94%
2010	1.00%	36,475	14.139877	515,752	1.87%	11.71%
2009	0.00%	50,619	13.702388	693,601	1.32%	24.39%
2009	0.50%	233,130	13.169552	3,070,218	1.32%	23.77%
2009	0.80%	96,148	12.859856	1,236,449	1.32%	23.40%
2009	1.00%	37,075	12.657436	469,274	1.32%	23.15%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2013	0.00%	6,944	$18.129719	$125,893	1.73%	10.49%
2013	0.50%	155,987	17.079857	2,664,236	1.73%	9.94%
2013	0.80%	12,071	16.479401	198,923	1.73%	9.61%
2013	1.00%	19,910	16.090841	320,369	1.73%	9.40%
2012	0.00%	12,744	16.407771	209,101	1.74%	8.04%
2012	0.50%	154,565	15.535096	2,401,182	1.74%	7.50%
2012	0.80%	13,202	15.033966	198,478	1.74%	7.18%
2012	1.00%	12,163	14.708875	178,904	1.74%	6.96%
2011	0.00%	18,920	15.186765	287,334	2.27%	2.06%
2011	0.50%	146,362	14.451279	2,115,118	2.27%	1.55%
2011	0.80%	11,647	14.027229	163,375	2.27%	1.25%
2011	1.00%	13,029	13.751450	179,168	2.27%	1.05%
2010	0.00%	16,332	14.879939	243,019	2.08%	8.52%
2010	0.50%	155,524	14.230110	2,213,124	2.08%	7.98%
2010	0.80%	15,867	13.853943	219,821	2.08%	7.65%
2010	1.00%	28,219	13.608694	384,024	2.08%	7.44%
2009	0.00%	16,706	13.712188	229,076	1.78%	14.56%
2009	0.50%	37,901	13.179057	499,499	1.78%	13.99%
2009	0.80%	119,770	12.869197	1,541,344	1.78%	13.65%
2009	1.00%	23,982	12.666675	303,772	1.78%	13.42%
NVIT Mid Cap Index Fund - Class I (MCIF)
2013	0.00%	21,008	30.319093	636,944	1.14%	33.05%
2013	0.50%	153,576	28.316283	4,348,701	1.14%	32.38%
2013	0.80%	21,551	27.178692	585,728	1.14%	31.99%
2013	1.00%	25,852	24.104406	623,147	1.14%	31.72%
2012	0.00%	18,906	22.788209	430,834	1.01%	17.47%
2012	0.50%	165,403	21.389461	3,537,881	1.01%	16.89%
2012	0.80%	24,568	20.591788	505,899	1.01%	16.53%
2012	1.00%	25,753	18.299103	471,257	1.01%	16.30%
2011	0.00%	26,862	19.398700	521,088	0.77%	-2.54%
2011	0.50%	190,987	18.299463	3,494,960	0.77%	-3.03%
2011	0.80%	26,979	17.670078	476,721	0.77%	-3.32%
2011	1.00%	33,507	15.734191	527,206	0.77%	-3.51%
2010	0.00%	33,688	19.905073	670,562	1.24%	26.20%
2010	0.50%	197,467	18.871107	3,726,421	1.24%	25.57%
2010	0.80%	29,893	18.276712	546,346	1.24%	25.20%
2010	1.00%	27,986	16.306885	456,364	1.24%	24.95%
2009	0.00%	35,437	15.772556	558,932	0.98%	36.76%
2009	0.50%	223,509	15.028105	3,358,917	0.98%	36.07%
2009	0.80%	34,428	14.598417	502,594	0.98%	35.67%
2009	1.00%	21,651	13.051063	282,569	0.98%	35.39%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Money Market Fund - Class I (SAM)
2013	0.00%	185,079	$15.554998	$2,856,986	0.00%
2013	0.50%	522,730	20.443941	10,686,661	0.00%	-0.50%
2013	0.80%	135,933	16.031513	2,179,212	0.00%	-0.80%
2013	1.00%	265,650	10.855923	2,883,876	0.00%	-1.00%
2013	1.30%	886	15.030270	13,317	0.00%	-1.30%
2012	0.00%	202,588	15.554998	3,151,256	0.00%
2012	0.50%	646,978	20.546671	13,293,244	0.00%	-0.50%
2012	0.80%	158,342	16.160793	2,558,932	0.00%	-0.80%
2012	1.00%	284,606	10.965576	3,120,869	0.00%	-1.00%
2012	1.30%	1,044	15.228234	15,898	0.00%	-1.30%
2011	0.00%	276,659	15.554998	4,303,430	0.00%	0.00%
2011	0.50%	656,999	20.650204	13,567,163	0.00%	-0.50%
2011	0.80%	172,798	16.291469	2,815,133	0.00%	-0.80%
2011	1.00%	314,552	11.076639	3,484,179	0.00%	-1.00%
2011	1.30%	428	15.429352	6,604	0.00%	-1.30%
2010	0.00%	229,241	15.554987	3,565,841	0.00%	0.00%
2010	0.50%	519,077	20.753682	10,772,759	0.00%	-0.50%
2010	0.80%	116,670	16.422479	1,916,011	0.00%	-0.80%
2010	1.00%	304,520	11.188204	3,407,032	0.00%	-1.00%
2010	1.30%	250	15.632002	3,908	0.00%	-1.30%
2009	0.00%	293,432	15.554967	4,564,325	0.05%	0.04%
2009	0.50%	625,978	20.857934	13,056,608	0.05%	-0.46%
2009	0.80%	140,909	16.554897	2,332,734	0.05%	-0.76%
2009	1.00%	317,630	11.301196	3,589,599	0.05%	-0.96%
2009	1.30%	268	15.837870	4,245	0.05%	-1.26%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2013	0.00%	16,184	12.166606	196,904	1.24%	21.34%
2013	0.50%	299,439	11.826670	3,541,366	1.24%	20.74%
2013	0.80%	61,094	11.627292	710,358	1.24%	20.37%
2013	1.00%	8,856	18.812997	166,608	1.24%	20.13%
2012	0.00%	18,564	10.026765	186,137	0.58%	15.78%
2012	0.50%	325,197	9.795449	3,185,451	0.58%	15.20%
2012	0.80%	70,859	9.659227	684,443	0.58%	14.85%
2012	1.00%	9,316	15.659940	145,888	0.58%	14.62%
2011	0.00%	20,098	8.660251	174,054	1.30%	-9.37%
2011	0.50%	372,824	8.502961	3,170,108	1.30%	-9.82%
2011	0.80%	83,371	8.409948	701,146	1.30%	-10.09%
2011	1.00%	9,785	13.661922	133,682	1.30%	-10.27%
2010	0.00%	23,527	9.555175	224,805	0.75%	14.04%
2010	0.50%	425,581	9.428595	4,012,631	0.75%	13.47%
2010	0.80%	93,168	9.353449	871,442	0.75%	13.13%
2009	0.00%	32,180	8.379106	269,640	0.84%	36.46%
2009	0.50%	513,260	8.309496	4,264,932	0.84%	35.78%
2009	0.80%	104,749	8.268003	866,065	0.84%	35.37%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2013	0.00%	302	$20.957356	$6,329	2.32%	21.41%
2013	0.50%	6,629	19.868606	131,709	2.32%	20.80%
2013	0.80%	894	19.242679	17,203	2.32%	20.44%
2012	0.00%	308	17.262313	5,317	0.39%	17.29%
2012	0.50%	7,162	16.447511	117,797	0.39%	16.71%
2012	0.80%	1,142	15.977207	18,246	0.39%	16.36%
2011	0.00%	315	14.717057	4,636	1.51%	-16.24%
2011	0.50%	7,720	14.092846	108,797	1.51%	-16.66%
2011	0.80%	1,263	13.731085	17,342	1.51%	-16.91%
2010	0.00%	321	17.570720	5,640	2.16%	6.19%
2010	0.50%	14,066	16.909786	237,853	2.16%	5.66%
2010	0.80%	1,735	16.525211	28,671	2.16%	5.34%
2009	0.00%	955	16.546611	15,802	2.11%	29.86%
2009	0.50%	16,368	16.003937	261,952	2.11%	29.21%
2009	0.80%	2,462	15.686900	38,621	2.11%	28.82%
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2013	0.00%	8,619	12.775201	110,109	2.31%	21.42%
2013	0.50%	25,764	12.233332	315,180	2.31%	20.82%
2013	0.80%	5,724	11.919240	68,226	2.31%	20.45%
2012	0.00%	8,328	10.521355	87,622	0.38%	17.24%
2012	0.50%	29,494	10.125555	298,643	0.38%	16.65%
2012	0.80%	7,133	9.895215	70,583	0.38%	16.30%
2011	0.00%	8,096	8.974574	72,658	1.70%	-16.11%
2011	0.50%	37,989	8.680344	329,758	1.70%	-16.53%
2011	0.80%	7,957	8.508430	67,702	1.70%	-16.78%
2010	0.00%	9,164	10.698362	98,040	2.04%	6.11%
2010	0.50%	61,361	10.399457	638,121	2.04%	5.58%
2010	0.80%	8,310	10.224128	84,963	2.04%	5.27%
2009	0.00%	9,171	10.082162	92,464	2.14%	29.84%
2009	0.50%	87,232	9.849548	859,196	2.14%	29.19%
2009	0.80%	9,816	9.712549	95,338	2.14%	28.80%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2013	0.00%	23,427	14.522943	340,229	0.82%	34.74%
2013	0.50%	102,442	14.117223	1,446,197	0.82%	34.07%
2013	0.80%	13,122	13.879225	182,123	0.82%	33.67%
2013	1.00%	8,311	13.722812	114,050	0.82%	33.40%
2012	0.00%	26,317	10.778503	283,658	0.46%	16.35%
2012	0.50%	89,102	10.529858	938,231	0.46%	15.77%
2012	0.80%	18,210	10.383415	189,082	0.46%	15.43%
2012	1.00%	8,944	10.286933	92,006	0.46%	15.19%
2011	0.00%	29,306	9.263525	271,477	0.01%	-2.91%
2011	0.50%	109,085	9.095279	992,159	0.01%	-3.39%
2011	0.80%	21,034	8.995790	189,217	0.01%	-3.68%
2011	1.00%	16,222	8.930079	144,864	0.01%	-3.87%
2010	0.00%	31,606	9.540808	301,547	0.07%	15.51%
2010	0.50%	128,373	9.414378	1,208,552	0.07%	14.93%
2010	0.80%	23,761	9.339315	221,911	0.07%	14.59%
2010	1.00%	20,763	9.289615	192,880	0.07%	14.36%
2009	0.00%	4,410	8.259762	36,426	0.86%	29.78%
2009	0.50%	26,167	8.191112	214,337	0.86%	29.13%
2009	0.80%	7,925	8.150192	64,590	0.86%	28.74%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2013	0.00%	12,985	$13.777622	$178,902	1.39%	35.44%
2013	0.50%	89,433	13.392610	1,197,741	1.39%	34.76%
2013	0.80%	9,504	13.166780	125,137	1.39%	34.36%
2013	1.00%	1,159	15.231413	17,653	1.39%	34.09%
2012	0.00%	15,807	10.172659	160,799	1.33%	17.81%
2012	0.50%	91,309	9.937905	907,420	1.33%	17.22%
2012	0.80%	12,168	9.799657	119,242	1.33%	16.87%
2012	1.00%	1,255	11.358976	14,256	1.33%	16.64%
2011	0.00%	34,148	8.634796	294,861	1.08%	-5.83%
2011	0.50%	96,838	8.477900	820,983	1.08%	-6.30%
2011	0.80%	13,969	8.385144	117,132	1.08%	-6.58%
2011	1.00%	1,262	9.738891	12,290	1.08%	-6.77%
2010	0.00%	35,838	9.169345	328,611	0.84%	13.05%
2010	0.50%	101,632	9.047788	919,545	0.84%	12.48%
2010	0.80%	16,970	8.975644	152,317	0.84%	12.15%
2010	1.00%	12,610	10.445550	131,718	0.84%	4.46%	4/30/2010
2009	0.00%	6,514	8.111157	52,836	1.29%	27.59%
2009	0.50%	44,311	8.043706	356,425	1.29%	26.96%
2009	0.80%	6,036	8.003520	48,309	1.29%	26.58%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2013	0.00%	83,954	15.479098	1,299,532	0.00%	38.94%
2013	0.50%	1,503,890	15.046656	22,628,515	0.00%	38.25%
2013	0.80%	518,987	14.792956	7,677,352	0.00%	37.84%
2013	1.00%	9,079	14.626229	132,792	0.00%	37.56%
2012	0.00%	87,228	11.140525	971,766	0.00%	14.90%
2012	0.50%	1,587,943	10.883523	17,282,414	0.00%	14.33%
2012	0.80%	642,181	10.732136	6,891,974	0.00%	13.99%
2012	1.00%	5,625	10.632396	59,807	0.00%	13.76%
2011	0.00%	94,806	9.695515	919,193	0.00%	-4.23%
2011	0.50%	1,813,315	9.519437	17,261,738	0.00%	-4.71%
2011	0.80%	731,063	9.415283	6,883,165	0.00%	-4.99%
2011	1.00%	9,617	9.346508	89,885	0.00%	-5.18%
2010	0.00%	101,497	10.123676	1,027,523	0.00%	26.82%
2010	0.50%	1,981,319	9.989544	19,792,473	0.00%	26.19%
2010	0.80%	841,312	9.909902	8,337,319	0.00%	25.81%
2010	1.00%	10,423	9.857166	102,741	0.00%	25.56%
2009	0.00%	115,105	7.982859	918,867	0.00%	27.12%
2009	0.50%	2,272,347	7.916522	17,989,085	0.00%	26.49%
2009	0.80%	940,788	7.876972	7,410,561	0.00%	26.11%
2009	1.00%	8,003	7.850719	62,829	0.00%	25.86%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2013	0.00%	43,783	16.263836	712,080	1.18%	35.68%
2013	0.50%	1,088,971	15.809412	17,215,991	1.18%	35.00%
2013	0.80%	325,582	15.542892	5,060,486	1.18%	34.60%
2013	1.00%	5,611	15.367716	86,228	1.18%	34.33%
2012	0.00%	50,732	11.987208	608,135	1.11%	16.35%
2012	0.50%	1,112,518	11.710634	13,028,291	1.11%	15.76%
2012	0.80%	422,872	11.547772	4,883,229	1.11%	15.42%
2012	1.00%	2,361	11.440460	27,011	1.11%	15.19%
2011	0.00%	61,520	10.303092	633,846	0.81%	-2.32%
2011	0.50%	1,245,189	10.115953	12,596,273	0.81%	-2.81%
2011	0.80%	479,786	10.005304	4,800,405	0.81%	-3.10%
2011	1.00%	2,127	9.932212	21,126	0.81%	-3.29%
2010	0.00%	65,042	10.547920	686,058	1.34%	19.63%
2010	0.50%	1,352,323	10.408149	14,075,179	1.34%	19.04%
2010	0.80%	547,009	10.325176	5,647,964	1.34%	18.68%
2010	1.00%	5,316	10.270231	54,597	1.34%	18.44%
2009	0.00%	70,473	8.817001	621,361	0.64%	30.47%
2009	0.50%	1,512,728	8.743730	13,226,885	0.64%	29.82%
2009	0.80%	609,962	8.700057	5,306,704	0.64%	29.43%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2013	0.00%	19,859	$12.544579	$249,123	0.00%	44.29%
2013	0.50%	69,680	11.715687	816,349	0.00%	43.57%
2013	0.80%	16,277	11.244880	183,033	0.00%	43.14%
2013	1.00%	70,416	10.955026	771,409	0.00%	42.85%
2012	0.00%	22,570	8.694087	196,226	0.00%	13.44%
2012	0.50%	77,757	8.160266	634,518	0.00%	12.87%
2012	0.80%	15,425	7.855846	121,176	0.00%	12.53%
2012	1.00%	78,406	7.668653	601,268	0.00%	12.31%
2011	0.00%	12,333	7.664195	94,523	0.00%	-0.65%
2011	0.50%	93,597	7.229749	676,683	0.00%	-1.14%
2011	0.80%	18,453	6.981005	128,820	0.00%	-1.44%
2011	1.00%	123,708	6.828337	844,720	0.00%	-1.63%
2010	0.00%	9,144	7.714194	70,539	0.00%	25.45%
2010	0.50%	96,747	7.313318	707,542	0.00%	24.82%
2010	0.80%	17,050	7.082879	120,763	0.00%	24.45%
2010	1.00%	69,271	6.941831	480,868	0.00%	24.20%
2009	0.00%	16,609	6.149352	102,135	0.00%	27.46%
2009	0.50%	85,760	5.858978	502,466	0.00%	26.83%
2009	0.80%	17,399	5.691397	99,025	0.00%	26.45%
2009	1.00%	19,372	5.589217	108,274	0.00%	26.19%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2013	0.00%	33,572	41.190400	1,382,844	0.82%	40.40%
2013	0.50%	98,427	38.086314	3,748,722	0.82%	39.70%
2013	0.80%	16,716	36.337305	607,414	0.82%	39.28%
2013	1.00%	14,817	28.593267	423,666	0.82%	39.00%
2013	1.30%	43	33.599044	1,445	0.82%	38.59%
2012	0.00%	37,412	29.338040	1,097,595	0.81%	20.44%
2012	0.50%	108,270	27.262957	2,951,760	0.81%	19.84%
2012	0.80%	21,125	26.089050	551,131	0.81%	19.48%
2012	1.00%	13,893	20.570124	285,781	0.81%	19.24%
2011	0.00%	43,501	24.358089	1,059,601	0.46%	-5.07%
2011	0.50%	121,991	22.748905	2,775,162	0.46%	-5.54%
2011	0.80%	23,301	21.834904	508,775	0.46%	-5.83%
2011	1.00%	20,207	17.250436	348,580	0.46%	-6.01%
2010	0.00%	45,999	25.658983	1,180,288	0.59%	26.60%
2010	0.50%	141,538	24.083789	3,408,771	0.59%	25.97%
2010	0.80%	28,308	23.185502	656,335	0.59%	25.60%
2010	1.00%	23,882	18.354081	438,332	0.59%	25.35%
2009	0.00%	53,851	20.267143	1,091,406	0.58%	26.22%
2009	0.50%	157,034	19.118176	3,002,204	0.58%	25.59%
2009	0.80%	32,510	18.460331	600,145	0.58%	25.21%
2009	1.00%	25,324	14.642760	370,813	0.58%	24.96%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2013	0.00%	46,240	$52.204120	$2,413,919	0.14%	40.91%
2013	0.50%	219,955	62.948145	13,845,759	0.14%	40.20%
2013	0.80%	58,555	60.248434	3,527,847	0.14%	39.78%
2013	1.00%	19,379	22.955484	444,854	0.14%	39.51%
2012	0.00%	52,840	37.048983	1,957,668	0.15%	15.50%
2012	0.50%	237,355	44.897637	10,656,679	0.15%	14.93%
2012	0.80%	70,077	43.101045	3,020,392	0.15%	14.58%
2012	1.00%	22,830	16.454928	375,666	0.15%	14.35%
2011	0.00%	58,368	32.076366	1,872,233	0.53%	-5.56%
2011	0.50%	267,316	39.066862	10,443,197	0.53%	-6.03%
2011	0.80%	80,173	37.616516	3,015,829	0.53%	-6.31%
2011	1.00%	26,131	14.389885	376,022	0.53%	-6.50%
2010	0.00%	67,976	33.964289	2,308,757	0.29%	25.32%
2010	0.50%	306,407	41.573237	12,738,331	0.29%	24.69%
2010	0.80%	91,283	40.149925	3,665,006	0.29%	24.32%
2010	1.00%	27,683	15.389709	426,033	0.29%	24.07%
2009	0.00%	77,583	27.102331	2,102,680	0.27%	34.70%
2009	0.50%	340,812	33.340069	11,362,696	0.27%	34.03%
2009	0.80%	103,817	32.295248	3,352,796	0.27%	33.63%
2009	1.00%	29,328	12.403715	363,776	0.27%	33.36%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2013	0.00%	8,647	20.909005	180,800	2.58%	-1.12%
2013	0.50%	43,819	19.528307	855,711	2.58%	-1.62%
2013	0.80%	3,985	18.743985	74,695	2.58%	-1.91%
2013	1.00%	20,238	17.873021	361,714	2.58%	-2.11%
2012	0.00%	14,422	21.146740	304,978	2.55%	12.25%
2012	0.50%	60,062	19.849367	1,192,193	2.55%	11.69%
2012	0.80%	6,494	19.109390	124,096	2.55%	11.35%
2012	1.00%	31,800	18.257940	580,602	2.55%	11.13%
2011	0.00%	13,494	18.839019	254,214	4.57%	5.55%
2011	0.50%	62,879	17.772057	1,117,489	4.57%	5.02%
2011	0.80%	7,241	17.161065	124,263	4.57%	4.71%
2011	1.00%	33,462	16.429316	549,758	4.57%	4.50%
2010	0.00%	13,008	17.848904	232,179	5.92%	10.59%
2010	0.50%	47,334	16.922173	800,994	5.92%	10.04%
2010	0.80%	7,395	16.389349	121,199	5.92%	9.71%
2010	1.00%	20,023	15.721825	314,798	5.92%	9.49%
2009	0.00%	12,961	16.140130	209,192	10.24%	24.38%
2009	0.50%	63,508	15.378776	976,675	10.24%	23.76%
2009	0.80%	8,435	14.939280	126,013	10.24%	23.39%
2009	1.00%	12,411	14.359495	178,216	10.24%	23.14%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2013	0.00%	1,221	11.450912	13,982	1.47%	0.11%
2013	0.50%	48,316	11.131047	537,808	1.47%	-0.39%
2013	0.80%	2,944	10.943432	32,217	1.47%	-0.69%
2012	0.00%	1,240	11.438838	14,184	1.41%	3.52%
2012	0.50%	42,525	11.175048	475,219	1.41%	3.01%
2012	0.80%	3,662	11.019701	40,354	1.41%	2.70%
2011	0.00%	1,279	11.049485	14,132	1.61%	1.30%
2011	0.50%	35,719	10.848926	387,513	1.61%	0.79%
2011	0.80%	4,432	10.730325	47,557	1.61%	0.49%
2010	0.00%	2,211	10.907906	24,117	1.12%	2.42%
2010	0.50%	41,583	10.763451	447,577	1.12%	1.91%
2010	0.80%	4,742	10.677685	50,634	1.12%	1.60%
2009	0.00%	3,355	10.650192	35,731	2.72%	7.11%
2009	0.50%	177,387	10.561833	1,873,532	2.72%	6.58%
2009	0.80%	7,304	10.509149	76,759	2.72%	6.26%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2013	0.00%	287,453	$22.538634	$6,467,799	0.78%	36.70%
2013	0.50%	1,711,729	22.019016	37,690,588	0.78%	36.02%
2013	0.80%	350,527	21.712988	7,610,989	0.78%	35.61%
2013	1.00%	108,862	21.511366	2,341,770	0.78%	35.34%
2013	1.30%	2	21.212389	42	0.78%	34.94%
2012	0.00%	338,602	16.487341	5,582,647	0.69%	18.68%
2012	0.50%	1,901,644	16.187910	30,783,642	0.69%	18.09%
2012	0.80%	439,107	16.010853	7,030,478	0.69%	17.74%
2012	1.00%	137,473	15.893913	2,184,984	0.69%	17.50%
2012	1.30%	2	15.720064	31	0.69%	17.15%
2011	0.00%	383,225	13.891692	5,323,644	0.67%	-2.23%
2011	0.50%	2,143,935	13.707902	29,388,851	0.67%	-2.72%
2011	0.80%	511,317	13.598787	6,953,291	0.67%	-3.01%
2011	1.00%	199,807	13.526537	2,702,697	0.67%	-3.20%
2011	1.30%	2	13.418859	27	0.67%	-3.49%
2010	0.00%	485,396	14.209081	6,897,031	0.06%	8.80%
2010	0.50%	2,560,843	14.091225	36,085,415	0.06%	8.26%
2010	0.80%	584,895	14.020971	8,200,796	0.06%	7.93%
2010	1.00%	242,433	13.974338	3,387,841	0.06%	7.72%
2010	1.30%	2	13.904670	28	0.06%	7.40%
2009	0.80%	91	12.990421	1,182	0.07%	29.90%	5/1/2009
2009	1.00%	393	12.973105	5,098	0.07%	29.73%	5/1/2009
Templeton NVIT International Value Fund - Class III (NVTIV3)
2013	0.00%	65	17.430436	1,133	2.50%	20.09%
2013	0.50%	9,731	17.028404	165,703	2.50%	19.50%
2013	0.80%	722	16.791684	12,124	2.50%	19.14%
2012	0.00%	1,527	14.513999	22,163	3.34%	19.56%
2012	0.50%	4,570	14.250281	65,124	3.34%	18.97%
2012	0.80%	537	14.094377	7,569	3.34%	18.61%
2011	0.00%	176	12.139096	2,136	2.58%	-12.43%
2011	0.50%	2,840	11.978398	34,019	2.58%	-12.86%
2011	0.80%	968	11.883015	11,503	2.58%	-13.12%
2010	0.50%	2,751	13.746466	37,817	2.73%	5.82%
2010	0.80%	565	13.677945	7,728	2.73%	5.50%
2009	0.50%	868	12.990964	11,276	0.77%	29.91%	5/1/2009
2009	0.80%	106	12.965005	1,374	0.77%	29.65%	5/1/2009
Invesco NVIT Comstock Value Fund - Class I (EIF)
2013	0.00%	422	25.891306	10,926	0.00%	35.64%
2013	0.50%	26,632	24.546498	653,722	0.00%	34.96%
2013	0.80%	3,761	23.773344	89,412	0.00%	34.56%
2012	0.00%	4,266	19.088364	81,431	1.07%	18.46%
2012	0.50%	19,373	18.187529	352,347	1.07%	17.87%
2012	0.80%	3,872	17.667550	68,409	1.07%	17.52%
2011	0.00%	3,018	16.113167	48,630	1.30%	-2.32%
2011	0.50%	31,295	15.429859	482,877	1.30%	-2.81%
2011	0.80%	5,701	15.033857	85,708	1.30%	-3.10%
2010	0.00%	3,786	16.496681	62,456	1.54%	15.77%
2010	0.50%	37,441	15.876158	594,419	1.54%	15.19%
2010	0.80%	6,522	15.515100	101,189	1.54%	14.85%
2009	0.00%	4,308	14.249315	61,386	1.11%	28.55%
2009	0.50%	33,022	13.781994	455,109	1.11%	27.91%
2009	0.80%	6,110	13.508987	82,540	1.11%	27.52%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Real Estate Fund - Class I (NVRE1)
2013	0.00%	63,337	$12.221280	$774,059	1.43%	3.05%
2013	0.50%	476,506	11.879551	5,660,677	1.43%	2.53%
2013	0.80%	112,015	11.679110	1,308,236	1.43%	2.22%
2013	1.00%	17,988	11.547381	207,714	1.43%	2.02%
2012	0.00%	63,489	11.860098	752,986	1.01%	15.79%
2012	0.50%	541,058	11.586264	6,268,841	1.01%	15.21%
2012	0.80%	138,767	11.424998	1,585,413	1.01%	14.86%
2012	1.00%	23,747	11.318740	268,786	1.01%	14.63%
2011	0.00%	67,393	10.243095	690,313	0.86%	6.50%
2011	0.50%	676,021	10.056852	6,798,643	0.86%	5.97%
2011	0.80%	152,282	9.946733	1,514,708	0.86%	5.65%
2011	1.00%	23,921	9.873993	236,196	0.86%	5.44%
2010	0.00%	60,720	9.617905	583,999	1.91%	30.18%
2010	0.50%	723,190	9.490250	6,863,254	1.91%	29.53%
2010	0.80%	178,017	9.414469	1,675,936	1.91%	29.14%
2010	1.00%	17,013	9.364280	159,314	1.91%	28.89%
2009	0.00%	65,646	7.388147	485,002	2.18%	30.84%
2009	0.50%	805,068	7.326555	5,898,375	2.18%	30.18%
2009	0.80%	203,153	7.289844	1,480,954	2.18%	29.79%
2009	1.00%	198	7.265473	1,439	2.18%	29.53%
NVIT Small Cap Index Fund Class II (NVSIX2)
2013	0.50%	3,474	12.637682	43,903	1.91%	26.38%	5/1/2013
2013	0.80%	717	12.612416	9,043	1.91%	26.12%	5/1/2013
NVIT S&P 500 Index Fund Class I (GVEX1)
2013	0.50%	81,634	11.796496	962,995	2.98%	17.96%	5/1/2013
2013	0.80%	1,118	11.772890	13,162	2.98%	17.73%	5/1/2013
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)
2013	0.80%	223	10.853777	2,420	1.00%	8.54%	5/1/2013
VPS Growth and Income Portfolio - Class A (ALVGIA)
2013	0.00%	1,123	24.539482	27,558	1.00%	34.96%
2013	0.50%	28,579	23.264880	664,887	1.00%	34.29%
2013	0.80%	3,190	22.532174	71,878	1.00%	33.89%
2012	0.00%	1,144	18.182276	20,801	1.48%	17.52%
2012	0.50%	13,210	17.324203	228,853	1.48%	16.94%
2012	0.80%	2,673	16.828957	44,984	1.48%	16.59%
2011	0.00%	1,168	15.470995	18,070	1.34%	6.32%
2011	0.50%	15,467	14.814923	229,142	1.34%	5.79%
2011	0.80%	2,845	14.434748	41,067	1.34%	5.47%
2010	0.00%	579	14.551780	8,425	0.00%	13.09%
2010	0.50%	13,218	14.004383	185,110	0.00%	12.53%
2010	0.80%	3,483	13.685906	47,668	0.00%	12.19%
2009	0.00%	6,768	12.867191	87,085	4.22%	20.82%
2009	0.50%	22,233	12.445189	276,694	4.22%	20.22%
2009	0.80%	4,088	12.198669	49,868	4.22%	19.86%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2013	0.00%	2,802	35.921574	100,652	0.61%	38.06%
2013	0.50%	25,928	34.055816	882,999	0.61%	37.37%
2013	0.80%	4,748	32.983198	156,604	0.61%	36.96%
2012	0.00%	3,380	26.019263	87,945	0.48%	18.75%
2012	0.50%	30,458	24.791368	755,095	0.48%	18.15%
2012	0.80%	6,050	24.082624	145,700	0.48%	17.80%
2011	0.00%	7,367	21.911401	161,421	0.52%	-8.39%
2011	0.50%	33,867	20.982250	710,606	0.52%	-8.85%
2011	0.80%	6,262	20.443783	128,019	0.52%	-9.12%
2010	0.00%	5,927	23.918151	141,763	0.49%	26.91%
2010	0.50%	44,590	23.018557	1,026,397	0.49%	26.28%
2010	0.80%	7,246	22.495125	163,000	0.49%	25.90%
2009	0.00%	3,930	18.846934	74,068	1.08%	42.86%
2009	0.50%	29,568	18.228862	538,991	1.08%	42.14%
2009	0.80%	4,957	17.867799	88,571	1.08%	41.72%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Balanced Fund - Class I (ACVB)
2013	0.00%	15,025	$30.797107	$462,727	1.61%	17.43%
2013	0.50%	83,445	37.428588	3,123,229	1.61%	16.84%
2013	0.80%	19,379	36.009620	697,830	1.61%	16.49%
2013	1.00%	55,383	16.411564	908,922	1.61%	16.26%
2013	1.30%	2	32.309012	65	1.61%	15.91%
2012	0.00%	15,313	26.226727	401,610	2.08%	11.80%
2012	0.50%	78,313	32.033774	2,508,661	2.08%	11.24%
2012	0.80%	23,027	30.911891	711,808	2.08%	10.91%
2012	1.00%	50,790	14.116446	716,974	2.08%	10.69%
2012	1.30%	6	27.874115	167	2.08%	10.35%
2011	0.00%	17,832	23.458367	418,310	1.88%	5.33%
2011	0.50%	70,885	28.796383	2,041,232	1.88%	4.81%
2011	0.80%	24,908	27.871548	694,225	1.88%	4.49%
2011	1.00%	50,131	12.753560	639,349	1.88%	4.29%
2011	1.30%	1	25.258809	25	1.88%	3.97%
2010	0.00%	20,936	22.270938	466,264	1.89%	11.64%
2010	0.50%	75,406	27.475433	2,071,813	1.89%	11.08%
2010	0.80%	27,822	26.672710	742,088	1.89%	10.75%
2010	1.00%	53,697	12.229364	656,680	1.89%	10.53%
2010	1.30%	1	24.293201	24	1.89%	10.19%
2009	0.00%	22,461	19.949729	448,091	5.53%	15.48%
2009	0.50%	86,103	24.735048	2,129,762	5.53%	14.91%
2009	0.80%	29,897	24.084460	720,053	5.53%	14.56%
2009	1.00%	55,234	11.064741	611,150	5.53%	14.33%
2009	1.30%	1	22.045707	22	5.53%	13.99%
VP Capital Appreciation Fund - Class I (ACVCA)
2013	0.00%	10,970	32.634394	357,999	0.00%	30.92%
2013	0.50%	490	78.645463	38,536	0.00%	30.27%
2013	0.80%	590	47.879398	28,249	0.00%	29.88%
2013	1.00%	88,819	15.404738	1,368,233	0.00%	29.62%
2013	1.30%	51	46.376355	2,365	0.00%	29.23%
2012	0.00%	11,127	24.926638	277,359	0.00%	16.00%
2012	0.50%	492	60.371528	29,703	0.00%	15.42%
2012	0.80%	545	36.864587	20,091	0.00%	15.08%
2012	1.00%	95,454	11.884565	1,134,429	0.00%	14.84%
2012	1.30%	27	35.886221	969	0.00%	14.50%
2011	0.00%	11,225	21.488190	241,205	0.00%	-6.51%
2011	0.50%	495	52.305178	25,891	0.00%	-6.97%
2011	0.80%	461	32.035223	14,768	0.00%	-7.25%
2011	1.00%	98,038	10.348382	1,014,535	0.00%	-7.44%
2011	1.30%	3	31.341703	94	0.00%	-7.71%
2010	0.00%	13,217	22.983587	303,774	0.00%	31.29%
2010	0.50%	498	56.225138	28,000	0.00%	30.64%
2010	0.80%	486	34.539358	16,786	0.00%	30.25%
2010	1.00%	108,509	11.179591	1,213,086	0.00%	29.99%
2009	0.00%	13,421	17.505890	234,947	1.33%	37.07%
2009	0.50%	504	43.039250	21,692	1.33%	36.39%
2009	0.80%	465	26.518517	12,331	1.33%	35.98%
2009	1.00%	128,037	8.600594	1,101,194	1.33%	35.71%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Income & Growth Fund - Class I (ACVIG)
2013	0.00%	19,481	$21.585591	$420,509	2.26%	35.82%
2013	0.50%	69,689	19.959048	1,390,926	2.26%	35.14%
2013	0.80%	8,198	19.042593	156,111	2.26%	34.74%
2013	1.00%	42,265	15.252150	644,632	2.26%	34.47%
2012	0.00%	19,436	15.892761	308,892	2.03%	14.74%
2012	0.50%	67,927	14.768780	1,003,199	2.03%	14.17%
2012	0.80%	8,532	14.132942	120,582	2.03%	13.83%
2012	1.00%	8,072	11.342396	91,556	2.03%	13.60%
2011	0.00%	24,364	13.850615	337,456	1.54%	3.11%
2011	0.50%	91,748	12.935713	1,186,826	1.54%	2.60%
2011	0.80%	10,171	12.416062	126,284	1.54%	2.29%
2011	1.00%	8,410	9.984507	83,970	1.54%	2.09%
2010	0.00%	25,652	13.432615	344,573	1.54%	14.15%
2010	0.50%	101,037	12.608071	1,273,882	1.54%	13.58%
2010	0.80%	12,313	12.137849	149,453	1.54%	13.24%
2010	1.00%	7,003	9.780279	68,491	1.54%	13.01%
2009	0.00%	26,440	11.767915	311,144	5.01%	18.10%
2009	0.50%	101,794	11.100863	1,130,001	5.01%	17.51%
2009	0.80%	15,113	10.718927	161,995	5.01%	17.16%
2009	1.00%	7,280	8.654230	63,003	5.01%	16.92%
American Century VP Inflation Protection Fund - Class II (ACVIP2)
2013	0.00%	18,670	15.452863	288,505	1.65%	-8.48%
2013	0.50%	63,472	14.648742	929,785	1.65%	-8.94%
2013	0.80%	11,140	14.185241	158,024	1.65%	-9.21%
2012	0.00%	26,763	16.884507	451,880	2.37%	7.39%
2012	0.50%	103,784	16.086145	1,669,484	2.37%	6.85%
2012	0.80%	13,907	15.623984	217,283	2.37%	6.53%
2011	0.00%	25,289	15.723236	397,625	4.00%	11.74%
2011	0.50%	117,480	15.055027	1,768,665	4.00%	11.19%
2011	0.80%	16,947	14.666531	248,554	4.00%	10.86%
2010	0.00%	23,941	14.070730	336,867	1.70%	5.12%
2010	0.50%	96,102	13.540060	1,301,227	1.70%	4.59%
2010	0.80%	15,032	13.230161	198,876	1.70%	4.28%
2009	0.00%	22,549	13.385524	301,830	1.82%	10.21%
2009	0.50%	108,771	12.945320	1,408,075	1.82%	9.66%
2009	0.80%	13,631	12.687145	172,938	1.82%	9.33%
VP International Fund - Class I (ACVI)
2013	0.00%	10,192	30.476017	310,612	1.69%	22.41%
2013	0.80%	572	29.359593	16,794	1.69%	21.44%
2013	1.00%	25,351	12.208224	309,491	1.69%	21.19%
2012	0.00%	13,233	24.896683	329,458	0.85%	21.16%
2012	0.80%	572	24.177125	13,829	0.85%	20.19%
2012	1.00%	27,108	10.073381	273,069	0.85%	19.95%
2011	0.00%	14,027	20.548394	288,232	1.43%	-12.04%
2011	0.80%	572	20.115095	11,506	1.43%	-12.74%
2011	1.00%	29,115	8.397753	244,501	1.43%	-12.92%
2010	0.00%	15,900	23.361398	371,446	2.37%	13.29%
2010	0.50%	133	23.825547	3,169	2.37%	12.73%
2010	0.80%	572	23.052345	13,186	2.37%	12.39%
2010	1.00%	42,377	9.643270	408,653	2.37%	12.17%
2009	0.00%	16,897	20.620545	348,425	3.20%	33.76%
2009	0.80%	572	20.510931	11,732	3.20%	32.70%
2009	1.00%	54,101	8.597301	465,123	3.20%	32.43%
VP International Fund - Class III (ACVI3)
2013	0.00%	10,941	18.795597	205,643	1.61%	22.41%
2012	0.00%	13,657	15.354631	209,698	0.81%	21.16%
2011	0.00%	16,408	12.672898	207,937	1.42%	-12.04%
2010	0.00%	16,935	14.407773	243,996	2.25%	13.29%
2009	0.00%	17,215	12.717392	218,930	3.37%	33.76%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Mid Cap Value Fund - Class I (ACVMV1)
2013	0.00%	3,576	$23.448028	$83,850	1.27%	30.11%
2013	0.50%	76,643	22.453819	1,720,928	1.27%	29.47%
2013	0.80%	5,677	21.877612	124,199	1.27%	29.08%
2012	0.00%	2,582	18.021035	46,530	1.97%	16.33%
2012	0.50%	68,118	17.343371	1,181,396	1.97%	15.75%
2012	0.80%	5,768	16.949046	97,762	1.97%	15.40%
2011	0.00%	2,657	15.491583	41,161	1.31%	-0.69%
2011	0.50%	84,192	14.983934	1,261,527	1.31%	-1.19%
2011	0.80%	7,564	14.687355	111,095	1.31%	-1.48%
2010	0.00%	4,230	15.599747	65,987	2.37%	19.25%
2010	0.50%	78,645	15.164047	1,192,576	2.37%	18.66%
2010	0.80%	9,365	14.908480	139,618	2.37%	18.30%
2009	0.00%	3,761	13.081223	49,198	3.82%	29.94%
2009	0.50%	65,407	12.779527	835,871	3.82%	29.30%
2009	0.80%	9,006	12.601860	113,492	3.82%	28.91%
VP Ultra(R) Fund - Class I (ACVU1)
2013	1.00%	10,891	17.048782	185,678	0.31%	35.71%
2012	0.00%	2,867	13.977037	40,072	0.00%	13.92%
2012	1.00%	3,221	12.562574	40,464	0.00%	12.79%
2011	0.00%	1,197	12.268729	14,686	0.00%	1.07%
2011	1.00%	2,829	11.138189	31,510	0.00%	0.06%
2010	0.00%	1,897	12.139312	23,028	0.59%	16.08%
2010	1.00%	1,507	11.131199	16,775	0.59%	14.93%
2009	0.00%	2,677	10.457353	27,994	0.46%	34.48%
2009	1.00%	2,132	9.685187	20,649	0.46%	33.14%
VP Value Fund - Class I (ACVV)
2010	0.80%	5	23.542842	118	1.67%	10.31%
2009	0.00%	56,018	23.686331	1,326,861	5.84%	19.86%
2009	0.50%	202,297	22.072010	4,465,101	5.84%	19.27%
2009	0.80%	43,721	21.343028	933,139	5.84%	18.91%
2009	1.00%	42,294	15.543434	657,394	5.84%	18.67%
VP Vista(SM) Fund - Class I (ACVVS1)
2013	0.00%	2,561	18.872253	48,332	0.00%	30.17%
2012	0.00%	2,628	14.497885	38,100	0.00%	15.61%
2011	0.00%	2,700	12.539840	33,858	0.00%	-7.89%
2010	0.00%	3,086	13.614679	42,015	0.00%	23.88%
2009	0.00%	3,463	10.990064	38,059	0.00%	22.47%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2013	0.00%	15,916	27.964008	445,075	1.04%	40.71%
2013	0.50%	59,482	26.379283	1,569,093	1.04%	40.01%
2013	0.80%	7,470	25.471900	190,275	1.04%	39.59%
2013	1.00%	15,299	24.884316	380,705	1.04%	39.31%
2013	1.30%	10	24.028258	240	1.04%	38.90%
2012	0.00%	18,874	19.873008	375,083	0.48%	15.74%
2012	0.50%	52,183	18.840668	983,163	0.48%	15.16%
2012	0.80%	8,047	18.247194	146,835	0.48%	14.82%
2012	1.00%	16,022	17.861918	286,184	0.48%	14.59%
2012	1.30%	10	17.299211	173	0.48%	14.24%
2011	0.00%	20,644	17.170194	354,461	0.57%	0.56%
2011	0.50%	66,923	16.360013	1,094,861	0.57%	0.06%
2011	0.80%	9,732	15.892376	154,665	0.57%	-0.24%
2011	1.00%	19,008	15.588032	296,297	0.57%	-0.44%
2010	0.00%	22,647	17.074091	386,677	0.55%	25.83%
2010	0.50%	53,266	16.349821	870,890	0.55%	25.20%
2010	0.80%	11,107	15.930108	176,936	0.55%	24.82%
2010	1.00%	22,243	15.656264	348,242	0.55%	24.58%
2009	0.00%	23,938	13.569574	324,828	2.51%	25.03%
2009	0.50%	57,317	13.059017	748,504	2.51%	24.40%
2009	0.80%	10,571	12.761955	134,907	2.51%	24.03%
2009	1.00%	13,278	12.567656	166,873	2.51%	23.78%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Appreciation Portfolio - Initial Shares (DCAP)
2013	0.00%	33,660	$26.874296	$904,589	1.94%	21.10%
2013	0.50%	128,801	24.677241	3,178,453	1.94%	20.50%
2013	0.80%	20,833	23.558053	490,785	1.94%	20.14%
2013	1.00%	28,821	15.666152	451,514	1.94%	19.90%
2012	0.00%	37,329	22.191274	828,378	3.67%	10.43%
2012	0.50%	162,809	20.479145	3,334,189	3.67%	9.88%
2012	0.80%	25,384	19.609067	497,757	3.67%	9.55%
2012	1.00%	32,456	13.066159	424,075	3.67%	9.33%
2011	0.00%	40,442	20.095335	812,696	1.56%	9.01%
2011	0.50%	173,907	18.638060	3,241,289	1.56%	8.47%
2011	0.80%	26,334	17.899937	471,377	1.56%	8.15%
2011	1.00%	80,749	11.951238	965,051	1.56%	7.93%
2010	0.00%	39,151	18.434129	721,715	2.17%	15.32%
2010	0.50%	132,417	17.182815	2,275,297	2.17%	14.74%
2010	0.80%	26,721	16.551777	442,280	2.17%	14.40%
2010	1.00%	65,892	11.073168	729,633	2.17%	14.17%
2009	0.00%	53,869	15.985658	861,131	2.65%	22.56%
2009	0.50%	142,023	14.975150	2,126,816	2.65%	21.95%
2009	0.80%	31,383	14.468488	454,065	2.65%	21.58%
2009	1.00%	67,951	9.698799	659,043	2.65%	21.34%
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2013	0.00%	1,210	22.325546	27,014	0.00%	48.55%
2013	0.50%	23,615	21.165757	499,829	0.00%	47.81%
2013	0.80%	3,994	20.499021	81,873	0.00%	47.37%
2012	0.00%	705	15.029274	10,596	0.00%	20.56%
2012	0.50%	24,300	14.319838	347,972	0.00%	19.96%
2012	0.80%	4,702	13.910361	65,407	0.00%	19.60%
2011	0.00%	754	12.465849	9,399	0.40%	-13.85%
2011	0.50%	13,055	11.937082	155,839	0.40%	-14.27%
2011	0.80%	3,371	11.630664	39,207	0.40%	-14.53%
2010	0.00%	166	14.469098	2,402	0.56%	31.15%
2010	0.50%	12,962	13.924754	180,493	0.56%	30.50%
2010	0.80%	3,247	13.608033	44,185	0.56%	30.11%
2009	0.00%	184	11.032594	2,030	2.01%	26.04%
2009	0.50%	6,951	10.670685	74,172	2.01%	25.41%
2009	0.80%	3,260	10.459262	34,097	2.01%	25.03%
Growth and Income Portfolio - Initial Shares (DGI)
2013	0.00%	11,166	25.605002	285,905	0.91%	36.78%
2013	0.50%	37,868	23.387364	885,633	0.91%	36.10%
2013	0.80%	13,026	22.345264	291,069	0.91%	35.69%
2013	1.00%	8,408	14.962784	125,807	0.91%	35.42%
2012	0.00%	12,903	18.719510	241,538	1.43%	18.07%
2012	0.50%	40,511	17.183862	696,135	1.43%	17.48%
2012	0.80%	14,291	16.467463	235,337	1.43%	17.13%
2012	1.00%	7,789	11.048962	86,060	1.43%	16.90%
2011	0.00%	13,600	15.854162	215,617	1.22%	-2.79%
2011	0.50%	45,849	14.626679	670,619	1.22%	-3.28%
2011	0.80%	15,440	14.059096	217,072	1.22%	-3.57%
2011	1.00%	10,648	9.451977	100,645	1.22%	-3.76%
2010	0.00%	22,084	16.309863	360,187	1.21%	18.61%
2010	0.50%	50,734	15.122378	767,219	1.21%	18.02%
2010	0.80%	18,856	14.579135	274,904	1.21%	17.66%
2010	1.00%	11,227	9.821184	110,262	1.21%	17.43%
2009	0.00%	23,756	13.751257	326,675	1.34%	28.79%
2009	0.50%	56,255	12.813906	720,846	1.34%	28.14%
2009	0.80%	20,532	12.390653	254,405	1.34%	27.76%
2009	1.00%	13,887	8.363624	116,146	1.34%	27.50%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Managed Tail Risk Fund II: Primary Shares (FVCA2P)
2013	0.00%	4,327	$18.551848	$80,274	1.20%	16.45%
2013	0.50%	4,563	17.588218	80,255	1.20%	15.87%
2013	0.80%	82	17.034230	1,397	1.20%	15.52%
2012	0.00%	4,187	15.930913	66,703	0.34%	10.17%
2012	0.50%	4,661	15.179088	70,750	0.34%	9.62%
2012	0.80%	221	14.745134	3,259	0.34%	9.29%
2011	0.50%	4,897	13.846587	67,807	0.65%	-5.76%
2011	0.80%	217	13.491250	2,928	0.65%	-6.05%
2010	0.50%	14,445	14.693647	212,250	0.68%	12.51%
2010	0.80%	204	14.359505	2,929	0.68%	12.17%
2009	0.50%	4,369	13.059781	57,058	1.80%	12.91%
2009	0.80%	1,183	12.801099	15,144	1.80%	12.58%
Quality Bond Fund II - Primary Shares (FQB)
2013	0.00%	11,973	17.856455	213,795	4.39%	1.03%
2013	0.50%	46,659	16.844649	785,954	4.39%	0.53%
2013	0.80%	7,985	16.265318	129,879	4.39%	0.23%
2013	1.00%	28,000	15.890171	444,925	4.39%	0.03%
2012	0.00%	21,760	17.673540	384,576	4.06%	9.72%
2012	0.50%	56,912	16.755664	953,598	4.06%	9.17%
2012	0.80%	9,428	16.228008	152,998	4.06%	8.85%
2012	1.00%	36,141	15.885465	574,117	4.06%	8.63%
2011	0.00%	26,489	16.107550	426,673	4.81%	2.27%
2011	0.50%	56,565	15.347745	868,145	4.81%	1.76%
2011	0.80%	11,285	14.909191	168,250	4.81%	1.46%
2011	1.00%	40,098	14.623773	586,384	4.81%	1.26%
2010	0.00%	26,373	15.749680	415,366	5.38%	8.50%
2010	0.50%	63,895	15.081764	963,649	5.38%	7.96%
2010	0.80%	13,761	14.694701	202,214	5.38%	7.64%
2010	1.00%	9,531	14.442169	137,648	5.38%	7.42%
2009	0.00%	29,675	14.515295	430,741	5.89%	20.43%
2009	0.50%	70,869	13.969361	989,995	5.89%	19.83%
2009	0.80%	12,329	13.651720	168,312	5.89%	19.48%
2009	1.00%	37,387	13.443967	502,630	5.89%	19.24%
Equity-Income Portfolio - Initial Class (FEIP)
2013	0.00%	123,946	34.412915	4,265,343	2.48%	28.15%
2013	0.50%	321,894	86.987217	28,000,663	2.48%	27.51%
2013	0.80%	119,758	70.110604	8,396,306	2.48%	27.13%
2013	1.00%	201,751	17.620899	3,555,034	2.48%	26.87%
2013	1.30%	190	62.439911	11,864	2.48%	26.49%
2012	0.00%	136,674	26.854210	3,670,272	3.10%	17.31%
2012	0.50%	348,829	68.220701	23,797,359	3.10%	16.72%
2012	0.80%	143,114	55.150112	7,892,753	3.10%	16.37%
2012	1.00%	251,923	13.888604	3,498,859	3.10%	16.14%
2012	1.30%	120	49.362236	5,923	3.10%	15.79%
2011	0.00%	149,096	22.892147	3,413,128	2.36%	0.97%
2011	0.50%	379,343	58.447557	22,171,672	2.36%	0.47%
2011	0.80%	160,230	47.391689	7,593,570	2.36%	0.17%
2011	1.00%	263,003	11.958724	3,145,180	2.36%	-0.03%
2011	1.30%	1	42.631104	43	2.36%	-0.33%
2010	0.00%	175,971	22.671870	3,989,592	1.81%	15.15%
2010	0.50%	441,234	58.174736	25,668,671	1.81%	14.58%
2010	0.80%	179,902	47.311929	8,511,511	1.81%	14.23%
2010	1.00%	304,964	11.962455	3,648,118	1.81%	14.00%
2010	1.30%	1	42.772276	43	1.81%	13.66%
2009	0.00%	200,574	19.689180	3,949,138	2.24%	30.21%
2009	0.50%	500,783	50.774293	25,426,903	2.24%	29.56%
2009	0.80%	202,135	41.417283	8,371,882	2.24%	29.17%
2009	1.00%	351,952	10.492986	3,693,027	2.24%	28.91%
2009	1.30%	1	37.630730	38	2.24%	28.53%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
High Income Portfolio - Initial Class (FHIP)
2013	0.00%	76,527	$23.657339	$1,810,425	5.55%	5.95%
2013	0.50%	84,651	48.878642	4,137,626	5.55%	5.42%
2013	0.80%	27,795	44.974878	1,250,077	5.55%	5.10%
2013	1.00%	68,487	17.397965	1,191,534	5.55%	4.89%
2013	1.30%	20	44.129723	883	5.55%	4.58%
2012	0.00%	79,361	22.329447	1,772,087	5.44%	14.23%
2012	0.50%	97,105	46.366278	4,502,397	5.44%	13.66%
2012	0.80%	35,866	42.791316	1,534,753	5.44%	13.32%
2012	1.00%	79,435	16.586419	1,317,542	5.44%	13.09%
2012	1.30%	4	42.197632	169	5.44%	12.75%
2011	0.00%	71,464	19.548118	1,396,987	6.27%	4.03%
2011	0.50%	147,031	40.794842	5,998,106	6.27%	3.51%
2011	0.80%	42,868	37.762814	1,618,816	6.27%	3.20%
2011	1.00%	63,903	14.666687	937,245	6.27%	3.00%
2010	0.00%	87,453	18.790698	1,643,303	7.26%	13.82%
2010	0.50%	165,396	39.410184	6,518,287	7.26%	13.26%
2010	0.80%	51,403	36.590379	1,880,855	7.26%	12.92%
2010	1.00%	89,511	14.239694	1,274,609	7.26%	12.69%
2009	0.00%	100,115	16.508703	1,652,769	7.68%	43.96%
2009	0.50%	190,562	34.797509	6,631,083	7.68%	43.24%
2009	0.80%	61,557	32.404743	1,994,739	7.68%	42.81%
2009	1.00%	159,831	12.636025	2,019,629	7.68%	42.53%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2013	0.00%	22,166	30.590553	678,070	1.55%	15.71%
2013	0.50%	147,566	52.044253	7,679,962	1.55%	15.13%
2013	0.80%	49,960	44.017089	2,199,094	1.55%	14.78%
2013	1.00%	135,008	15.777445	2,130,081	1.55%	14.56%
2013	1.30%	222	44.605427	9,902	1.55%	14.21%
2012	0.00%	26,092	26.438122	689,823	1.49%	12.48%
2012	0.50%	159,628	45.205009	7,215,985	1.49%	11.92%
2012	0.80%	61,726	38.347550	2,367,041	1.49%	11.58%
2012	1.00%	141,671	13.772768	1,951,202	1.49%	11.36%
2012	1.30%	138	39.054823	5,390	1.49%	11.03%
2011	0.00%	28,280	23.504361	664,703	1.89%	-2.56%
2011	0.50%	188,094	40.390644	7,597,238	1.89%	-3.05%
2011	0.80%	68,594	34.366682	2,357,348	1.89%	-3.34%
2011	1.00%	168,991	12.367780	2,090,044	1.89%	-3.53%
2011	1.30%	1	35.176377	35	1.89%	-3.82%
2010	0.00%	33,987	24.122023	819,835	1.69%	14.26%
2010	0.50%	209,604	41.659364	8,731,969	1.69%	13.69%
2010	0.80%	76,588	35.552451	2,722,891	1.69%	13.35%
2010	1.00%	185,080	12.820073	2,372,739	1.69%	13.13%
2010	1.30%	1	36.572093	37	1.69%	12.79%
2009	0.00%	37,939	21.110749	800,921	2.27%	29.11%
2009	0.50%	232,760	36.641407	8,528,654	2.27%	28.47%
2009	0.80%	84,006	31.363945	2,634,760	2.27%	28.08%
2009	1.00%	186,964	11.332339	2,118,739	2.27%	27.83%
2009	1.30%	1	32.425044	32	2.27%	27.45%
VIP Contrafund(R) Portfolio - Initial Class (FCP)
2010	0.50%	1	37.528108	38	0.05%	14.11%
2010	0.80%	473	36.264896	17,153	0.05%	13.78%
2009	0.00%	179,893	29.787895	5,358,634	1.36%	35.71%
2009	0.50%	895,768	32.887636	29,459,692	1.36%	35.03%
2009	0.80%	202,693	31.871810	6,460,193	1.36%	34.63%
2009	1.00%	227,784	12.045454	2,743,762	1.36%	34.36%
2009	1.30%	1	29.643503	30	1.36%	33.96%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Energy Portfolio - Service Class 2 (FNRS2)
2013	0.00%	11,257	$22.684649	$255,361	0.70%	24.15%
2013	0.50%	87,421	21.722450	1,898,998	0.70%	23.53%
2013	0.80%	25,101	21.164829	531,258	0.70%	23.16%
2012	0.00%	13,031	18.272664	238,111	0.72%	4.73%
2012	0.50%	92,636	17.585266	1,629,029	0.72%	4.21%
2012	0.80%	31,070	17.185312	533,948	0.72%	3.90%
2011	0.00%	15,797	17.446617	275,604	0.77%	-5.20%
2011	0.50%	124,550	16.874679	2,101,741	0.77%	-5.67%
2011	0.80%	38,558	16.540551	637,771	0.77%	-5.95%
2010	0.00%	18,742	18.403422	344,917	0.33%	19.16%
2010	0.50%	137,864	17.889194	2,466,276	0.33%	18.56%
2010	0.80%	42,752	17.587581	751,904	0.33%	18.21%
2009	0.00%	23,134	15.444750	357,299	0.24%	47.57%
2009	0.50%	203,763	15.088373	3,074,452	0.24%	46.84%
2009	0.80%	48,768	14.878509	725,595	0.24%	46.40%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2013	0.00%	4,122	17.068509	70,356	1.64%	13.39%
2013	0.50%	17,248	16.344867	281,916	1.64%	12.83%
2013	0.80%	3,214	15.925458	51,184	1.64%	12.49%
2012	0.00%	3,524	15.052634	53,045	1.48%	11.69%
2012	0.50%	18,952	14.486686	274,552	1.48%	11.13%
2012	0.80%	2,722	14.157347	38,536	1.48%	10.79%
2011	0.00%	4,071	13.477731	54,868	2.34%	-0.28%
2011	0.50%	24,603	13.036152	320,728	2.34%	-0.78%
2011	0.80%	3,979	12.778157	50,844	2.34%	-1.08%
2010	0.00%	4,161	13.516167	56,241	1.90%	12.74%
2010	0.50%	15,610	13.138702	205,095	1.90%	12.17%
2010	0.80%	5,966	12.917291	77,065	1.90%	11.84%
2009	0.00%	1,759	11.989176	21,089	2.95%	24.15%
2009	0.50%	25,742	11.712729	301,509	2.95%	23.53%
2009	0.80%	3,521	11.549915	40,667	2.95%	23.16%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2013	0.00%	3,849	17.636606	67,883	1.67%	15.95%
2013	0.50%	53,692	16.888806	906,794	1.67%	15.38%
2013	0.80%	11,810	16.455456	194,339	1.67%	15.03%
2012	0.00%	3,913	15.209948	59,517	2.11%	13.19%
2012	0.50%	58,464	14.638015	855,797	2.11%	12.62%
2012	0.80%	15,219	14.305244	217,712	2.11%	12.28%
2011	0.00%	1,647	13.437783	22,132	2.04%	-1.12%
2011	0.50%	48,519	12.997459	630,624	2.04%	-1.62%
2011	0.80%	18,156	12.740229	231,312	2.04%	-1.91%
2010	0.00%	1,747	13.590648	23,743	2.21%	14.52%
2010	0.50%	56,685	13.211069	748,869	2.21%	13.95%
2010	0.80%	16,901	12.988424	219,517	2.21%	13.61%
2009	0.00%	469	11.867504	5,566	3.20%	28.78%
2009	0.50%	48,825	11.593819	566,068	3.20%	28.13%
2009	0.80%	15,952	11.432637	182,373	3.20%	27.75%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2013	0.00%	422	18.372029	7,753	1.64%	21.50%
2013	0.50%	53,021	17.592960	932,796	1.64%	20.89%
2013	0.80%	17,577	17.141551	301,297	1.64%	20.53%
2012	0.00%	430	15.121452	6,502	2.04%	15.48%
2012	0.50%	58,115	14.552777	845,735	2.04%	14.90%
2012	0.80%	17,634	14.221942	250,790	2.04%	14.56%
2011	0.50%	54,142	12.665066	685,712	2.06%	-3.18%
2011	0.80%	17,536	12.414407	217,699	2.06%	-3.47%
2010	0.50%	48,330	13.081107	632,210	1.95%	15.42%
2010	0.80%	19,133	12.860663	246,063	1.95%	15.08%
2009	0.50%	28,422	11.333383	322,117	2.30%	30.75%
2009	0.80%	24,962	11.175826	278,971	2.30%	30.36%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Growth Opportunities Portfolio - Initial Class (FGOP)
2010	0.50%	1	$11.641245	$12	0.00%	21.34%
2010	0.80%	11	11.215020	123	0.00%	20.99%
2009	0.00%	35,449	10.241993	363,068	0.47%	45.85%
2009	0.50%	176,900	9.594280	1,697,228	0.47%	45.12%
2009	0.80%	29,637	9.269518	274,721	0.47%	44.69%
2009	1.00%	3,666	7.004350	25,678	0.47%	44.40%
VIP Growth Portfolio - Initial Class (FGP)
2013	0.00%	150,521	32.933927	4,957,248	0.29%	36.34%
2013	0.50%	372,839	99.021065	36,918,915	0.29%	35.66%
2013	0.80%	223,483	66.557026	14,874,364	0.29%	35.25%
2013	1.00%	349,541	11.489795	4,016,154	0.29%	34.98%
2013	1.30%	213	60.092605	12,800	0.29%	34.58%
2012	0.00%	161,289	24.156554	3,896,186	0.59%	14.69%
2012	0.50%	394,207	72.994214	28,774,830	0.59%	14.12%
2012	0.80%	266,541	49.210357	13,116,578	0.59%	13.77%
2012	1.00%	385,900	8.512216	3,284,864	0.59%	13.55%
2012	1.30%	137	44.653281	6,117	0.59%	13.20%
2011	0.00%	170,592	21.062729	3,593,133	0.35%	0.20%
2011	0.50%	430,909	63.965181	27,563,172	0.35%	-0.30%
2011	0.80%	300,253	43.253084	12,986,868	0.35%	-0.59%
2011	1.00%	455,202	7.496758	3,412,539	0.35%	-0.79%
2011	1.30%	19	39.444794	749	0.35%	-1.09%
2010	0.00%	196,217	21.020180	4,124,517	0.28%	24.17%
2010	0.50%	499,742	64.155259	32,061,077	0.28%	23.55%
2010	0.80%	333,533	43.511676	14,512,580	0.28%	23.18%
2010	1.00%	534,712	7.556643	4,040,628	0.28%	22.94%
2010	1.30%	17	39.879099	678	0.28%	22.57%
2009	0.00%	206,766	16.928202	3,500,177	0.44%	28.29%
2009	0.50%	557,057	51.924855	28,925,104	0.44%	27.65%
2009	0.80%	370,706	35.322377	13,094,217	0.44%	27.26%
2009	1.00%	585,826	6.146674	3,600,881	0.44%	27.01%
2009	1.30%	17	32.535551	553	0.44%	26.63%
VIP High Income Portfolio - Initial Class R (FHIPR)
2013	0.00%	13,767	15.333544	211,097	5.83%	5.97%
2013	0.50%	163,325	14.830856	2,422,250	5.83%	5.44%
2013	0.80%	70,495	14.537202	1,024,800	5.83%	5.12%
2012	0.00%	16,543	14.470056	239,378	5.71%	14.30%
2012	0.50%	165,561	14.065803	2,328,748	5.71%	13.73%
2012	0.80%	79,055	13.828722	1,093,230	5.71%	13.39%
2011	0.00%	17,595	12.659718	222,748	6.99%	4.05%
2011	0.50%	197,547	12.367874	2,443,236	6.99%	3.53%
2011	0.80%	79,720	12.196027	972,267	6.99%	3.22%
2010	0.00%	16,672	12.167463	202,856	8.05%	13.88%
2010	0.50%	202,755	11.946381	2,422,188	8.05%	13.31%
2010	0.80%	78,191	11.815681	923,880	8.05%	12.97%
2009	0.00%	13,217	10.684849	141,222	9.14%	43.81%
2009	0.50%	224,364	10.543267	2,365,530	9.14%	43.10%
2009	0.80%	69,946	10.459227	731,581	9.14%	42.67%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2013	0.00%	18,225	$15.839600	$288,677	2.05%	-1.89%
2013	0.50%	196,708	15.016973	2,953,959	2.05%	-2.38%
2013	0.80%	15,073	14.544041	219,222	2.05%	-2.67%
2012	0.00%	28,073	16.144635	453,228	2.07%	5.77%
2012	0.50%	224,012	15.382891	3,445,952	2.07%	5.24%
2012	0.80%	21,300	14.943212	318,290	2.07%	4.92%
2011	0.00%	34,735	15.264055	530,197	3.22%	7.21%
2011	0.50%	264,186	14.616946	3,861,592	3.22%	6.67%
2011	0.80%	23,285	14.241922	331,623	3.22%	6.36%
2010	0.00%	33,476	14.237787	476,624	3.56%	7.68%
2010	0.50%	283,862	13.702324	3,889,569	3.56%	7.14%
2010	0.80%	25,942	13.390753	347,383	3.56%	6.82%
2009	0.00%	27,224	13.222437	359,968	8.76%	15.67%
2009	0.50%	290,648	12.788918	3,717,073	8.76%	15.10%
2009	0.80%	22,454	12.535648	281,475	8.76%	14.75%
VIP Mid Cap Portfolio - Service Class (FMCS)
2013	0.00%	12,172	41.045629	499,607	0.41%	36.06%
2013	0.50%	180,997	38.914038	7,043,324	0.41%	35.38%
2013	0.80%	26,480	37.688616	997,995	0.41%	34.98%
2012	0.00%	16,990	30.166927	512,536	0.49%	14.75%
2012	0.50%	189,756	28.743525	5,454,256	0.49%	14.18%
2012	0.80%	32,699	27.921947	913,020	0.49%	13.83%
2011	0.00%	21,838	26.289170	574,103	0.14%	-10.72%
2011	0.50%	229,983	25.174584	5,789,726	0.14%	-11.16%
2011	0.80%	39,066	24.528651	958,236	0.14%	-11.43%
2010	0.00%	22,098	29.444519	650,665	0.28%	28.70%
2010	0.50%	264,279	28.337312	7,488,956	0.28%	28.06%
2010	0.80%	43,070	27.693084	1,192,741	0.28%	27.68%
2009	0.00%	23,116	22.878053	528,849	0.60%	40.01%
2009	0.50%	277,478	22.127965	6,140,023	0.60%	39.32%
2009	0.80%	46,369	21.689786	1,005,734	0.60%	38.90%
VIP Overseas Portfolio - Initial Class (FOP)
2013	0.00%	28,857	27.425919	791,430	1.36%	30.44%
2013	0.50%	91,720	46.160265	4,233,820	1.36%	29.79%
2013	0.80%	21,769	34.387281	748,577	1.36%	29.40%
2013	1.00%	82,304	14.254206	1,173,178	1.36%	29.14%
2013	1.30%	542	29.175220	15,813	1.36%	28.75%
2012	0.00%	30,798	21.026341	647,569	1.93%	20.74%
2012	0.50%	104,930	35.566403	3,731,983	1.93%	20.14%
2012	0.80%	26,621	26.574860	707,449	1.93%	19.78%
2012	1.00%	83,926	11.037832	926,361	1.93%	19.54%
2012	1.30%	328	22.659824	7,432	1.93%	19.18%
2011	0.00%	33,271	17.414491	579,398	1.29%	-17.16%
2011	0.50%	118,017	29.604824	3,493,873	1.29%	-17.58%
2011	0.80%	30,982	22.187015	687,398	1.29%	-17.82%
2011	1.00%	94,368	9.233835	871,379	1.29%	-17.99%
2011	1.30%	5	19.013413	95	1.29%	-18.23%
2010	0.00%	47,968	21.022695	1,008,417	1.40%	13.11%
2010	0.50%	136,651	35.917877	4,908,214	1.40%	12.55%
2010	0.80%	37,140	26.999105	1,002,747	1.40%	12.21%
2010	1.00%	117,567	11.259025	1,323,690	1.40%	11.99%
2009	0.00%	52,438	18.585431	974,583	2.07%	26.53%
2009	0.50%	158,444	31.912691	5,056,374	2.07%	25.90%
2009	0.80%	44,371	24.060407	1,067,584	2.07%	25.52%
2009	1.00%	120,336	10.053608	1,209,811	2.07%	25.27%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Overseas Portfolio - Service Class R (FOSR)
2013	0.00%	32,000	$18.029345	$576,939	1.32%	30.30%
2013	0.50%	200,439	17.264814	3,460,542	1.32%	29.65%
2013	0.80%	46,798	16.821709	787,222	1.32%	29.26%
2012	0.00%	35,975	13.836689	497,775	1.91%	20.67%
2012	0.50%	216,949	13.316294	2,888,957	1.91%	20.07%
2012	0.80%	54,239	13.013481	705,838	1.91%	19.71%
2011	0.00%	24,016	11.466618	275,382	1.12%	-17.30%
2011	0.50%	207,184	11.090775	2,297,831	1.12%	-17.71%
2011	0.80%	53,755	10.871192	584,381	1.12%	-17.96%
2010	0.00%	33,994	13.865532	471,345	1.32%	13.01%
2010	0.50%	257,797	13.478254	3,474,653	1.32%	12.45%
2010	0.80%	57,338	13.251079	759,790	1.32%	12.11%
2009	0.00%	37,807	12.269434	463,870	2.17%	26.49%
2009	0.50%	307,164	11.986428	3,681,799	2.17%	25.86%
2009	0.80%	56,862	11.819747	672,094	2.17%	25.48%
VIP Value Strategies Portfolio - Service Class (FVSS)
2013	0.00%	9,006	24.961619	224,804	0.74%	30.44%
2013	0.50%	26,777	23.546747	630,511	0.74%	29.79%
2013	0.80%	4,896	22.736642	111,319	0.74%	29.41%
2013	1.00%	10,442	22.212133	231,939	0.74%	29.15%
2012	0.00%	9,336	19.135795	178,652	0.58%	27.10%
2012	0.50%	46,104	18.141557	836,398	0.58%	26.47%
2012	0.80%	6,450	17.570001	113,327	0.58%	26.09%
2012	1.00%	9,572	17.199023	164,629	0.58%	25.83%
2011	0.00%	19,441	15.055580	292,696	0.80%	-8.85%
2011	0.50%	36,543	14.345026	524,210	0.80%	-9.30%
2011	0.80%	5,608	13.934920	78,147	0.80%	-9.57%
2011	1.00%	6,604	13.668049	90,264	0.80%	-9.75%
2010	0.00%	25,254	16.516915	417,118	0.41%	26.45%
2010	0.50%	41,802	15.816183	661,148	0.41%	25.82%
2010	0.80%	6,185	15.410121	95,312	0.41%	25.45%
2010	1.00%	11,335	15.145229	171,671	0.41%	25.20%
2009	0.00%	21,462	13.061648	280,329	0.57%	57.40%
2009	0.50%	63,858	12.570115	802,702	0.57%	56.61%
2009	0.80%	6,437	12.284130	79,073	0.57%	56.14%
2009	1.00%	9,300	12.097114	112,503	0.57%	55.83%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2013	0.00%	11,930	16.436367	196,086	6.46%	13.94%
2013	0.50%	89,778	15.818160	1,420,123	6.46%	13.37%
2013	0.80%	14,539	15.458527	224,752	6.46%	13.03%
2012	0.00%	12,161	14.425332	175,426	6.60%	12.65%
2012	0.50%	68,091	13.952339	950,029	6.60%	12.09%
2012	0.80%	12,946	13.676069	177,050	6.60%	11.75%
2011	0.00%	11,961	12.805162	153,163	6.21%	2.38%
2011	0.50%	70,842	12.447515	881,807	6.21%	1.87%
2011	0.80%	13,328	12.237789	163,105	6.21%	1.57%
2010	0.00%	9,146	12.507001	114,389	7.07%	12.67%
2010	0.50%	63,635	12.218491	777,524	7.07%	12.11%
2010	0.80%	12,959	12.048616	156,138	7.07%	11.78%
2009	0.00%	9,101	11.100337	101,024	8.10%	35.59%
2009	0.50%	74,134	10.898585	807,956	8.10%	34.92%
2009	0.80%	12,802	10.779315	137,997	8.10%	34.52%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
2013	0.00%	13,999	$26.225783	$367,135	1.83%	30.05%
2013	0.50%	159,701	24.863682	3,970,755	1.83%	29.40%
2013	0.80%	14,322	24.080637	344,883	1.83%	29.02%
2012	0.00%	14,390	20.165763	290,185	1.95%	12.18%
2012	0.50%	171,328	19.214168	3,291,925	1.95%	11.61%
2012	0.80%	15,177	18.664910	283,277	1.95%	11.28%
2011	0.00%	27,085	17.976970	486,906	1.64%	6.29%
2011	0.50%	171,680	17.214712	2,955,422	1.64%	5.76%
2011	0.80%	17,101	16.772979	286,835	1.64%	5.45%
2010	0.00%	15,172	16.912694	256,599	1.78%	20.94%
2010	0.50%	139,647	16.276552	2,272,972	1.78%	20.34%
2010	0.80%	20,329	15.906413	323,361	1.78%	19.98%
2009	0.00%	13,906	13.984451	194,468	1.83%	17.67%
2009	0.50%	144,617	13.525832	1,956,065	1.83%	17.09%
2009	0.80%	20,222	13.257914	268,102	1.83%	16.74%
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
2013	0.00%	6,811	36.238435	246,820	1.48%	36.50%
2013	0.50%	104,422	34.356208	3,587,544	1.48%	35.82%
2013	0.80%	10,409	33.274117	346,350	1.48%	35.42%
2012	0.00%	6,825	26.547381	181,186	1.03%	18.75%
2012	0.50%	111,680	25.294569	2,824,897	1.03%	18.16%
2012	0.80%	12,551	24.571434	308,396	1.03%	17.80%
2011	0.00%	9,471	22.355324	211,727	0.95%	-3.53%
2011	0.50%	124,783	21.407336	2,671,272	0.95%	-4.01%
2011	0.80%	14,035	20.857943	292,741	0.95%	-4.29%
2010	0.00%	8,414	23.172621	194,974	0.88%	28.49%
2010	0.50%	144,260	22.301004	3,217,143	0.88%	27.85%
2010	0.80%	16,135	21.793848	351,644	0.88%	27.47%
2009	0.00%	6,834	18.034685	123,249	1.94%	29.54%
2009	0.50%	131,099	17.443192	2,286,785	1.94%	28.90%
2009	0.80%	15,469	17.097660	264,484	1.94%	28.51%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2013	0.00%	4,965	19.119582	94,929	1.94%	-0.97%
2013	0.50%	45,657	18.308816	835,926	1.94%	-1.47%
2013	0.80%	7,143	17.838977	127,424	1.94%	-1.76%
2012	0.00%	6,582	19.307248	127,080	1.46%	13.16%
2012	0.50%	50,583	18.581214	939,894	1.46%	12.59%
2012	0.80%	9,824	18.158794	178,392	1.46%	12.25%
2011	0.00%	10,223	17.062376	174,429	0.99%	-15.86%
2011	0.50%	63,119	16.503252	1,041,669	0.99%	-16.28%
2011	0.80%	11,210	16.176657	181,340	0.99%	-16.53%
2010	0.00%	9,970	20.278309	202,175	1.69%	17.51%
2010	0.50%	70,122	19.711997	1,382,245	1.69%	16.93%
2010	0.80%	13,337	19.379887	258,470	1.69%	16.58%
2009	0.00%	7,269	17.256364	125,437	3.67%	72.63%
2009	0.50%	81,267	16.858387	1,370,031	3.67%	71.77%
2009	0.80%	15,116	16.624073	251,289	3.67%	71.26%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Foreign Securities Fund - Class 1 (TIF)
2013	0.00%	163	$28.677989	$4,675	2.54%	23.27%
2013	0.50%	6,799	27.188535	184,855	2.54%	22.66%
2013	0.80%	545	26.332251	14,351	2.54%	22.29%
2012	0.00%	166	23.263845	3,862	3.71%	18.60%
2012	0.50%	7,020	22.166042	155,606	3.71%	18.00%
2012	0.80%	621	21.532384	13,372	3.71%	17.65%
2011	0.00%	169	19.616024	3,315	1.90%	-10.44%
2011	0.50%	12,325	18.784240	231,516	1.90%	-10.89%
2011	0.80%	683	18.302200	12,500	1.90%	-11.16%
2010	0.00%	172	21.903633	3,767	2.09%	8.67%
2010	0.50%	13,857	21.079885	292,104	2.09%	8.13%
2010	0.80%	1,192	20.600592	24,556	2.09%	7.81%
2009	0.00%	176	20.155256	3,547	4.14%	37.34%
2009	0.50%	14,701	19.494379	286,587	4.14%	36.66%
2009	0.80%	1,483	19.108316	28,338	4.14%	36.25%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2013	0.00%	4,947	18.236527	90,216	2.22%	22.98%
2013	0.50%	73,327	17.463266	1,280,529	2.22%	22.37%
2013	0.80%	7,835	17.015082	133,313	2.22%	22.00%
2012	0.00%	5,081	14.829007	75,346	2.99%	18.30%
2012	0.50%	56,458	14.271362	805,733	2.99%	17.71%
2012	0.80%	9,020	13.946827	125,800	2.99%	17.36%
2011	0.00%	6,118	12.534749	76,688	1.73%	-10.68%
2011	0.50%	73,808	12.123973	894,846	1.73%	-11.12%
2011	0.80%	9,570	11.883946	113,729	1.73%	-11.39%
2010	0.00%	5,607	14.033220	78,684	1.74%	8.41%
2010	0.50%	75,119	13.641305	1,024,721	1.74%	7.87%
2010	0.80%	9,620	13.411382	129,017	1.74%	7.54%
2009	0.00%	12,029	12.945045	155,716	3.88%	37.20%
2009	0.50%	75,293	12.646528	952,195	3.88%	36.51%
2009	0.80%	10,766	12.470682	134,259	3.88%	36.10%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2013	0.00%	12,756	20.700503	264,056	4.53%	1.64%
2013	0.50%	95,008	19.822913	1,883,335	4.53%	1.13%
2013	0.80%	10,281	19.314319	198,571	4.53%	0.83%
2012	0.00%	14,188	20.367363	288,972	6.12%	15.06%
2012	0.50%	135,920	19.601667	2,664,259	6.12%	14.49%
2012	0.80%	15,489	19.156120	296,709	6.12%	14.14%
2011	0.00%	20,700	17.701343	366,418	5.58%	-0.83%
2011	0.50%	161,058	17.121471	2,757,550	5.58%	-1.32%
2011	0.80%	15,838	16.782688	265,804	5.58%	-1.62%
2010	0.00%	15,914	17.849519	284,057	1.58%	14.38%
2010	0.50%	151,403	17.351122	2,627,012	1.58%	13.81%
2010	0.80%	14,717	17.058765	251,054	1.58%	13.47%
2009	0.00%	16,059	15.605635	250,611	14.02%	18.69%
2009	0.50%	131,249	15.245867	2,001,005	14.02%	18.09%
2009	0.80%	15,279	15.033976	229,704	14.02%	17.74%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2013	0.00%	5,110	$13.434293	$68,649	11.80%	23.77%
2013	0.50%	4,833	13.059007	63,114	11.80%	23.15%
2013	0.80%	1,921	12.838902	24,664	11.80%	22.78%
2012	0.00%	959	10.854248	10,409	3.11%	15.33%
2012	0.50%	4,840	10.603889	51,323	3.11%	14.76%
2012	0.80%	1,840	10.456468	19,240	3.11%	14.41%
2011	0.00%	977	9.411247	9,195	0.01%	-1.54%
2011	0.50%	9,398	9.240357	86,841	0.01%	-2.03%
2011	0.80%	1,897	9.139329	17,337	0.01%	-2.32%
2010	0.00%	995	9.558606	9,511	3.02%	10.25%
2010	0.50%	4,234	9.431991	39,935	3.02%	9.70%
2010	0.80%	1,377	9.356850	12,884	3.02%	9.38%
2009	0.00%	1,014	8.669683	8,791	4.16%	30.25%
2009	0.50%	1,011	8.597673	8,692	4.16%	29.60%
2009	0.80%	1,461	8.554781	12,499	4.16%	29.21%
Short Duration Bond Portfolio - I Class Shares (AMTB)
2013	0.00%	35,883	18.068566	648,354	2.13%	0.62%
2013	0.50%	39,560	25.892092	1,024,291	2.13%	0.11%
2013	0.80%	11,902	20.398673	242,785	2.13%	-0.18%
2013	1.00%	74,230	12.810813	950,947	2.13%	-0.38%
2013	1.30%	184	19.479537	3,584	2.13%	-0.68%
2012	0.00%	39,865	17.957800	715,888	3.05%	4.61%
2012	0.50%	46,960	25.862355	1,214,496	3.05%	4.08%
2012	0.80%	12,214	20.436462	249,611	3.05%	3.77%
2012	1.00%	69,717	12.860239	896,577	3.05%	3.56%
2012	1.30%	97	19.613461	1,903	3.05%	3.25%
2011	0.00%	40,577	17.167186	696,593	3.92%	0.29%
2011	0.50%	44,848	24.847995	1,114,383	3.92%	-0.21%
2011	0.80%	14,684	19.694057	289,188	3.92%	-0.51%
2011	1.00%	51,341	12.417925	637,549	3.92%	-0.71%
2011	1.30%	17	18.995943	323	3.92%	-1.00%
2010	0.00%	41,547	17.117742	711,191	5.13%	5.28%
2010	0.50%	45,156	24.900288	1,124,397	5.13%	4.76%
2010	0.80%	17,506	19.794631	346,525	5.13%	4.45%
2010	1.00%	35,502	12.506266	443,997	5.13%	4.24%
2009	0.00%	44,762	16.258487	727,762	7.24%	13.33%
2009	0.50%	48,176	23.768919	1,145,091	7.24%	12.76%
2009	0.80%	16,879	18.952010	319,891	7.24%	12.42%
2009	1.00%	45,151	11.997871	541,716	7.24%	12.20%
Balanced Portfolio - I Class Shares (AMBP)
2013	0.50%	1,279	16.107370	20,601	0.00%	17.89%
2013	0.80%	534	34.174349	18,249	0.00%	17.54%
2012	0.50%	903	13.662782	12,337	0.00%	8.80%
2012	0.80%	698	29.074823	20,294	0.00%	8.47%
2011	0.50%	899	12.558209	11,290	0.31%	-1.13%
2011	0.80%	744	26.804764	19,943	0.31%	-1.42%
2010	0.50%	991	12.701252	12,587	0.90%	18.24%
2010	0.80%	712	27.191348	19,360	0.90%	17.88%
2009	0.50%	2,307	10.742321	24,783	1.16%	21.86%
2009	0.80%	1,017	23.066620	23,459	1.16%	21.49%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Growth Portfolio - I Class Shares (AMTG)
2013	0.00%	28,006	$32.573007	$912,240	0.00%	31.85%
2013	0.50%	1,258	74.886699	94,207	0.00%	31.19%
2013	0.80%	413	49.780631	20,559	0.00%	30.80%
2013	1.00%	96,782	10.443227	1,010,716	0.00%	30.54%
2013	1.30%	223	46.355252	10,337	0.00%	30.15%
2012	0.00%	30,131	24.704444	744,370	0.00%	12.60%
2012	0.50%	1,416	57.081042	80,827	0.00%	12.04%
2012	0.80%	492	38.058319	18,725	0.00%	11.70%
2012	1.00%	102,324	8.000039	818,596	0.00%	11.48%
2012	1.30%	119	35.617069	4,238	0.00%	11.14%
2011	0.00%	32,280	21.939823	708,217	0.00%	-0.21%
2011	0.50%	1,676	50.947928	85,389	0.00%	-0.71%
2011	0.80%	506	34.071422	17,240	0.00%	-1.01%
2011	1.00%	110,903	7.176346	795,878	0.00%	-1.21%
2010	0.00%	37,800	21.987079	831,112	0.00%	31.33%
2010	0.50%	1,798	51.313097	92,261	0.00%	30.68%
2010	0.80%	524	34.418528	18,035	0.00%	30.29%
2010	1.00%	122,216	7.263944	887,770	0.00%	30.03%
2009	0.00%	49,082	16.741370	821,700	0.00%	30.36%
2009	0.50%	1,850	39.266295	72,643	0.00%	29.71%
2009	0.80%	542	26.417094	14,318	0.00%	29.32%
2009	1.00%	151,381	5.586407	845,676	0.00%	29.06%
Guardian Portfolio - I Class Shares (AMGP)
2013	0.00%	3,816	23.358987	89,138	0.80%	38.81%
2013	0.80%	2	20.606782	41	0.80%	37.71%
2013	1.00%	6,693	17.952067	120,153	0.80%	37.43%
2012	0.00%	6,748	16.827470	113,552	0.27%	12.73%
2012	0.80%	2	14.963947	30	0.27%	11.83%
2012	1.00%	3,505	13.062262	45,783	0.27%	11.60%
2011	0.00%	7,106	14.927741	106,077	0.45%	-2.94%
2011	0.80%	2	13.381489	27	0.45%	-3.71%
2011	1.00%	5,218	11.704343	61,073	0.45%	-3.90%
2010	0.00%	4,641	15.379896	71,378	0.40%	19.01%
2010	0.80%	2	13.897336	28	0.40%	18.07%
2010	1.00%	11,741	12.179833	143,003	0.40%	17.83%
2009	0.00%	4,964	12.922921	64,149	0.18%	29.69%
2009	0.80%	2	11.770887	24	0.18%	28.65%
2009	1.00%	4,336	10.336808	44,820	0.18%	28.40%
International Portfolio - S Class Shares (AMINS)
2013	0.00%	1,213	16.109309	19,541	1.16%	17.83%
2012	0.00%	1,723	13.671294	23,556	0.82%	18.48%
2011	0.00%	1,202	11.539024	13,870	12.26%	-12.33%
2010	0.00%	172	13.162077	2,264	13.14%	22.01%
2009	0.00%	1,548	10.787351	16,699	0.42%	34.51%
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2013	0.00%	537	32.217787	17,301	0.00%	32.28%
2012	0.00%	68	24.354864	1,656	0.00%	12.10%
2011	0.00%	63	21.725830	1,369	0.00%	0.26%
2009	0.00%	558	16.830660	9,392	0.00%	31.34%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2013	0.00%	76,029	$33.929461	$2,579,623	1.19%	31.14%
2013	0.80%	56	45.079527	2,524	1.19%	30.09%
2013	1.00%	29,271	17.607455	515,388	1.19%	29.83%
2012	0.00%	84,168	25.873568	2,177,726	0.42%	16.60%
2012	0.80%	56	34.652161	1,941	0.42%	15.67%
2012	1.00%	30,453	13.561747	412,996	0.42%	15.44%
2011	0.00%	86,633	22.190216	1,922,405	0.00%	-11.36%
2011	0.80%	56	29.958324	1,678	0.00%	-12.06%
2011	1.00%	35,996	11.748254	422,890	0.00%	-12.24%
2010	0.00%	94,089	25.033405	2,355,368	0.62%	15.67%
2010	0.80%	56	34.067932	1,908	0.62%	14.74%
2010	1.00%	40,119	13.386569	537,056	0.62%	14.52%
2009	0.00%	105,319	21.642878	2,279,406	0.78%	56.07%
2009	0.80%	56	29.690132	1,663	0.78%	54.83%
2009	1.00%	76,445	11.689700	893,619	0.78%	54.52%
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)
2013	0.00%	1,376	19.528070	26,871	0.82%	36.71%
2012	0.00%	1,543	14.284382	22,041	0.30%	15.37%
2011	0.00%	2,941	12.380922	36,412	0.40%	-6.70%
2010	0.00%	1,294	13.270255	17,172	0.25%	25.99%
2009	0.00%	2,195	10.532952	23,120	0.22%	46.16%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2013	0.00%	843	21.426193	18,062	0.00%	45.83%
2013	0.50%	7,637	20.313368	155,133	0.00%	45.11%
2013	0.80%	708	19.673555	13,929	0.00%	44.67%
2012	0.00%	856	14.692238	12,577	0.00%	8.82%
2012	0.50%	5,453	13.998892	76,336	0.00%	8.28%
2012	0.80%	689	13.598663	9,369	0.00%	7.95%
2011	0.00%	1,577	13.501272	21,292	0.00%	-1.06%
2011	0.50%	26,395	12.928758	341,255	0.00%	-1.55%
2011	0.80%	3,105	12.596940	39,113	0.00%	-1.85%
2010	0.00%	968	13.645975	13,209	0.00%	19.61%
2010	0.50%	3,748	13.132690	49,221	0.00%	19.01%
2010	0.80%	712	12.834011	9,138	0.00%	18.66%
2009	0.00%	646	11.408745	7,370	0.00%	22.75%
2009	0.50%	6,371	11.034565	70,301	0.00%	22.14%
2009	0.80%	384	10.815956	4,153	0.00%	21.78%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2013	0.00%	1,293	26.524850	34,297	0.78%	37.60%
2013	0.50%	27,419	25.147151	689,510	0.78%	36.92%
2013	0.80%	3,040	24.355078	74,039	0.78%	36.51%
2012	0.00%	898	19.276454	17,310	0.21%	10.98%
2012	0.50%	20,471	18.366751	375,986	0.21%	10.42%
2012	0.80%	3,063	17.841641	54,649	0.21%	10.09%
2011	0.00%	902	17.369356	15,667	0.36%	-3.08%
2011	0.50%	26,477	16.632806	440,387	0.36%	-3.56%
2011	0.80%	4,463	16.205928	72,327	0.36%	-3.85%
2010	0.00%	938	17.921368	16,810	0.04%	22.85%
2010	0.50%	21,590	17.247280	372,369	0.04%	22.24%
2010	0.80%	3,569	16.855027	60,156	0.04%	21.88%
2009	0.00%	984	14.587514	14,354	2.20%	31.43%
2009	0.50%	17,264	14.109102	243,580	2.20%	30.77%
2009	0.80%	3,343	13.829593	46,232	2.20%	30.38%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Capital Income Fund/VA - Non-Service Shares (OVMS)
2013	0.00%	23,362	$24.479189	$571,883	2.38%	13.17%
2013	0.50%	91,522	38.977736	3,567,320	2.38%	12.60%
2013	0.80%	35,610	36.034905	1,283,203	2.38%	12.27%
2013	1.00%	47,341	13.105120	620,409	2.38%	12.04%
2013	1.30%	48	33.555465	1,611	2.38%	11.71%
2012	0.00%	25,505	21.630621	551,689	1.33%	12.34%
2012	0.50%	96,541	34.614598	3,341,728	1.33%	11.78%
2012	0.80%	40,574	32.097298	1,302,316	1.33%	11.44%
2012	1.00%	63,128	11.696460	738,374	1.33%	11.22%
2012	1.30%	4	30.038576	120	1.33%	10.89%
2011	0.00%	28,648	19.254563	551,605	2.29%	0.72%
2011	0.50%	109,322	30.967082	3,385,383	2.29%	0.22%
2011	0.80%	44,239	28.801503	1,274,150	2.29%	-0.08%
2011	1.00%	68,952	10.516516	725,135	2.29%	-0.28%
2010	0.00%	35,250	19.116988	673,874	1.39%	12.91%
2010	0.50%	118,952	30.899562	3,675,565	1.39%	12.35%
2010	0.80%	48,388	28.824840	1,394,776	1.39%	12.02%
2010	1.00%	70,620	10.546061	744,763	1.39%	11.79%
2009	0.00%	39,179	16.930557	663,322	0.00%	21.89%
2009	0.50%	128,001	27.502607	3,520,361	0.00%	21.29%
2009	0.80%	51,885	25.732996	1,335,156	0.00%	20.92%
2009	1.00%	101,706	9.433696	959,463	0.00%	20.68%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2010	0.80%	5	16.349692	82	0.20%	7.61%
2009	0.00%	47,969	16.786468	805,230	0.33%	44.52%
2009	0.50%	249,796	15.724961	3,928,032	0.33%	43.80%
2009	0.80%	87,828	15.192792	1,334,353	0.33%	43.37%
2009	1.00%	60,996	7.628780	465,325	0.33%	43.08%
Core Bond Fund/VA - Non-Service Shares (OVB)
2013	0.00%	35,901	17.206945	617,747	5.06%	-0.10%
2013	0.50%	128,564	25.113977	3,228,753	5.06%	-0.60%
2013	0.80%	29,928	22.243594	665,706	5.06%	-0.90%
2013	1.00%	40,654	11.866194	482,408	5.06%	-1.09%
2013	1.30%	87	21.524233	1,873	5.06%	-1.39%
2012	0.00%	41,017	17.224007	706,477	4.88%	10.29%
2012	0.50%	128,505	25.264893	3,246,665	4.88%	9.74%
2012	0.80%	34,873	22.444505	782,707	4.88%	9.41%
2012	1.00%	50,794	11.997337	609,393	4.88%	9.19%
2012	1.30%	76	21.827521	1,659	4.88%	8.86%
2011	0.00%	45,210	15.616793	706,035	5.94%	8.27%
2011	0.50%	129,643	23.022454	2,984,700	5.94%	7.73%
2011	0.80%	38,953	20.513983	799,081	5.94%	7.41%
2011	1.00%	54,684	10.987424	600,836	5.94%	7.19%
2010	0.00%	76,047	14.424409	1,096,933	1.78%	11.41%
2010	0.50%	140,529	21.370887	3,003,229	1.78%	10.86%
2010	0.80%	42,335	19.099412	808,574	1.78%	10.53%
2010	1.00%	47,864	10.250177	490,614	1.78%	10.31%
2009	0.00%	77,718	12.946581	1,006,182	0.00%	9.61%
2009	0.50%	149,430	19.277481	2,880,634	0.00%	9.07%
2009	0.80%	46,461	17.280243	802,857	0.00%	8.74%
2009	1.00%	45,493	9.292438	422,741	0.00%	8.52%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Securities Fund/VA - Class 3 (OVGS3)
2013	0.00%	24,114	$20.707226	$499,334	1.38%	27.34%
2013	0.50%	359,779	19.829099	7,134,093	1.38%	26.70%
2013	0.80%	79,174	19.320265	1,529,663	1.38%	26.32%
2012	0.00%	27,569	16.261792	448,321	2.14%	21.23%
2012	0.50%	348,574	15.650185	5,455,248	2.14%	20.62%
2012	0.80%	97,044	15.294367	1,484,227	2.14%	20.26%
2011	0.00%	26,357	13.414448	353,565	1.27%	-8.27%
2011	0.50%	386,331	12.974764	5,012,554	1.27%	-8.72%
2011	0.80%	104,174	12.717946	1,324,879	1.27%	-9.00%
2010	0.00%	32,419	14.623513	474,080	1.42%	15.97%
2010	0.50%	408,280	14.215010	5,803,704	1.42%	15.40%
2010	0.80%	113,128	13.975453	1,581,015	1.42%	15.05%
2009	0.00%	35,638	12.609317	449,371	2.12%	39.70%
2009	0.50%	424,101	12.318451	5,224,267	2.12%	39.00%
2009	0.80%	116,945	12.147187	1,420,553	2.12%	38.58%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2013	0.00%	25,705	57.762074	1,484,774	1.38%	27.31%
2013	0.50%	164,315	65.378449	10,742,660	1.38%	26.67%
2013	0.80%	26,742	62.768366	1,678,552	1.38%	26.29%
2013	1.00%	52,368	19.369184	1,014,325	1.38%	26.04%
2013	1.30%	10	56.724747	567	1.38%	25.66%
2012	0.00%	27,835	45.372528	1,262,944	2.15%	21.26%
2012	0.50%	179,840	51.612469	9,281,986	2.15%	20.66%
2012	0.80%	36,797	49.700720	1,828,837	2.15%	20.30%
2012	1.00%	62,172	15.367427	955,424	2.15%	20.06%
2012	1.30%	3	45.140290	135	2.15%	19.70%
2011	0.00%	30,723	37.416119	1,149,535	1.32%	-8.29%
2011	0.50%	208,594	42.775604	8,922,734	1.32%	-8.75%
2011	0.80%	43,138	41.315188	1,782,255	1.32%	-9.02%
2011	1.00%	69,574	12.800257	890,565	1.32%	-9.20%
2010	0.00%	39,829	40.798071	1,624,946	1.48%	15.96%
2010	0.50%	251,175	46.875497	11,773,953	1.48%	15.39%
2010	0.80%	51,453	45.410978	2,336,531	1.48%	15.04%
2010	1.00%	76,786	14.097349	1,082,479	1.48%	14.81%
2009	0.00%	44,678	35.181581	1,571,843	2.37%	39.77%
2009	0.50%	297,880	40.624738	12,101,297	2.37%	39.07%
2009	0.80%	60,528	39.473604	2,389,258	2.37%	38.66%
2009	1.00%	93,248	12.278657	1,144,960	2.37%	38.38%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2013	0.00%	21,539	16.458811	354,506	1.10%	31.77%
2013	0.50%	45,618	15.371629	701,223	1.10%	31.12%
2013	0.80%	10,025	14.754067	147,910	1.10%	30.72%
2013	1.00%	4,106	14.348295	58,914	1.10%	30.46%
2012	0.00%	24,343	12.490314	304,052	1.07%	16.87%
2012	0.50%	50,353	11.723693	590,323	1.07%	16.29%
2012	0.80%	11,568	11.286461	130,562	1.07%	15.94%
2012	1.00%	4,226	10.998010	46,478	1.07%	15.71%
2011	0.00%	19,438	10.687265	207,739	0.86%	-0.01%
2011	0.50%	59,890	10.081693	603,793	0.86%	-0.51%
2011	0.80%	12,913	9.734919	125,707	0.86%	-0.81%
2011	1.00%	2,423	9.505148	23,031	0.86%	-1.01%
2010	0.00%	25,292	10.688816	270,342	1.16%	16.11%
2010	0.50%	61,553	10.133572	623,752	1.16%	15.53%
2010	0.80%	14,524	9.814366	142,544	1.16%	15.18%
2010	1.00%	2,540	9.601865	24,389	1.16%	14.95%
2009	0.00%	29,189	9.205990	268,714	2.19%	28.29%
2009	0.50%	82,465	8.771479	723,340	2.19%	27.65%
2009	0.80%	15,097	8.520671	128,637	2.19%	27.26%
2009	1.00%	3,186	8.352856	26,612	2.19%	27.01%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2013	0.00%	3,573	$35.423066	$126,567	0.95%	41.01%
2013	0.50%	34,448	33.583284	1,156,877	0.95%	40.31%
2013	0.80%	7,508	32.525596	244,202	0.95%	39.89%
2012	0.00%	1,538	25.120110	38,635	0.60%	17.99%
2012	0.50%	27,760	23.934670	664,426	0.60%	17.40%
2012	0.80%	6,485	23.250430	150,779	0.60%	17.04%
2011	0.00%	2,898	21.290587	61,700	0.63%	-2.21%
2011	0.50%	27,732	20.387760	565,393	0.63%	-2.70%
2011	0.80%	6,787	19.864554	134,821	0.63%	-2.99%
2010	0.00%	4,878	21.772215	106,205	0.62%	23.41%
2010	0.50%	29,814	20.953275	624,701	0.62%	22.79%
2010	0.80%	7,118	20.476795	145,754	0.62%	22.42%
2009	0.00%	4,551	17.642817	80,292	0.68%	37.20%
2009	0.50%	39,875	17.064211	680,435	0.68%	36.51%
2009	0.80%	8,853	16.726211	148,077	0.68%	36.10%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2013	0.00%	7,017	9.900062	69,469	0.01%	35.98%
2013	0.50%	67,291	9.245959	622,170	0.01%	35.31%
2013	0.80%	24,938	8.874402	221,310	0.01%	34.90%
2013	1.00%	24,456	7.644653	186,958	0.01%	34.63%
2012	0.00%	7,137	7.280329	51,960	0.00%	16.45%
2012	0.50%	78,625	6.833364	537,273	0.00%	15.86%
2012	0.80%	27,812	6.578454	182,960	0.00%	15.52%
2012	1.00%	27,106	5.678189	153,913	0.00%	15.29%
2011	0.00%	7,149	6.252049	44,696	0.00%	1.10%
2011	0.50%	88,996	5.897695	524,871	0.00%	0.59%
2011	0.80%	30,607	5.694788	174,300	0.00%	0.29%
2011	1.00%	42,359	4.925320	208,632	0.00%	0.09%
2010	0.00%	5,313	6.184290	32,857	0.00%	27.46%
2010	0.50%	83,759	5.862955	491,075	0.00%	26.83%
2010	0.80%	35,769	5.678217	203,104	0.00%	26.45%
2010	1.00%	35,974	4.920789	177,020	0.00%	26.20%
2009	0.00%	5,414	4.851779	26,268	0.00%	32.61%
2009	0.50%	101,283	4.622700	468,201	0.00%	31.95%
2009	0.80%	47,057	4.490472	211,308	0.00%	31.55%
2009	1.00%	17,313	3.899260	67,508	0.00%	31.29%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2013	0.00%	4,623	10.166070	46,998	4.89%	-0.13%
2013	0.50%	10,314	10.106259	104,236	4.89%	-0.63%
2013	0.80%	2,809	10.070537	28,288	4.89%	-0.93%
2012	0.00%	4,557	10.179532	46,388	0.00%	1.80%	10/26/2012
2012	0.50%	8,166	10.170366	83,051	0.00%	1.70%	10/26/2012
2012	0.80%	3,560	10.164863	36,187	0.00%	1.65%	10/26/2012
All Asset Portfolio - Administrative Class (PMVAAA)
2013	0.50%	42,586	10.661336	454,024	4.32%	-0.23%
2013	0.80%	4,166	10.608164	44,194	4.32%	-0.53%
2012	0.50%	66,356	10.685592	709,053	5.75%	6.86%	5/1/2012
2012	0.80%	3,037	10.664248	32,387	5.75%	6.64%	5/1/2012

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2013	0.00%	517	$12.854946	$6,646	1.79%	-6.47%
2013	0.50%	42,182	12.557432	529,698	1.79%	-6.94%
2013	0.80%	1,172	12.381567	14,511	1.79%	-7.22%
2012	0.00%	2,260	13.744711	31,063	5.63%	5.50%
2012	0.50%	42,282	13.494082	570,557	5.63%	4.97%
2012	0.80%	1,719	13.345323	22,941	5.63%	4.65%
2011	0.00%	2,159	13.028098	28,128	1.99%	8.52%
2011	0.50%	56,209	12.854999	722,567	1.99%	7.98%
2011	0.80%	5,015	12.751830	63,950	1.99%	7.66%
2010	0.00%	1,029	12.004915	12,353	1.38%	9.48%
2010	0.50%	47,663	11.904770	567,417	1.38%	8.93%
2010	0.80%	2,870	11.844845	33,995	1.38%	8.60%
2009	0.00%	1,048	10.965488	11,492	0.82%	9.65%	4/30/2009
2009	0.50%	13,390	10.928657	146,335	0.82%	9.29%	4/30/2009
2009	0.80%	1,381	10.906528	15,062	0.82%	9.07%	4/30/2009
Low Duration Portfolio - Administrative Class (PMVLDA)
2013	0.00%	31,197	12.431406	387,823	1.47%	-0.13%
2013	0.50%	118,845	12.143708	1,443,219	1.47%	-0.63%
2013	0.80%	9,183	11.973624	109,954	1.47%	-0.93%
2012	0.00%	34,675	12.447911	431,631	1.90%	5.86%
2012	0.50%	150,562	12.220936	1,840,009	1.90%	5.33%
2012	0.80%	11,713	12.086211	141,566	1.90%	5.01%
2011	0.00%	36,471	11.759209	428,870	1.68%	1.11%
2011	0.50%	147,186	11.602960	1,707,793	1.68%	0.60%
2011	0.80%	14,960	11.509840	172,187	1.68%	0.30%
2010	0.00%	37,759	11.630295	439,148	1.65%	5.29%
2010	0.50%	148,112	11.533272	1,708,216	1.65%	4.76%
2010	0.80%	12,261	11.475215	140,698	1.65%	4.45%
2009	0.00%	9,815	11.045905	108,416	1.46%	10.46%	4/30/2009
2009	0.50%	128,861	11.008805	1,418,606	1.46%	10.09%	4/30/2009
2009	0.80%	2,513	10.986514	27,609	1.46%	9.87%	4/30/2009
Total Return Portfolio - Administrative Class (PMVTRA)
2013	0.50%	111,647	10.717485	1,196,575	2.18%	-2.45%
2013	0.80%	5,095	10.631288	54,166	2.18%	-2.74%
2012	0.50%	127,731	10.986175	1,403,275	2.57%	9.05%
2012	0.80%	5,884	10.930788	64,317	2.57%	8.72%
2011	0.50%	27,221	10.074350	274,234	1.29%	0.74%	4/29/2011
2011	0.80%	4,660	10.053955	46,851	1.29%	0.54%	4/29/2011
Putnam VT Growth and Income Fund - Class IB (PVGIB)
2013	0.00%	363	22.198468	8,058	2.08%	35.68%
2013	0.50%	4,959	21.045411	104,364	2.08%	35.00%
2013	0.80%	1,126	20.382519	22,951	2.08%	34.60%
2012	0.00%	55	16.361335	900	1.72%	19.14%
2012	0.50%	5,062	15.589153	78,912	1.72%	18.54%
2012	0.80%	906	15.143447	13,720	1.72%	18.19%
2011	0.00%	60	13.733218	824	1.50%	-4.64%
2011	0.50%	4,875	13.150793	64,110	1.50%	-5.12%
2011	0.80%	931	12.813268	11,929	1.50%	-5.40%
2010	0.50%	6,980	13.859825	96,742	0.81%	13.81%
2010	0.80%	1,773	13.544607	24,015	0.81%	13.47%
2009	0.50%	3,027	12.178324	36,864	2.66%	29.16%
2009	0.80%	1,647	11.937066	19,660	2.66%	28.78%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Putnam VT International Equity Fund - Class IB (PVTIGB)
2013	0.00%	224	$23.021172	$5,157	1.39%	28.07%
2013	0.50%	11,936	21.825300	260,507	1.39%	27.43%
2013	0.80%	1,673	21.137809	35,364	1.39%	27.05%
2012	0.00%	230	17.975464	4,134	2.14%	21.92%
2012	0.50%	11,969	17.127054	204,994	2.14%	21.31%
2012	0.80%	1,824	16.637352	30,347	2.14%	20.94%
2011	0.00%	238	14.744148	3,509	3.11%	-16.93%
2011	0.50%	9,922	14.118815	140,087	3.11%	-17.35%
2011	0.80%	1,807	13.756422	24,858	3.11%	-17.59%
2010	0.00%	501	17.749703	8,893	3.38%	10.03%
2010	0.50%	14,608	17.082057	249,535	3.38%	9.48%
2010	0.80%	2,288	16.693595	38,195	3.38%	9.15%
2009	0.00%	482	16.132414	7,776	0.00%	24.63%
2009	0.50%	10,114	15.603325	157,812	0.00%	24.01%
2009	0.80%	2,481	15.294248	37,945	0.00%	23.64%
Putnam VT Voyager Fund - Class IB (PVTVB)
2013	0.00%	793	24.616350	19,521	0.77%	43.72%
2013	0.50%	18,702	23.337763	436,463	0.77%	43.01%
2013	0.80%	2,505	22.602678	56,620	0.77%	42.58%
2012	0.00%	1,061	17.127486	18,172	0.38%	14.23%
2012	0.50%	19,100	16.319175	311,696	0.38%	13.66%
2012	0.80%	2,910	15.852589	46,131	0.38%	13.32%
2011	0.00%	2,304	14.994106	34,546	0.00%	-17.85%
2011	0.50%	32,398	14.358253	465,179	0.00%	-18.26%
2011	0.80%	3,611	13.989739	50,517	0.00%	-18.50%
2010	0.00%	1,600	18.251644	29,203	1.03%	20.80%
2010	0.50%	44,057	17.565173	773,869	1.03%	20.20%
2010	0.80%	3,423	17.165733	58,758	1.03%	19.84%
2009	0.00%	3,029	15.109296	45,766	0.21%	63.90%
2009	0.50%	34,997	14.613809	511,439	0.21%	63.08%
2009	0.80%	5,872	14.324349	84,113	0.21%	62.59%
VI American Franchise Fund - Series I Shares (ACEG)
2013	0.50%	1,211	13.549301	16,408	0.38%	39.44%
2013	0.80%	616	13.481308	8,304	0.38%	39.02%
2012	0.50%	794	9.717084	7,715	0.00%	-2.83%	4/27/2012
2012	0.80%	426	9.697354	4,131	0.00%	-3.03%	4/27/2012
VI Value Opportunities Fund - Series I Shares (AVBVI)
2013	0.00%	306	20.634996	6,314	0.67%	33.75%
2012	0.00%	1,028	15.427533	15,860	1.75%	17.70%
2011	0.00%	842	13.107128	11,036	0.80%	-3.05%
2010	0.00%	1,947	13.519409	26,322	0.63%	7.35%
2009	0.00%	1,851	12.593649	23,311	0.19%	48.00%
Invesco - Invesco VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
2013	0.50%	96	12.851090	1,234	0.43%	28.17%
Variable Fund - Multi-Hedge Strategies (RVARS)
2013	0.80%	29	9.942289	288	0.00%	-0.58%	5/1/2013
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.00%	2,666	11.315697	30,168	0.00%	41.79%
2009	0.50%	89,247	11.054670	986,596	0.00%	41.08%
2009	0.80%	3,347	10.900900	36,485	0.00%	40.66%
Equity Income Portfolio - II (TREI2)
2009	0.00%	5,619	10.380043	58,325	1.76%	25.25%
2009	0.50%	108,382	10.140580	1,099,056	1.76%	24.63%
2009	0.80%	12,364	9.999548	123,634	1.76%	24.25%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Health Sciences Portfolio - II (TRHS2)
2013	0.00%	19,954	$23.149472	$461,925	0.00%	50.51%
2013	0.50%	153,298	22.729602	3,484,403	0.00%	49.76%
2013	0.80%	20,374	22.481324	458,034	0.00%	49.31%
2012	0.00%	15,998	15.380592	246,059	0.00%	31.00%
2012	0.50%	114,233	15.177218	1,733,739	0.00%	30.34%
2012	0.80%	19,506	15.056482	293,692	0.00%	29.95%
2011	0.00%	2,592	11.741045	30,433	0.00%	10.39%
2011	0.50%	53,213	11.643960	619,610	0.00%	9.84%
2011	0.80%	7,084	11.586088	82,076	0.00%	9.51%
2010	0.50%	16,581	10.601232	175,779	0.00%	6.01%	5/3/2010
2010	0.80%	347	10.580168	3,671	0.00%	5.80%	5/3/2010
Limited-Term Bond Portfolio - II (TRLT2)
2013	0.00%	2,608	12.837345	33,480	1.36%	-0.12%
2012	0.00%	10,329	12.852172	132,750	1.90%	2.44%
2011	0.00%	6,793	12.545962	85,225	2.15%	1.16%
2010	0.00%	6,647	12.402084	82,437	2.56%	2.86%
2009	0.00%	2,944	12.056984	35,496	3.37%	7.35%
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2013	0.00%	5,096	23.249070	118,477	2.33%	-9.17%
2013	0.50%	20,817	29.653654	617,300	2.33%	-9.62%
2013	0.80%	7,163	26.009363	186,305	2.33%	-9.89%
2013	1.00%	28,068	18.786130	527,289	2.33%	-10.07%
2013	1.30%	79	25.415144	2,008	2.33%	-10.34%
2012	0.00%	5,549	25.595762	142,031	2.29%	5.55%
2012	0.50%	24,266	32.810536	796,180	2.29%	5.02%
2012	0.80%	8,173	28.864790	235,912	2.29%	4.71%
2012	1.00%	31,066	20.890316	648,979	2.29%	4.50%
2012	1.30%	34	28.346804	964	2.29%	4.18%
2011	0.00%	6,926	24.249965	167,955	7.78%	8.14%
2011	0.50%	29,106	31.241583	909,318	7.78%	7.60%
2011	0.80%	10,022	27.567293	276,279	7.78%	7.28%
2011	1.00%	37,712	19.991316	753,913	7.78%	7.07%
2010	0.00%	6,589	22.424677	147,756	3.73%	6.20%
2010	0.50%	31,573	29.034421	916,704	3.73%	5.67%
2010	0.80%	10,759	25.696459	276,468	3.73%	5.35%
2010	1.00%	39,005	18.671817	728,294	3.73%	5.14%
2009	0.00%	7,706	21.116276	162,722	3.78%	5.98%
2009	0.50%	56,273	27.477379	1,546,235	3.78%	5.45%
2009	0.80%	12,645	24.391466	308,430	3.78%	5.14%
2009	1.00%	45,114	17.759052	801,182	3.78%	4.93%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2013	0.00%	31,368	$32.956519	$1,033,780	1.56%	12.02%
2013	0.50%	142,175	30.101401	4,279,667	1.56%	11.46%
2013	0.80%	19,831	28.759870	570,337	1.56%	11.13%
2013	1.00%	18,575	32.480271	603,321	1.56%	10.91%
2012	0.00%	33,427	29.420205	983,429	0.00%	29.81%
2012	0.50%	156,688	27.006103	4,231,532	0.00%	29.16%
2012	0.80%	26,610	25.880034	688,668	0.00%	28.77%
2012	1.00%	19,965	29.286403	584,703	0.00%	28.51%
2011	0.00%	45,284	22.664458	1,026,337	1.14%	-25.74%
2011	0.50%	170,495	20.909178	3,564,910	1.14%	-26.11%
2011	0.80%	29,321	20.097645	589,283	1.14%	-26.33%
2011	1.00%	30,102	22.788544	685,981	1.14%	-26.48%
2010	0.00%	49,317	30.519227	1,505,117	0.60%	26.84%
2010	0.50%	218,234	28.296732	6,175,309	0.60%	26.21%
2010	0.80%	36,181	27.280173	987,024	0.60%	25.83%
2010	1.00%	55,809	30.994649	1,729,780	0.60%	25.58%
2009	0.00%	56,278	24.061426	1,354,129	0.15%	113.17%
2009	0.50%	227,315	22.420831	5,096,591	0.15%	112.11%
2009	0.80%	40,628	21.680199	880,823	0.15%	111.48%
2009	1.00%	45,255	24.681404	1,116,957	0.15%	111.06%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2013	0.00%	17,973	41.390053	743,903	0.71%	10.53%
2013	0.50%	86,950	56.457132	4,908,948	0.71%	9.98%
2013	0.80%	12,955	65.687029	850,975	0.71%	9.65%
2013	1.00%	27,875	40.372010	1,125,370	0.71%	9.43%
2013	1.30%	9	54.718336	492	0.71%	9.11%
2012	0.00%	19,950	37.445535	747,038	0.59%	3.39%
2012	0.50%	100,766	51.332730	5,172,594	0.59%	2.87%
2012	0.80%	15,442	59.904317	925,042	0.59%	2.56%
2012	1.00%	33,842	36.891599	1,248,485	0.59%	2.36%
2011	0.00%	26,799	36.218953	970,632	1.22%	-16.45%
2011	0.50%	121,930	49.900813	6,084,406	1.22%	-16.87%
2011	0.80%	18,243	58.408750	1,065,551	1.22%	-17.12%
2011	1.00%	47,335	36.042787	1,706,085	1.22%	-17.28%
2010	0.00%	29,117	43.350096	1,262,225	0.39%	29.23%
2010	0.50%	140,153	60.024884	8,412,668	0.39%	28.59%
2010	0.80%	21,900	70.469849	1,543,290	0.39%	28.21%
2010	1.00%	53,240	43.572420	2,319,796	0.39%	27.95%
2009	0.00%	33,188	33.543671	1,113,247	0.25%	57.54%
2009	0.50%	158,845	46.678903	7,414,710	0.25%	56.75%
2009	0.80%	23,299	54.965986	1,280,653	0.25%	56.28%
2009	1.00%	74,591	34.054133	2,540,132	0.25%	55.97%
Variable Insurance Portfolios - Asset Strategy (WRASP)
2013	0.00%	10,896	17.994414	196,067	1.27%	25.13%
2013	0.50%	144,031	17.579459	2,531,987	1.27%	24.51%
2013	0.80%	17,448	17.335032	302,462	1.27%	24.13%
2012	0.00%	12,697	14.380435	182,588	1.16%	19.18%
2012	0.50%	170,634	14.119186	2,409,213	1.16%	18.58%
2012	0.80%	19,979	13.964683	279,000	1.16%	18.22%
2011	0.00%	23,924	12.066588	288,681	1.03%	-7.21%
2011	0.50%	154,370	11.906878	1,838,065	1.03%	-7.67%
2011	0.80%	20,266	11.812045	239,383	1.03%	-7.94%
2010	0.00%	24,462	13.003550	318,093	1.17%	8.67%
2010	0.50%	135,882	12.895656	1,752,288	1.17%	8.13%
2010	0.80%	18,587	12.831331	238,496	1.17%	7.81%
2009	0.00%	7,118	11.965580	85,171	0.07%	19.66%	5/1/2009
2009	0.50%	91,769	11.925721	1,094,411	0.07%	19.26%	5/1/2009
2009	0.80%	6,426	11.901851	76,481	0.07%	19.02%	5/1/2009

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - High Income (WRHIP)
2013	0.50%	80,665	$11.955327	$964,376	4.88%	9.95%
2013	0.80%	7,636	11.895726	90,836	4.88%	9.62%
2012	0.50%	64,758	10.873621	704,154	0.00%	8.74%	5/1/2012
2012	0.80%	6,632	10.851908	71,970	0.00%	8.52%	5/1/2012
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2013	0.50%	25,515	13.087276	333,922	0.00%	29.29%
2013	0.80%	1,664	13.022032	21,669	0.00%	28.90%
2012	0.50%	16,373	10.122465	165,735	0.00%	1.22%	5/1/2012
2012	0.80%	497	10.102240	5,021	0.00%	1.02%	5/1/2012
Advantage VT Discovery Fund (SVDF)
2013	0.00%	3,753	52.293829	196,259	0.01%	43.80%
2013	1.00%	19,578	33.173614	649,473	0.01%	42.37%
2013	1.30%	75	68.427642	5,132	0.01%	41.94%
2012	0.00%	3,369	36.365713	122,516	0.00%	17.74%
2012	1.00%	19,854	23.300886	462,616	0.00%	16.56%
2012	1.30%	44	48.207298	2,121	0.00%	16.21%
2011	0.00%	3,336	30.887729	103,041	0.00%	0.42%
2011	1.00%	26,660	19.990260	532,940	0.00%	-0.57%
2010	0.00%	3,906	30.757646	120,139	0.00%	35.54%
2010	1.00%	22,839	20.105763	459,196	0.00%	34.20%
2009	0.00%	3,962	22.692436	89,907	0.00%	40.30%
2009	1.00%	20,769	14.982478	311,171	0.00%	38.91%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2013	0.00%	12,232	50.766884	620,981	0.19%	30.68%
2013	0.50%	407	92.297867	37,565	0.19%	30.03%
2013	0.80%	130	88.795213	11,543	0.19%	29.64%
2013	1.00%	41,935	20.310451	851,719	0.19%	29.38%
2013	1.30%	62	79.677043	4,940	0.19%	28.99%
2012	0.00%	13,164	38.848890	511,407	0.10%	15.52%
2012	0.50%	409	70.983886	29,032	0.10%	14.94%
2012	0.80%	133	68.495126	9,110	0.10%	14.60%
2012	1.00%	66,443	15.698476	1,043,054	0.10%	14.37%
2012	1.30%	35	61.769399	2,162	0.10%	14.03%
2011	0.00%	14,523	33.629016	488,394	0.14%	-5.52%
2011	0.50%	411	61.754991	25,381	0.14%	-5.99%
2011	0.80%	133	59.769284	7,949	0.14%	-6.27%
2011	1.00%	70,223	13.726081	963,887	0.14%	-6.46%
2010	0.00%	17,519	35.593435	623,561	0.74%	23.76%
2010	0.50%	413	65.689479	27,130	0.74%	23.14%
2010	0.80%	139	63.767991	8,864	0.74%	22.77%
2010	1.00%	90,876	14.673656	1,333,483	0.74%	22.53%
2009	0.00%	21,340	28.761168	613,763	0.00%	47.74%
2009	0.50%	416	53.345920	22,192	0.00%	47.00%
2009	0.80%	145	51.940893	7,531	0.00%	46.56%
2009	1.00%	112,638	11.976020	1,348,955	0.00%	46.27%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2013	0.00%	546	$25.874760	$14,128	0.00%	50.23%
2013	0.50%	20,549	25.278178	519,441	0.00%	49.48%
2013	0.80%	2,707	24.926824	67,477	0.00%	49.03%
2012	0.00%	141	17.223573	2,429	0.00%	7.87%
2012	0.50%	15,807	16.910692	267,307	0.00%	7.33%
2012	0.80%	4,080	16.725680	68,241	0.00%	7.01%
2011	0.00%	144	15.966729	2,299	0.00%	-4.60%
2011	0.50%	25,486	15.755473	401,544	0.00%	-5.07%
2011	0.80%	5,183	15.630041	81,011	0.00%	-5.36%
2010	0.00%	147	16.735960	2,460	0.00%	26.77%
2010	0.50%	39,483	16.597168	655,306	0.00%	26.14%
2010	0.80%	5,084	16.514425	83,959	0.00%	25.76%
2009	0.00%	101	13.201660	1,333	0.00%	32.02%	5/1/2009
2009	0.50%	8,394	13.157716	110,446	0.00%	31.58%	5/1/2009
2009	0.80%	2,262	13.131409	29,703	0.00%	31.31%	5/1/2009
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.00%	634	10.352942	6,564	0.00%	-8.81%
2011	0.50%	29,181	10.267311	299,610	0.00%	-9.26%
2011	0.80%	2,499	10.216274	25,530	0.00%	-9.53%
2010	0.00%	124	11.352948	1,408	0.00%	13.53%	5/3/2010
2010	0.50%	33,970	11.315395	384,384	0.00%	13.15%	5/3/2010
2010	0.80%	2,165	11.292929	24,449	0.00%	12.93%	5/3/2010
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.00%	12,274	10.783470	132,356	0.35%	-32.33%
2011	0.50%	327,060	10.482039	3,428,256	0.35%	-32.67%
2011	0.80%	56,163	10.305239	578,773	0.35%	-32.87%
2010	0.00%	20,565	15.936367	327,731	0.52%	25.03%
2010	0.50%	397,289	15.568534	6,185,207	0.52%	24.41%
2010	0.80%	72,914	15.351937	1,119,371	0.52%	24.03%
2009	0.00%	13,452	12.746144	171,461	2.51%	79.07%
2009	0.50%	382,278	12.514261	4,783,927	2.51%	78.18%
2009	0.80%	69,416	12.377175	859,174	2.51%	77.65%
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)
2011	0.00%	975	12.681863	12,365	0.11%	-7.91%
2011	0.50%	1,186	12.144062	14,403	0.11%	-8.37%
2011	0.80%	332	11.832421	3,928	0.11%	-8.64%
2010	0.00%	1,644	13.771185	22,640	0.79%	15.49%
2010	0.50%	6,473	13.253190	85,788	0.79%	14.91%
2010	0.80%	344	12.951815	4,455	0.79%	14.57%
2009	0.00%	2,297	11.924271	27,390	0.62%	21.08%
2009	0.50%	4,175	11.533213	48,151	0.62%	20.47%
2009	0.80%	395	11.304770	4,465	0.62%	20.11%
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)
2011	0.00%	1,934	17.690502	34,213	0.00%	-7.16%
2011	0.50%	5,587	16.940285	94,645	0.00%	-7.62%
2011	0.80%	2,090	16.505466	34,496	0.00%	-7.90%
2010	0.00%	2,574	19.054589	49,047	0.00%	18.78%
2010	0.50%	5,657	18.337860	103,737	0.00%	18.19%
2010	0.80%	2,177	17.920764	39,014	0.00%	17.83%
2009	0.00%	3,822	16.042234	61,313	0.00%	42.37%
2009	0.50%	8,616	15.516104	133,687	0.00%	41.66%
2009	0.80%	2,761	15.208702	41,991	0.00%	41.24%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.50%	5,296	12.257318	64,915	7.07%	7.70%
2010	0.80%	546	12.196157	6,659	7.07%	7.38%
2009	0.50%	2,998	11.381006	34,120	3.82%	13.81%	5/1/2009

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
AllianceBernstein NVIT Global Fixed Income Fund - Class VI (obsolete) (NVAGF6)
2010	0.00%	905	$12.305369	$11,136	5.31%	7.76%
2009	0.00%	939	11.419762	10,723	3.79%	14.20%	5/1/2009
Clover Value Fund II - Primary Shares (obsolete) (FALF)
2009	0.50%	3,849	11.259563	43,338	2.05%	14.14%
2009	0.80%	83	11.036543	916	2.05%	13.80%
Credit Suisse Trust-International Equity Flex III Portfolio (obsolete) (CSIEF3)
2010	0.00%	27,655	11.345188	313,751	0.10%	12.23%
2010	0.50%	19,635	11.285605	221,593	0.10%	11.67%
2010	0.80%	6,394	11.250005	71,933	0.10%	11.34%
2010	1.00%	23,244	11.226333	260,945	0.10%	11.12%
2009	0.00%	36,441	10.108851	368,377	0.00%	1.09%	12/11/2009
2009	0.50%	23,959	10.106089	242,132	0.00%	1.06%	12/11/2009
2009	0.80%	6,772	10.104432	68,427	0.00%	1.04%	12/11/2009
2009	1.00%	30,169	10.103328	304,807	0.00%	1.03%	12/11/2009
Gartmore NVIT Global Utilities Fund - Class I (obsolete) (GVGU1)
2009	0.00%	11,222	17.873386	200,575	3.74%	8.01%
2009	0.50%	22,312	17.201149	383,792	3.74%	7.47%
2009	0.80%	4,599	16.809985	77,309	3.74%	7.15%
2009	1.00%	13,437	16.554172	222,438	3.74%	6.93%
NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2010	0.50%	5,113	14.811453	75,731	0.94%	10.81%
2009	0.50%	5,406	13.366903	72,261	0.74%	33.67%	5/1/2009
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.00%	3,739	2.908819	10,876	11.87%	-1.88%
2011	0.50%	16,503	2.841668	46,896	11.87%	-2.37%
2011	0.80%	8,693	2.802120	24,359	11.87%	-2.66%
2010	0.00%	3,857	2.964546	11,434	7.14%	14.68%
2010	0.50%	43,908	2.910601	127,799	7.14%	14.11%
2010	0.80%	7,579	2.878683	21,818	7.14%	13.77%
2009	0.00%	3,525	2.584961	9,112	0.00%	26.75%
2009	0.50%	51,883	2.550630	132,334	0.00%	26.12%
2009	0.80%	6,895	2.530249	17,446	0.00%	25.74%
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.00%	6,730	4.084054	27,486	9.44%	-2.34%
2011	0.50%	5,992	3.910839	23,434	9.44%	-2.82%
2011	0.80%	1,889	3.810426	7,198	9.44%	-3.11%
2010	0.00%	6,482	4.181802	27,106	6.51%	14.81%
2010	0.50%	8,401	4.024459	33,809	6.51%	14.24%
2010	0.80%	2,311	3.932889	9,089	6.51%	13.90%
2009	0.00%	7,571	3.642267	27,576	0.00%	25.32%
2009	0.50%	9,956	3.522783	35,073	0.00%	24.69%
2009	0.80%	2,712	3.452973	9,364	0.00%	24.32%
International Equity Flex II Portfolio (obsolete) (WVCP)
2009	0.50%	5	10.887915	54	2.83%	29.85%
2009	0.80%	29	10.529632	305	2.83%	29.48%
INTECH Risk-Managed Core Portfolio - Service Shares (obsolete) (JARLCS)
2009	0.00%	831	14.723271	12,235	1.00%	22.55%
Market Opportunity Fund II - Service Shares (obsolete) (FVMOS)
2009	0.00%	5,927	10.283025	60,947	1.19%	1.28%
2009	0.50%	21,405	10.096031	216,106	1.19%	0.78%
2009	0.80%	1,673	9.985463	16,706	1.19%	0.48%
NVIT Global Financial Services Fund - Class I (obsolete) (GVGF1)
2009	0.00%	4,227	13.889643	58,712	1.17%	31.75%
2009	0.50%	24,715	13.366897	330,363	1.17%	31.10%
2009	0.80%	3,898	13.062701	50,918	1.17%	30.70%
2009	1.00%	7,696	12.863780	99,000	1.17%	30.44%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Health Sciences Fund - Class I (obsolete) (GVGH1)
2009	0.00%	1,969	$13.810897	$27,194	0.30%	19.16%
2009	0.50%	4,346	13.291259	57,764	0.30%	18.57%
2009	0.80%	905	12.988959	11,755	0.30%	18.21%
2009	1.00%	6,585	12.791190	84,230	0.30%	17.98%
NVIT Health Sciences Fund - Class III (obsolete) (GVGHS)
2009	0.00%	8,049	11.124833	89,544	0.29%	19.11%
2009	0.50%	31,770	10.868248	345,284	0.29%	18.52%
2009	0.80%	1,899	10.717146	20,352	0.29%	18.16%
NVIT Leaders Fund - Class I (obsolete) (GVUS1)
2009	0.00%	3,522	12.049802	42,439	0.79%	33.79%
2009	0.50%	5,347	11.596383	62,006	0.79%	33.12%
2009	0.80%	1,533	11.332557	17,373	0.79%	32.72%
2009	1.00%	216	11.160018	2,411	0.79%	32.46%
NVIT Technology & Communications Fund - Class I (obsolete) (GGTC)
2009	0.00%	1,823	3.325931	6,063	0.00%	52.47%
2009	0.50%	43,071	3.175501	136,772	0.00%	51.71%
2009	0.80%	6,450	3.088555	19,921	0.00%	51.25%
2009	1.00%	50,209	2.946550	147,943	0.00%	50.95%
NVIT Technology & Communications Fund - Class III (obsolete) (GGTC3)
2009	0.00%	4,024	12.888766	51,864	0.00%	52.44%
2009	0.50%	27,463	12.591433	345,799	0.00%	51.68%
2009	0.80%	4,272	12.416314	53,042	0.00%	51.23%
NVIT U.S. Growth Leaders Fund - Class I (obsolete) (GVUG1)
2009	0.00%	3,678	14.212216	52,273	0.00%	25.84%
2009	0.50%	26,597	13.677495	363,780	0.00%	25.21%
2009	0.80%	4,858	13.366367	64,934	0.00%	24.84%
U.S. Equity Flex I Portfolio (obsolete) (WSCP)
2010	0.00%	40,705	13.231673	538,595	0.15%	14.46%
2010	0.50%	231,659	17.541110	4,063,556	0.15%	13.89%
2010	0.80%	85,337	16.948037	1,446,295	0.15%	13.55%
2010	1.00%	44,938	6.626564	297,785	0.15%	13.32%
2009	0.00%	48,415	11.560237	559,689	1.14%	24.67%
2009	0.50%	261,548	15.402040	4,028,373	1.14%	24.04%
2009	0.80%	91,575	14.925949	1,366,844	1.14%	23.67%
2009	1.00%	50,084	5.847611	292,872	1.14%	23.43%

2013	Contract owners equity:				$677,429,029
2012	Contract owners equity:				$598,222,370
2011	Contract owners equity:				$589,437,248
2010	Contract owners equity:				$678,977,225
2009	Contract owners equity:				$647,741,695

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.